As filed with the Securities and Exchange Commission on December 29, 1997

                                                        Registration No. 2-14069
                                                                File No. 811-810

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                 -------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                   Under the
                             SECURITIES ACT OF 1933               [X]
                           Pre-Effective Amendment No.            [ ]
                          Post-Effective Amendment No. 85         [X]

                                     and/or

                             REGISTRATION STATEMENT
                                    Under the

                         INVESTMENT COMPANY ACT OF 1940           [X]
                                Amendment No. 33                  [X]
                      (Check appropriate box or boxes.)

                                 -------------

                              Phoenix Series Fund
              (Exact Name of Registrant as Specified in Charter)

                                 -------------

       101 Munson Street, Greenfield, MA                           01301
     (Address of Principal Executive Offices)                   (Zip Code)


           c/o Phoenix Equity Planning Corporation--Customer Service


                                (800) 243-1574
                         Registrant's Telephone Number
                                 -------------

                           Thomas N. Steenburg, Esq.
                     Vice President, Counsel and Secretary
                       Phoenix Duff & Phelps Corporation
                               56 Prospect Street
                          Hartford, Connecticut 06115
                    (Name and Address of Agent for Service)

                                 -------------

It is proposed that this filing will become effective (check appropriate box):

   [ ] immediately upon filing pursuant to paragraph (b)
   [ ] on __________ pursuant to paragraph (b)
   [X] 60 days after filing pursuant to paragraph (a)(i)
   [ ] on __________ pursuant to paragraph (a)(i)
   [ ] 75 days after filing pursuant to paragraph (a)(ii)
   [ ] on __________  pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                              PHOENIX SERIES FUND

                             Cross Reference Sheet
                              Required by Rule 495
                       Under the Securities Act of 1933


                                     PART A

                      Information Required in Prospectus



                    Item Number                        Prospectus Caption
----------------------------------------------------   --------------------------------------------------
 1.     Cover Page .................................   Cover Page
 2.     Synopsis   .................................   Introduction
 3.     Condensed Financial Information ............   Financial Highlights
 4.     General Description of Registrant  .........   Introduction; Investment Objectives and Policies;
                                                       Additional Information
 5.     Management of the Fund .....................   Management of the Funds
 6.     Capital Stock and Other Securities .........   Management of the Funds; How to Buy Shares;
                                                       Investor Account Services; How to Redeem Shares;
                                                       Dividends, Distributions and Taxes
 7.     Purchase of Securities Being Offered  ......   How to Buy Shares; Investor Account Services;
                                                       How to Redeem Shares; Distribution Plans
 8.     Redemption or Repurchase  ..................   How to Buy Shares; How to Redeem Shares
 9.     Pending Legal Proceedings ..................   Not Applicable


                                     PART B

          Information Required in Statement of Additional Information


                            Item Number                               Statement of Additional Information
-------------------------------------------------------------------   --------------------------------------------------------
10.     Cover Page ................................................   Cover Page
11.     Table of Contents   .......................................   Table of Contents
12.     General Information and History ...........................   Cover Page
13.     Investment Objectives and Policies ........................   Investment Policies; Investment Restrictions; Portfolio
                                                                      Turnover
14.     Management of the Registrant ..............................   Management of the Trust
15.     Control Persons and Principal Holders of Securities  ......   Not Applicable
16.     Investment Advisory and Other Services   ..................   Management of the Trust; The Investment Adviser;
                                                                      The National Distributor and Distribution Plans;
                                                                      Financial Statements
17.     Brokerage Allocation and Other Practices ..................   Brokerage Allocation
18.     Capital Stock and Other Securities ........................   Purchase of Shares; Alternative Purchase
                                                                      Arrangements; Special Services; How to Redeem
                                                                      Shares
19.     Purchase, Redemption and Pricing
        of Securities Being Offered  ..............................   Net Asset Value; Purchase of Shares;
                                                                      Alternative Purchase Arrangements; Shareholder
                                                                      Services; Special Services; How to Redeem Shares
20.     Tax Status ................................................   Dividends, Distributions and Taxes
21.     Underwriter   .............................................   The Distributor and Distribution Plans
22.     Calculation of Yield Quotations of Money Market Funds         Performance Information
23.     Financial Statements   ....................................   Financial Statements

                                 [FRONT COVER]

P H O E N I X
        FUNDS



Prospectus                              FEBRUARY 27, 1998

                                   --  PHOENIX BALANCED FUND
                                   --  PHOENIX CONVERTIBLE FUND
                                   --  PHOENIX GROWTH FUND
                                   --  PHOENIX AGGRESSIVE GROWTH FUND
                                   --  PHOENIX HIGH YIELD FUND
                                   --  PHOENIX MONEY MARKET FUND
                                   --  PHOENIX U.S. GOVERNMENT SECURITIES FUND





[LOGOTYPE] PHOENIX
           DUFF & PHELPS

                             PHOENIX BALANCED FUND
                            PHOENIX CONVERTIBLE FUND
                              PHOENIX GROWTH FUND
                         PHOENIX AGGRESSIVE GROWTH FUND
                            PHOENIX HIGH YIELD FUND
                           PHOENIX MONEY MARKET FUND
                    PHOENIX U.S. GOVERNMENT SECURITIES FUND

                               101 Munson Street
                              Greenfield, MA 01301

                                   PROSPECTUS

                               February 27, 1998

     Phoenix Balanced Fund Series ("Balanced Fund") seeks as its investment objectives reasonable income, long-term capital growth and conservation of capital. It is intended that this Fund will invest in common stocks and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital enhancement.

     Phoenix Convertible Fund Series ("Convertible Fund") seeks as its investment objectives income and the potential for capital appreciation, which objectives are to be considered as relatively equal. It is intended that this Fund will invest at least 65% of its total assets (exclusive of cash and government securities) in debt securities and preferred stocks which are convertible into, or carry the right to purchase, common stock or other equity securities.

     This Fund may employ "leverage" by borrowing money and using such funds to increase its investments in securities above the amounts otherwise possible. Leverage may involve greater costs and risks than would otherwise be the case. See the Statement of Additional Information.

     Phoenix Growth Fund Series ("Growth Fund") seeks as its investment objective long-term appreciation of capital. Since income is not an objective, any income generated by the investment of this Fund's assets will be incidental to its objective. It is intended that this Fund will invest primarily in the common stocks of companies believed by the Adviser to have appreciation potential.


     Phoenix Aggressive Growth Fund Series ("Aggressive Growth Fund") seeks as its investment objective appreciation of capital through the use of aggressive investment techniques. It is intended that this Fund will invest primarily in domestic common stocks believed by management to have a substantial potential for capital growth without being subject to unreasonable risks. This Fund may employ "leverage" by borrowing money and using such funds to increase its investments in securities above the amounts otherwise possible. Leverage may involve greater costs and risks than would otherwise be the case. See the Statement of Additional Information.


--------------------------------------------------------------------------------
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                        CUSTOMER SERVICE--(800) 243-1574
                           MARKETING--(800) 243-4361
                        TELEPHONE ORDERS--(800) 367-5877
                 TELECOMMUNICATION DEVICE (TTY)--(800) 243-1926

     Phoenix High Yield Fund Series ("High Yield Fund") seeks as its investment objective high current income. Capital growth is a secondary objective which will also be considered when consistent with the primary objective of high current income. It is intended that this Fund will invest primarily in a diversified portfolio of high yield fixed income securities, commonly known as junk bonds. In addition to other risks, these high yield, high risk bonds are often subject to greater market fluctuations and risk of loss of income and principal due to issuer default than are lower-yielding, higher-rated bonds. The risks of investing in high yield, high risk bonds should be carefully considered and are outlined on page 18.

     Phoenix Money Market Fund Series ("Money Market Fund") seeks as its investment objective as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. It is intended that this Fund will invest primarily in a portfolio of high-quality money market instruments generally maturing in less than one year. An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

     Phoenix U.S. Government Securities Fund Series ("U.S. Government Securities Fund") seeks as its investment objective a high level of current income consistent with safety of principal. This Fund invests in securities which are issued or guaranteed by the U.S. Government or its agencies and backed by the full faith and credit of the U.S. Government and those supported by the ability to borrow from the U.S. Treasury or by the credit of an agency or otherwise supported by the U.S. Government.

     All of the above Funds, except the Money Market Fund and the U.S. Government Securities Fund, may engage in limited securities and index options transactions and enter into financial futures contracts and related options for hedging purposes. See "Investment Techniques and Related Risks."

     The Convertible Fund and the High Yield Fund may invest up to 100% and 65% respectively of their portfolios in non-investment grade securities (sometimes referred to as "junk bonds") which entail default and other risks greater than those associated with higher rated securities. Investors should carefully assess the risks associated with an investment in these Funds. See "Investment Objectives and Policies" and "Risk Factors."

     Phoenix Series Fund (the "Trust") is a diversified, open-end management investment company whose shares are presently offered in seven series. Each series generally operates as a separate fund with its own investment objectives and policies designed to meet its specific investment goals. There can be no assurance that any series will achieve its objectives.


     This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, Adviser or Distributor. This Prospectus does not constitute an offer to sell or solicitation of an offer to buy any of the securities offered hereby in any state in which, or to any person whom, it is unlawful to make such offer. Neither the delivery of this Prospectus nor any sale hereunder shall, under any circumstances, create any implication that information herein is correct at any time subsequent to its date. Investors should read and retain this Prospectus for future reference. Additional information about the Trust is contained in the Statement of Additional Information dated February 27, 1998 which has been filed with the Securities and Exchange Commission (the "Commission") and is available upon request at no charge by calling (800) 243-4361 or by writing to Phoenix Equity Planning Corporation at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. The Statement of Additional Information is incorporated herein by reference.


     The Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.



     Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, credit union or affiliated entity and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board or any other agency and involve investment risk, including possible loss of principal.

                               TABLE OF CONTENTS




                                                                         Page
                                                                         -----
INTRODUCTION   .........................................................    4
FUND EXPENSES  .........................................................    5
FINANCIAL HIGHLIGHTS ...................................................    8
PERFORMANCE INFORMATION ................................................   15
INVESTMENT OBJECTIVES AND POLICIES  ....................................   16
 Phoenix Balanced Fund  ................................................   16
 Phoenix Convertible Fund  .............................................   16
 Phoenix Growth Fund ...................................................   17
 Phoenix Aggressive Growth Fund  .......................................   17
 Phoenix High Yield Fund   .............................................   18
 Phoenix Money Market Fund .............................................   18
 Phoenix U.S. Government Securities Fund  ..............................   19
INVESTMENT TECHNIQUES AND RELATED RISKS   ..............................   20
INVESTMENT RESTRICTIONS ................................................   23
MANAGEMENT OF THE FUNDS ................................................   24
DISTRIBUTION PLANS   ...................................................   25
HOW TO BUY SHARES ......................................................   26
NET ASSET VALUE   ......................................................   31
HOW TO REDEEM SHARES ...................................................   32
DIVIDENDS, DISTRIBUTIONS AND TAXES  ....................................   33
ADDITIONAL INFORMATION  ................................................   33
APPENDIX ...............................................................   34

                                 INTRODUCTION


     This Prospectus describes the shares offered by and the operations of the Phoenix Series Fund (the "Trust"). The Trust is a diversified, open-end management investment company established as a business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated April 7, 1958, as amended (the "Declaration of Trust"). The Declaration of Trust authorizes the assets and shares of the Trust to be divided into series (each a "Fund" and collectively the "Funds"). Each Fund has a different investment objective and invests primarily in certain types of securities, as described on the cover page of this Prospectus, and is designed to meet different investment needs. In many respects, each Fund operates as if it were a separate mutual fund. The Trustees have authority to issue an unlimited number of shares of beneficial interest of one dollar par value of each Fund.



The Investment Adviser


     Phoenix Investment Counsel, Inc. (the "Adviser") is the investment adviser to the Trust and its professional staff selects and supervises the investments in each Fund's portfolio. The Adviser is a subsidiary of Phoenix Duff & Phelps Corporation and an indirect subsidiary of Phoenix Home Life Mutual Insurance Company. Under the terms of the Investment Advisory Agreement, for its services to each Fund of the Trust, the Adviser is entitled to fees as set forth under the "Adviser." The Adviser has agreed to reimburse the Trust for certain expenses as described under "Management of the Fund."



Distributor and Distribution Plans

     Phoenix Equity Planning Corporation ("Equity Planning" or "Distributor"), serves as Distributor of the Trust's shares. See "Distribution Plans" and the Statement of Additional Information. Equity Planning also acts as financial agent and as such receives a fee. See "The Financial Agent." Equity Planning also serves as the Trust's transfer agent. See "The Custodian and Transfer Agent."


     The Trust has adopted, amended and restated distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") for all classes of all Funds other than Class A Shares of the Money Market Fund. Pursuant to the distribution plan adopted for Class A Shares, the Trust shall reimburse the Distributor at an annual rate of 0.25% of the Trust's average daily Class A Share net assets of a Fund for distribution expenditures incurred in connection with the sale and promotion of Class A Shares of a Fund and for furnishing shareholder services (the "Service Fee"). Pursuant to the distribution plan adopted for Class B Shares, the Trust shall reimburse the Distributor up to a maximum annual rate of 0.75% of the Trust's average daily Class B Share net assets of a Fund (0.50% of the Money Market Fund's average daily Class B Share net assets) for distribution expenses incurred in connection with the sale and promotion of Class B Shares of a Fund and 0.25% of the Trust's average daily Class B Shares net assets of a Fund for furnishing shareholder services. Pursuant to the distribution plans adopted for Class C Shares and Class M Shares, the High Yield Fund shall reimburse the Distributor up to a maximum annual rate of 0.75% and 0.25%, respectively, of the average daily net assets of the High Yield Fund for distribution expenses incurred in connection with the sale and promotion of each class of shares and 0.25% of the High Yield Fund's average daily Class C and M shares net assets for furnishing shareholder services. See "Distribution Plans."



Purchase of Shares

     The Trust offers two classes of shares of each Fund and two additional classes of shares of the High Yield Fund which may be purchased at a price equal to their net asset value per share plus a sales charge (except for Class A Shares of the Money Market Fund) which, at the election of the purchaser, may be imposed (i) at the time of purchase (the "Class A Shares" and "Class M Shares"), or (ii) on a contingent deferred basis (the "Class B Shares" and "Class C Shares"). Completed applications for the purchase of shares should be mailed to the Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

     Class A and M Shares (except Class A Shares of the Money Market Fund) are offered to the public at the next determined net asset value after receipt of the order by State Street Bank and Trust Company plus a maximum sales charge of 4.75% and 3.50%, respectively, of the offering price on single purchases of less than $50,000. The sales charges are reduced on a graduated scale on single purchases of $50,000 or more.

     Class B and C Shares are offered to the public at the next determined net asset value after receipt of an order by State Street Bank and Trust Company with no sales charge. Class B Shares are subject to a sales charge if they are redeemed within five years of purchase. Class C Shares redeemed within one year of purchase are subject to a 1% sales charge.

     Shares of the Money Market Fund are offered to the public at their constant net asset value of $1.00 per share with no sales charge on Class A Shares. There can be no assurance that the Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

     Shares of each class represent an identical interest in the investment portfolio of that Fund and have the same rights. For more information on fees and charges applicable for each Fund and class, refer to "Fund Expenses" and "How to Buy Shares."



Minimum Initial and Subsequent Investments

     The minimum initial investment is $500 ($25 if using the bank draft investing program designated "Investo-Matic") and the minimum subsequent investment is $25. Exceptions to the minimum and subsequent investment amounts are available under specific circumstances. See "How to Buy Shares."



Redemption of Shares

     Class A and M Shares of a Fund may be redeemed at any time at the net asset value per share next computed after receipt of a redemption request by Equity Planning, the Trust's transfer agent. Class B and C shareholders redeeming shares within certain time periods of the date of purchase will normally be assessed a contingent deferred sales charge. See "How to Redeem Shares."


Risk Factors

     There can be no assurance that any Fund will achieve its investment objectives. In addition, special risks may be presented by the particular types of securities in which a Fund may invest. For example, several Funds may invest in below investment grade securities. To the extent that a Fund invests in lower-rated securities (sometimes referred to as "junk bonds"), such an investment is speculative and involves risks not typically associated with investment in higher rated securities, including overall greater risk of non-payment of interest and principal and potentially greater sensitivity to general economic conditions and changes in interest rates. In addition, investors should consider risks inherent in foreign debt securities, futures and options. See "Investment Objectives and Policies."


                                 FUND EXPENSES


     The following tables illustrate all expenses and fees that a shareholder will incur. The expenses and fees set forth in these tables are for the fiscal year ended October 31, 1997.



                                                    Class A Shares
----------------------------------------------------------------------------------------------------------------------
                                                                                                              U.S.
                                                                 Aggressive                 Money          Government
                             Balanced   Convertible    Growth      Growth     High Yield    Market         Securities
                              Fund         Fund         Fund        Fund         Fund        Fund             Fund
                            ----------- ------------- ---------- ------------ ------------ --------------- -----------
Shareholder Transaction
 Expenses
 Maximum Sales Load             4.75%        4.75%       4.75%       4.75%        4.75%        None            4.75%
  Imposed on Purchases
  (as a percentage of
  offering price)
 Maximum Sales Load             None         None         None        None         None         None           None
  Imposed on Reinvested
  Dividends
 Deferred Sales Load (as        None         None         None        None         None         None           None
  a percentage of original
  purchase price or
  redemption proceeds,
  as applicable)
 Redemption Fee                 None         None         None        None         None         None           None
 Exchange Fee                   None         None         None        None         None         None           None
Annual Fund Operating
 Expenses (as a percentage
 of average net assets)
 Management Fees                0.53%        0.65%       0.66%       0.70%        0.65%         0.40%          0.45%
 12b-1 Fees (a)                 0.25%        0.25%       0.25%       0.25%        0.25%        None            0.25%
 Other Operating Expenses
  (after reimbursement)         0.20%        0.22%       0.19%       0.25%        0.21%         0.39%(b)       0.28%
                               -----        -----        ----        ----         ----         -----          -----
 Total Fund Operating
  Expenses                      0.98%        1.12%       1.10%       1.20%        1.11%         0.79%          0.98%
                               =====        =====        ====        ====         ====         =====          =====


-----------

(a) "12b-1 Fees" represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"). 12b-1 Fees as stated include a Service Fee. See "Distribution Plans."
(b) The Adviser has agreed to reimburse the Trust for the amount, if any, by which the Money Market Fund's operating expenses for any fiscal year exceeded 0.85% of the average daily net assets of Class A Shares and 1.60% of the average daily net assets of Class B Shares of the Fund. There were no expense reimbursements for the fiscal year ended October 31, 1997.

                                        Class B Shares
----------------------------------------------------------------------------------------------
                                 Balanced             Convertible             Growth
                                   Fund                  Fund                  Fund
----------------------------------------------------------------------------------------------
Shareholder Transaction
 Expenses
 Maximum Sales Load                  None                  None                  None
  Imposed on Purchases
  (as a percentage of
  offering price)
 Maximum Sales Load                  None                  None                  None
  Imposed on Reinvested
  Dividends
 Deferred Sales Load (as     5% during             5% during             5% during
  a percentage of original   the first year,       the first year,       the first year,
  purchase price or          decreasing 1%         decreasing 1%         decreasing 1%
  redemption proceeds,       annually to 2%        annually to 2%        annually to 2%
  as applicable)             during the fourth     during the fourth     during the fourth
                             and fifth years,      and fifth years,      and fifth years,
                             dropping from         dropping from         dropping from
                             2% to 0% after        2% to 0% after        2% to 0% after
                             the fifth year        the fifth year        the fifth year

 Redemption Fee                      None                  None                  None
 Exchange Fee                        None                  None                  None
Annual Fund
 Operating Expenses
  (as a percentage of
  average net assets)
 Management Fees                     0.53%                 0.65%                 0.66%
 12b-1 Fees (a)                      1.00%                 1.00%                 1.00%
 Other Operating Expenses
  (after reimbursement)              0.20%                 0.22%                 0.19%
                                     ----                  ----                  ----
 Total Fund Operating
  Expenses                           1.73%                 1.87%                 1.85%
                                     ====                  ====                  ====



                                                                 Class B Shares
------------------------------------------------------------------------------------------------------------------------
                                                                                                        U.S.
                                Aggressive                                     Money                 Government
                                  Growth              High Yield              Market                 Securities
                                   Fund                  Fund                  Fund                     Fund
------------------------------------------------------------------------------------------------------------------------
Shareholder Transaction
 Expenses
 Maximum Sales Load                  None                  None                  None                     None
  Imposed on Purchases
  (as a percentage of
  offering price)
 Maximum Sales Load                  None                  None                  None                     None
  Imposed on Reinvested
  Dividends
 Deferred Sales Load (as     5% during             5% during             5% during                5% during
  a percentage of original   the first year,       the first year,       the first year,          the first year,
  purchase price or          decreasing 1%         decreasing 1%         decreasing 1%            decreasing 1%
  redemption proceeds,       annually to 2%        annually to 2%        annually to 2%           annually to 2%
  as applicable)             during the fourth     during the fourth     during the fourth        during the fourth
                             and fifth years,      and fifth years,      and fifth years,         and fifth years,
                             dropping from         dropping from         dropping from            dropping from
                             2% to 0% after        2% to 0% after        2% to 0% after           2% to 0% after
                             the fifth year        the fifth year        the fifth year           the fifth year

 Redemption Fee                      None                  None                  None                     None
 Exchange Fee                        None                  None                  None                     None
Annual Fund
 Operating Expenses
  (as a percentage of
  average net assets)
 Management Fees                     0.70%                 0.65%                 0.40%                    0.45%
 12b-1 Fees (a)                      1.00%                 1.00%                 0.75%                    1.00%
 Other Operating Expenses
  (after reimbursement)              0.25%                 0.21%                 0.39%(b)                 0.28%
                                     ----                  ----                  ----                     ----
 Total Fund Operating
  Expenses                           1.95%                 1.86%                 1.54%                    1.73%
                                     ====                  ====                  ====                     ====


-----------

(a) "12b-1 Fees" represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"). 12b-1 Fees as stated include a Service Fee. See "Distribution Plans."
(b) The Adviser has agreed to reimburse the Trust for the amount, if any, by which the Money Market Fund's operating expenses for any fiscal year exceeded 0.85% of the average daily net assets of Class A Shares and 1.60% of the average daily net assets of Class B Shares of the Fund. There were no expense reimbursements for the fiscal year ended October 31, 1997.




                                                                     Class C Shares     Class M Shares
-------------------------------------------------------------------------------------------------------
                                                                       High Yield         High Yield
                                                                        Fund (b)           Fund (b)
-------------------------------------------------------------------------------------------------------
Share Transaction Expenses                                           (Pro Forma)        (Pro Forma)
 Maximum Sales Load Imposed on Purchases                                  None              3.50%
                (as a percentage of offering price)
 Maximum Sales Load Imposed on Reinvested Dividends                       None               None
 Deferred Sales Load (as a percentage of original purchase price       1% during             None
               or redemption proceeds, as applicable)                the first year
 Redemption Fee                                                           None               None
 Exchange Fee                                                             None               None
Annual Fund Operating Expenses
 (as a percentage of average net assets)
 Management Fees                                                         0.65%              0.655%
 12b-1 Fees (a)                                                          1.00%              0.50%
 Other Operating Expenses (after reimbursement)                          0.21%              0.21%
                                                                         ----               ----
 Total Fund Operating Expenses                                           1.86%              1.36%
                                                                         ====               ====



-----------
(a) "12b-1 Fees" represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"). 12b-1 Fees as stated include a Service Fee. See "Distribution Plans."
(b) Prior to February 27, 1998, Class C and M Shares of the High Yield Fund were not offered.

                                                                                           Cumulative Expenses
                                                                                           Paid for the Period
                                                                                  1 year   3 years   5 years   10 years
Example*                                                                          -------- --------- --------- ---------
An investor would pay the following expenses on a hypothetical $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

------------------------------------------------------------------------------------------------------------------------
 Balanced Fund (Class A Shares)                                                      $57      $77        $99      $162
------------------------------------------------------------------------------------------------------------------------

 Balanced Fund (Class B Shares)                                                       58       74         94       184

------------------------------------------------------------------------------------------------------------------------
 Convertible Fund (Class A Shares)                                                    58       81        106       177
------------------------------------------------------------------------------------------------------------------------

 Convertible Fund (Class B Shares)                                                    59       79        101       199

------------------------------------------------------------------------------------------------------------------------
 Growth Fund (Class A Shares)                                                         58       81        105       175
------------------------------------------------------------------------------------------------------------------------

 Growth Fund (Class B Shares)                                                         59       78        100       197

------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth Fund (Class A Shares)                                              59       84        110       186
------------------------------------------------------------------------------------------------------------------------

 Aggressive Growth Fund (Class B Shares)                                              60       81        105       208

------------------------------------------------------------------------------------------------------------------------
 High Yield Fund (Class A Shares)                                                     58       81        106       176
------------------------------------------------------------------------------------------------------------------------

 High Yield Fund (Class B Shares)                                                     59       78        101       198

------------------------------------------------------------------------------------------------------------------------
 High Yield Fund (Class C Shares)                                                     29       58        101       218
------------------------------------------------------------------------------------------------------------------------

 High Yield Fund (Class M Shares)                                                     48       77        107       193

------------------------------------------------------------------------------------------------------------------------
 Money Market Fund (Class A Shares)                                                    8       25         44        98
------------------------------------------------------------------------------------------------------------------------

 Money Market Fund (Class B Shares)                                                   56       69         84       163

------------------------------------------------------------------------------------------------------------------------
 U.S. Government Sec. Fund (Class A Shares)                                           57       77         99       162
------------------------------------------------------------------------------------------------------------------------

 U.S. Government Sec. Fund (Class B Shares)                                           58       74         94       184




                                                                                              Cumulative Expenses
                                                                                              Paid for the Period
                                                                                     1 year   3 years   5 years   10 years
Example*                                                                             -------- --------- --------- ---------
An investor would pay the following expenses on the same $1,000 investment assuming no redemption at the end of each time period:

--------------------------------------------------------------------------------------------------------------------------
 Balanced Fund (Class A Shares)                                                         $57      $77        $99      $162
--------------------------------------------------------------------------------------------------------------------------

 Balanced Fund (Class B Shares)                                                          18       54         94       184

--------------------------------------------------------------------------------------------------------------------------
 Convertible Fund (Class A Shares)                                                       58       81        106       177
--------------------------------------------------------------------------------------------------------------------------

 Convertible Fund (Class B Shares)                                                       19       59        101       199

--------------------------------------------------------------------------------------------------------------------------
 Growth Fund (Class A Shares)                                                            58       81        105       175
--------------------------------------------------------------------------------------------------------------------------

 Growth Fund (Class B Shares)                                                            19       58        100       197

--------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth Fund (Class A Shares)                                                 59       84        110       186
--------------------------------------------------------------------------------------------------------------------------

 Aggressive Growth Fund (Class B Shares)                                                 20       61        105       208

--------------------------------------------------------------------------------------------------------------------------
 High Yield Fund (Class A Shares)                                                        58       81        106       176
--------------------------------------------------------------------------------------------------------------------------

 High Yield Fund (Class B Shares)                                                        19       58        101       198

--------------------------------------------------------------------------------------------------------------------------
 High Yield Fund (Class C Shares)                                                        19       58        101       218
--------------------------------------------------------------------------------------------------------------------------

 High Yield Fund (Class M Shares)                                                        48       77        107       193

--------------------------------------------------------------------------------------------------------------------------
 Money Market Fund (Class A Shares)                                                       8       25         44        98
--------------------------------------------------------------------------------------------------------------------------

 Money Market Fund (Class B Shares)                                                      16       49         84       163

--------------------------------------------------------------------------------------------------------------------------
 U.S. Government Sec. Fund (Class A Shares)                                              57       77         99       162
--------------------------------------------------------------------------------------------------------------------------

 U.S. Government Sec. Fund (Class B Shares)                                              18       54         94       184


-----------

*The purpose of the tables above are to help the investor understand the various costs and expenses that the investor will bear, directly or indirectly. The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Class B Share figures assume conversion to Class A Shares after eight years. See "Management of the Fund," "Distribution Plans" and "How to Buy Shares."

                             FINANCIAL HIGHLIGHTS

     The following tables set forth certain financial information for the respective fiscal years of the Trust. This financial information has been audited by Price Waterhouse LLP, independent accountants. Their opinion and the Trust's Financial Statements and notes thereto are incorporated by reference in the Statement of Additional Information. The Statement of Additional Information and the Trust's most recent Annual Report (containing the report of Independent Accountants and additional information relating to each Series' performance) are available at no charge upon request by calling (800) 243-4361.



                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)
--------------------------------------------------------------------------------


                                                            BALANCED FUND
                                                               Class A
                                     -----------------------------------------------------
                                                        Year ended October 31,
                                     -----------------------------------------------------
                                       1997          1996            1995           1994
                                     ---------    ---------       ---------       --------
Net asset value, beginning
 of period                              $17.56       $17.04         $ 15.23         $ 16.64
Income from investment
 operations
 Net investment income                    0.48         0.48            0.52            0.48
 Net realized and unrealized
  gain (loss)                             2.38         1.46            1.80           (1.01)
                                        -------      -------        -------         -------
  Total from investment operations        2.86         1.94            2.32           (0.53)
                                        -------      -------        -------         -------
Less distributions
 Dividends from net
  investment income                      (0.48)        0.49)          (0.51)          (0.49)
 Dividends from net realized gains       (1.87)        0.93)             --           (0.39)
                                        -------      -------        -------         -------
  Total distributions                    (2.35)        1.42)          (0.51)          (0.88)
                                        -------      -------        -------         -------
Change in net asset value                 0.51         0.52            1.81           (1.41)
                                        -------      -------        -------         -------
Net asset value, end of period          $18.07       $17.56         $ 17.04         $ 15.23
                                        =======      =======        =======         =======
Total return(1)                          18.04%       12.03%         15.52%          (3.28)%
Ratios/supplemental data:
Net assets, end of period
 (thousands)                        $1,702,385   $1,897,306     $2,345,440      $2,601,808
Ratio to average net assets of:
 Operating expenses                       0.98%        1.01%          1.02%          0.96%
 Net investment income                    2.65%        2.74%          3.27%          3.03%
Portfolio turnover                         206%         191%           197%           159%
Average commission rate paid(4)       $ 0.0541     $ 0.0546           N/A            N/A



BALANCED FUND
                                                                              Class A
                                       -----------------------------------------------------------------------------
                                                                      Year ended October 31,
                                       -----------------------------------------------------------------------------
                                         1993           1992          1991         1990        1989          1988
                                       ---------      -------       --------     --------    --------      ---------
Net asset value, beginning
 of period                                $15.92         $16.05       $13.86       $13.91       $12.19       $13.53
Income from investment
 operations
 Net investment income                      0.46           0.52         0.62         0.69         0.69         0.58
 Net realized and unrealized
  gain (loss)                               1.08           0.92         2.84        (0.04)        1.74        (0.33)
                                          ------         ------       ------       ------       ------       ------
  Total from investment operations          1.54           1.44         3.46         0.65         2.43         0.25
                                          ------         ------       ------       ------       ------       ------
Less distributions
 Dividends from net
  investment income                        (0.46)         (0.54)       (0.64)       (0.67)       (0.71)       (0.61)
 Dividends from net realized gains         (0.36)         (1.03)       (0.63)       (0.03)          --        (0.98)
                                          ------         ------       ------       ------       ------       ------
  Total distributions                      (0.82)         (1.57)       (1.27)       (0.70)       (0.71)       (1.59)
                                          ------         ------       ------       ------       ------       ------
Change in net asset value                   0.72          (0.13)        2.19        (0.05)        1.72        (1.34)
                                          ------         ------       ------       ------       ------       ------
Net asset value, end of period            $16.64         $15.92       $16.05       $13.86       $13.91       $12.19
                                          ======         ======       ======       ======       ======       ======
Total return(1)                             9.92%          9.77%       26.26%        4.71%       20.60%        2.14%
Ratios/supplemental data:
Net assets, end of period
 (thousands)                          $3,126,014     $2,146,726     $941,754     $472,642     $446,970     $425,737
Ratio to average net assets of:
 Operating expenses                         0.95%          0.98%        0.98%        0.85%        0.93%        0.80%
 Net investment income                      2.88%          3.55%        4.22%        4.91%        5.28%        4.87%
Portfolio turnover                           130%           136%         196%         181%         172%         226%
Average commission rate paid(4)             N/A            N/A           N/A          N/A          N/A          N/A



BALANCED FUND

                                               Class B
                                   ---------------------------------
                                                 Year ended
                                                 October 31,          From inception
                                   ---------------------------------   7/15/94 to
                                     1997          1996       1995      10/31/94
                                   --------     --------    --------    --------
Net asset value, beginning
 of period                          $17.54       $17.01      $ 15.23     $15.27
Income from investment
 operations
 Net investment income                0.35         0.35         0.40       0.09
 Net realized and unrealized
  gain (loss)                         2.37         1.47         1.80      (0.04)
                                    -------      -------     -------     ------
  Total from investment operations    2.72         1.82         2.20       0.05
                                    -------      -------     -------     ------
Less distributions
 Dividends from net
  investment income                  (0.35)       (0.36)       (0.42)     (0.09)
 Dividends from net realized gains   (1.87)       (0.93)          --         --
                                    -------      --------    -------     ------
  Total distributions                (2.22)       (1.29)       (0.42)     (0.09)
                                    -------      --------    -------     ------
Change in net asset value             0.50         0.53         1.78      (0.04)
                                    -------      --------    -------     ------
Net asset value, end of period      $18.04       $17.54      $ 17.01     $15.23
                                    =======      ========    =======     ======
Total return(1)                      17.13%       11.24%       14.68%      0.34%(3)
Ratios/supplemental data:
Net assets, end of period
 (thousands)                       $30,216      $26,209      $16,971     $4,629
Ratio to average net assets of:
 Operating expenses                   1.73%        1.76%        1.78%      1.65%(2)
 Net investment income                1.90%        1.96%        2.46%      2.36%(2)
Portfolio turnover                                  191%         197%       159%
Average commission rate paid(4)    $0.0541      $0.0546         N/A        N/A



-----------
(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

                                                           CONVERTIBLE FUND
                                                              Class A
                                     -----------------------------------------------------
                                                       Year ended October 31,
                                     -----------------------------------------------------
                                        1997           1996         1995        1994
                                     ---------       --------      -------    ------------
Net asset value, beginning
 of period                            $  19.26        $18.23       $17.56        $19.34
Income from investment
 operations
 Net investment income                    0.61(4)       0.70(4)      0.87          0.78
 Net realized and unrealized
  gain (loss)                             2.54          1.68         1.04         (1.06)
                                      ---------      -------        ------        ------
  Total from investment operations        3.15          2.38         1.91         (0.28)
                                      ---------      -------        ------        ------
Less distributions
 Dividends from net
  investment income                      (0.64)        (0.77)       (1.05)        (0.69)
 Dividends from net realized gains       (1.26)        (0.58)       (0.19)        (0.81)
                                      ---------      -------        ------        ------
  Total distributions                    (1.90)        (1.35)       (1.24)        (1.50)
                                      ---------      -------        ------        ------
Change in net asset value                 1.25          1.03         0.67         (1.78)
                                      ---------       -------       ------        ------
Net asset value, end of period        $  20.51        $19.26       $18.23        $17.56
                                      =========       =======       =======       =======
Total return(1)                          17.40%        13.55%       11.45%        (1.48)%
Ratios/supplemental data:
Net assets, end of period
 (thousands)                          $201,170      $214,874     $219,384      $226,294
Ratio to average net assets of:
 Operating expenses                       1.12%         1.17%        1.18%         1.14%
 Net investment income                    3.11%         3.75%        4.78%         4.27%
Portfolio turnover                         152%          141%          79%           91%
Average commission rate paid(5)       $  0.0661      $0.0619          N/A          N/A



CONVERTIBLE FUND
                                                                        Class A
                                     -------------------------------------------------------------------------
                                                                 Year ended October 31,
                                     -------------------------------------------------------------------------
                                         1993        1992         1991         1990         1989         1988
                                      ---------    --------     --------     --------     --------     -------
Net asset value, beginning
 of period                              $18.86       $18.36       $16.63       $17.13       $15.55       $17.84
Income from investment
 operations
 Net investment income                    0.68         0.77         0.87         0.91         0.95         0.86
 Net realized and unrealized
  gain (loss)                             1.53         1.54         1.75        (0.49)        1.58        (0.06)
                                        ------       ------       ------       ------       ------       ------
  Total from investment operations        2.21         2.31         2.62         0.42         2.53         0.80
                                        ------       ------       ------       ------       ------       ------
Less distributions
 Dividends from net
  investment income                      (0.73)       (0.72)       (0.89)       (0.92)       (0.95)       (0.84)
 Dividends from net realized gains       (1.00)       (1.09)          --           --           --        (2.25)
                                        ------       ------       ------       ------       ------       ------
  Total distributions                    (1.73)       (1.81)       (0.89)       (0.92)       (0.95)       (3.09)
                                        ------       ------       ------       ------       ------       ------
Change in net asset value                 0.48         0.50         1.73        (0.50)        1.58        (2.29)
                                        ------       ------       ------       ------       ------       ------
Net asset value, end of period          $19.34       $18.86       $18.36       $16.63       $17.13       $15.55
                                        ======       ======       ======       ======       ======       ======
Total return(1)                          12.58%       13.77%       15.97%        2.35%       16.83%        4.90%
Ratios/supplemental data:
Net assets, end of period
 (thousands)                          $252,072     $200,944     $169,288     $143,200     $156,279     $159,426
Ratio to average net assets of:
 Operating expenses                       1.15%        1.20%        1.14%        0.99%        1.03%        0.83%
 Net investment income                    3.70%        4.28%        4.84%        5.17%        5.71%        5.51%
Portfolio turnover                          94%         200%         284%         194%         214%         213%
Average commission rate paid(5)          N/A          N/A          N/A          N/A          N/A          N/A



CONVERTIBLE FUND
                                                   Class B
                                   -------------------------------------
                                                  Year ended
                                                   October 31,            From inception
                                   -------------------------------------     7/15/94 to
                                     1997           1996          1995        10/31/94
                                   ---------      --------      --------      ---------
Net asset value, beginning
 of period                          $ 19.20       $ 18.17       $17.55        $ 17.59
Income from investment
 operations
 Net investment income                               0.55(4)      0.70(4)        0.15
 Net realized and unrealized
  gain (loss)                          2.52          1.68         1.07          (0.06)
                                    --------      --------     --------        -------
  Total from investment operations     2.98          2.23         1.77           0.09
                                    --------      --------     --------        -------
Less distributions
 Dividends from net
  investment income                  ( 0.49)       ( 0.62)       (0.96)         (0.13)
 Dividends from net realized gains   ( 1.26)       ( 0.58)       (0.19)            --
                                    --------      --------     --------        -------
  Total distributions                ( 1.75)       ( 1.20)       (1.15)         (0.13)
                                    --------      --------     --------        -------
Change in net asset value              1.23          1.03         0.62          (0.04)
                                    --------      --------     --------        -------
Net asset value, end of period      $ 20.43       $ 19.20       $18.17        $ 17.55
                                    ========      ========     ========        =======
Total return(1)                       16.49%        12.72%       10.59%          0.49%(3)
Ratios/supplemental data:
Net assets, end of period
 (thousands)                        $ 8,063       $ 5,947       $3,715         $ 856
Ratio to average net assets of:
 Operating expenses                    1.87%         1.92%        1.95%         1.83%(2)
 Net investment income                 2.33%         2.95%        3.92%         3.29%(2)
Portfolio turnover                      152%          141%          79%           91%
Average commission rate paid(5)     $0.0661       $0.0619           N/A           N/A


-----------
(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

                                                              GROWTH FUND
                                                                Class A
                                       ----------------------------------------------------
                                                        Year ended October 31,
                                       ----------------------------------------------------
                                         1997          1996          1995          1994
                                       --------      --------      ---------      -------
Net asset value, beginning
 of period                             $26.87         $24.92          $21.24        $ 21.53
Income from investment
 operations(5)
 Net investment income (loss)            0.14(4)        0.20(4)         0.26           0.26
 Net realized and unrealized
  gain (loss)                            5.62           3.63            4.53           0.17
                                       -------        ------          ------        -------
  Total from investment operations       5.76           3.83            4.79           0.43
                                       -------        ------          ------        -------
Less distributions
 Dividends from net
  investment income                     (0.21)         (0.25)          (0.30)         (0.24)
 Dividends from net realized gains      (4.59)         (1.63)          (0.81)         (0.48)
                                       -------        -------         ------        ------
  Total distributions                   (4.80)         (1.88)          (1.11)         (0.72)
                                       -------        -------         ------        ------
Change in net asset value                0.96           1.95            3.68          (0.29)
                                       -------        -------         ------        ------
Net asset value, end of period         $27.83         $26.87          $24.92        $ 21.24
                                       =======        ======          ======         ====
Total return(1)                         24.81%         16.34%          23.91%          2.06%
Ratios/supplemental data:
Net assets, end of period
 (thousands)                         $2,518,289   $2,347,471      $2,300,251     $2,140,458
Ratio to average net assets of:
 Operating expenses                       1.10%         1.17%           1.20%          1.19%
 Net investment income (loss)             0.53%         0.80%           0.92%          1.22%
Portfolio turnover                         196%          116%            109%           118%
Average commission rate paid(6)        $0.0518       $0.0534            N/A            N/A



GROWTH FUND
                                         1993           1992           1991          1990         1989         1988
                                     -------------- -------------- -------------- ------------ ------------ ------------
Net asset value, beginning
 of period                            $    20.76     $    22.60     $    18.45     $  18.76     $  16.01     $  17.96
Income from investment
 operations(5)
 Net investment income (loss)               0.32           0.36           0.50         0.64         0.67         0.39
 Net realized and unrealized
  gain (loss)                               1.15           0.97           4.97        (0.05)        2.68         0.72
                                      ----------     ----------     ----------     --------     --------     --------
  Total from investment operations          1.47           1.33           5.47         0.59         3.35         1.11
                                      ----------     ----------     ----------     --------     --------     --------
Less distributions
 Dividends from net
  investment income                        (0.32)         (0.45)         (0.55)       (0.62)       (0.60)       (0.51)
 Dividends from net realized gains         (0.38)         (2.72)         (0.77)       (0.28)          --        (2.55)
                                      ----------     ----------     ----------     --------     --------     --------
  Total distributions                      (0.70)         (3.17)         (1.32)       (0.90)       (0.60)       (3.06)
                                      ----------     ----------     ----------     --------     --------     --------
Change in net asset value                   0.77          (1.84)          4.15        (0.31)        2.75        (1.95)
                                      ----------     ----------     ----------     --------     --------     --------
Net asset value, end of period        $    21.53     $    20.76     $    22.60     $  18.45     $  18.76     $  16.01
                                      ==========     ==========     ==========     ========     ========     ========
Total return(1)                             7.20%          6.95%         30.97%        3.05%       21.44%        6.99%
Ratios/supplemental data:
Net assets, end of period
 (thousands)                          $2,563,442     $2,186,868     $1,251,565     $678,151     $680,498     $603,600
Ratio to average net assets of:
 Operating expenses                         1.18%          1.17%          1.15%        1.01%        1.06%        0.85%
 Net investment income (loss)               1.55%          1.86%          2.49%        3.37%        3.79%        2.48%
Portfolio turnover                           176%           192%           227%         203%         180%         221%
Average commission rate paid(6)           N/A            N/A            N/A           N/A          N/A          N/A



GROWTH FUND
                                                       Class B
                                     ----------------------------------------
                                                     Year ended
                                                     October 31,                 From inception
                                     ---------------------------------------       7/15/94 to
                                         1997            1996         1995         10/31/94
                                       --------        --------     --------     ---------------
Net asset value, beginning
 of period                             $ 26.63         $24.74       $ 21.19       $ 20.48
Income from investment
 operations(5)
 Net investment income (loss)            (0.06)(4)        --(4)        --(4)         0.01
 Net realized and unrealized
  gain (loss)                             5.57           3.61          4.60          0.70
                                       --------        -------      -------       -------
  Total from investment operations        5.51           3.61          4.60          0.71
                                       --------        -------      -------       -------
Less distributions
 Dividends from net
  investment income                      (0.04)         (0.09)       (0.24)           --
 Dividends from net realized gains       (4.59)         (1.63)       (0.81)           --
                                       --------        -------      -------       -------
  Total distributions                    (4.63)         (1.72)       (1.05)           --
                                       --------        -------      -------       -------
Change in net asset value                 0.88           1.89          3.55          0.71
                                       --------        -------      -------       -------
Net asset value, end of period         $ 27.51         $26.63       $ 24.74       $ 21.19
                                       ========        =======      =======       =======
Total return(1)                          23.89%         15.48%        23.02%         3.47%(3)
Ratios/supplemental data:
Net assets, end of period
 (thousands)                           $68,022        $45,326      $20,111        $2,966
Ratio to average net assets of:
 Operating expenses                       1.85%          1.93%        1.97%         1.87%(2)
 Net investment income (loss)            (0.25)%         0.01%        0.01%         0.32%(2)
Portfolio turnover                         196%          116%         109%          118%
Average commission rate paid(6)        $0.0518        $0.0534         N/A           N/A


-----------
(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions. (6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

                                       AGGRESSIVE GROWTH FUND
                                                                 Class A
                                     ----------------------------------------------------------------
                                                          Year ended October 31,
                                     ----------------------------------------------------------------
                                         1997              1996             1995            1994
                                     ----------------- ----------------- --------------- ------------
Net asset value, beginning
 of period                             $  16.84          $  16.51         $    13.33      $  14.56
Income from investment
 operations(5)
 Net investment income (loss)              ( 0.08)(4)        ( 0.13)(4)         0.06(4)       0.27
 Net realized and unrealized
  gain (loss)                              2.95              2.64               4.21         (0.21)
                                       ----------        ----------       ------------    --------
  Total from investment operations         2.87              2.51               4.27          0.06
                                       ----------        ----------       ------------    --------
Less distributions
 Dividends from net
  investment income                            --            ( 0.02)           (0.19)        (0.22)
 Dividends from net realized gains         ( 2.51)           ( 2.16)           (0.90)        (1.07)
 Distributions in excess of
  accumulated realized gains                   --                --               --            --
                                       ----------        ----------       ------------    --------
  Total distributions                      ( 2.51)           ( 2.18)           (1.09)        (1.29)
                                       ----------        ----------       ------------    --------
Change in net asset value                  0.36              0.33               3.18         (1.23)
                                       ----------        ----------       ------------    --------
Net asset value, end of period         $  17.20          $  16.84         $    16.51      $  13.33
                                       ==========        ==========       ============    ========
Total return(1)                           19.67  %          17.43  %           35.14%         0.37%
Ratios/supplemental data:
Net assets, end of period
 (thousands)                           $  246,002        $  233,488       $  180,288      $140,137
Ratio to average net assets of:
 Operating expenses                        1.20  %           1.20  %            1.29%         1.26%
 Net investment income (loss)              ( 0.53)%          ( 0.81)%           0.43%         1.97%
Portfolio turnover                            518%              401%             331%          306%
Average commission rate paid(6)        $   0.0586        $   0.0655           N/A            N/A



AGGRESSIVE GROWTH FUND
                                        1993         1992         1991        1990           1989         1988
                                     ------------ ------------ ------------ ------------- ------------ ------------
Net asset value, beginning
 of period                            $  13.56     $  14.88     $  10.77     $   12.68     $  11.09     $  13.89
Income from investment
 operations(5)
 Net investment income (loss)             0.22         0.23         0.23          0.17         0.43         0.27
 Net realized and unrealized
  gain (loss)                             1.62         0.59         4.05         (1.82)        1.58         0.26
                                      --------     --------     --------     ---------     --------     --------
  Total from investment operations        1.84         0.82         4.28         (1.65)        2.01         0.53
                                      --------     --------     --------     ---------     --------     --------
Less distributions
 Dividends from net
  investment income                      (0.23)       (0.25)       (0.17)        (0.26)       (0.42)       (0.33)
 Dividends from net realized gains       (0.61)       (1.50)          --            --           --        (3.00)
 Distributions in excess of
  accumulated realized gains                --        (0.39)          --            --           --           --
                                      --------     --------     --------     ---------     --------     --------
  Total distributions                    (0.84)       (2.14)       (0.17)        (0.26)       (0.42)       (3.33)
                                      --------     --------     --------     ---------     --------     --------
Change in net asset value                 1.00        (1.32)        4.11         (1.91)        1.59        (2.80)
                                      --------     --------     --------     ---------     --------     --------
Net asset value, end of period        $  14.56     $  13.56     $  14.88     $   10.77     $  12.68     $  11.09
                                      ========     ========     ========     =========     ========     ========
Total return(1)                          14.15%        7.11%       39.99%       (13.27)%      18.59%        4.52%
Ratios/supplemental data:
Net assets, end of period
 (thousands)                          $143,035     $128,530     $125,942     $  99,428     $130,290     $124,650
Ratio to average net assets of:
 Operating expenses                       1.17%        1.25%        1.20%         1.07%        1.09%        0.84%
 Net investment income (loss)             1.58%        1.70%        1.68%         1.37%        3.60%        2.39%
Portfolio turnover                         192%         251%         332%          407%         248%         278%
Average commission rate paid(6)          N/A          N/A          N/A          N/A           N/A          N/A



AGGRESSIVE GROWTH FUND
                                                                     Class B
                                     -----------------------------------------------------------------------
                                                          Year ended
                                                          October 31,                      From inception
                                     -----------------------------------------------------   7/21/94 to
                                        1997              1996              1995              10/31/94
                                     ----------------- ----------------- ----------------- -----------------
Net asset value, beginning
 of period                             $  16.57          $  16.38          $    13.31        $    13.09
Income from investment
 operations(5)
 Net investment income (loss)              ( 0.20)(4)        ( 0.25)(4)         (0.12)(4)          0.02
 Net realized and unrealized
  gain (loss)                              2.90              2.60                4.26              0.20
                                       ----------        ----------        ----------        ----------
  Total from investment operations         2.70              2.35                4.14              0.22
                                       ----------        ----------        ----------        ----------
Less distributions
 Dividends from net
  investment income                            --                --             (0.17)               --
 Dividends from net realized gains         ( 2.51)           ( 2.16)            (0.90)               --
 Distributions in excess of
  accumulated realized gains                   --                --                --                --
                                       ----------        ----------        ----------        ----------
  Total distributions                      ( 2.51)           ( 2.16)            (1.07)               --
                                       ----------        ----------        ----------        ----------
Change in net asset value                  0.19              0.19                3.07              0.22
                                       ----------        ----------        ----------        ----------
Net asset value, end of period         $  16.76          $  16.57          $    16.38        $    13.31
                                       ==========        ==========        ==========        ==========
Total return(1)                           18.70  %          16.52  %            34.15%             1.68%(3)
Ratios/supplemental data:
Net assets, end of period
 (thousands)                           $   13,611        $   10,466        $    2,393        $      330
Ratio to average net assets of:
 Operating expenses                        1.96  %           1.95  %             2.04%             1.81%(2)
 Net investment income (loss)              ( 1.28)%          ( 1.57)%           (0.83)%            1.45%(2)
Portfolio turnover                            518%              401%              331%              306%
Average commission rate paid(6)        $   0.0586        $   0.0655           N/A               N/A


-----------
(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions. (6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs or spreads on shares traded on a principal basis.

                                                       HIGH YIELD FUND
                                                                              Class A
                                     -----------------------------------------------------------------------------------------
                                                                      Year ended October 31,
                                     -----------------------------------------------------------------------------------------
                                        1997         1996         1995         1994         1993         1992        1991
                                     ------------ ------------ ------------ ------------ ------------ ------------ -----------
Net asset value, beginning
 of period                            $   8.63     $   8.17     $   8.11      $  9.11     $   8.14     $   7.70     $  6.72
Income from investment
 operations
 Net investment income                    0.80         0.78         0.80         0.76         0.74         0.77        0.74
 Net realized and unrealized
  gain (loss)                             0.46         0.46         0.04        (0.97)        0.97         0.44        0.98
                                      --------     --------     --------      -------     --------     --------     -------
  Total from investment operations        1.26         1.24         0.84        (0.21)        1.71         1.21        1.72
                                      --------     --------     --------      -------     --------     --------     -------
Less distributions
 Dividends from net investment
  income                                 (0.80)       (0.78)       (0.78)       (0.76)       (0.74)       (0.77)      (0.74)
 Tax return of capital                      --           --           --        (0.03)          --           --          --
                                      --------     --------     --------      -------     --------     --------     -------
  Total distributions                    (0.80)       (0.78)       (0.78)       (0.79)       (0.74)       (0.77)      (0.74)
                                      --------     --------     --------      -------     --------     --------     -------
Change in net asset value                 0.46         0.46         0.06        (1.00)        0.97         0.44        0.98
                                      --------     --------     --------      -------     --------     --------     -------
Net asset value, end of period        $   9.09     $   8.63     $   8.17      $  8.11     $   9.11     $   8.14     $  7.70
                                      ========     ========     ========      =======     ========     ========     =======
Total return(1)                          15.03%       15.95%       11.19%       (2.57)%      21.87%       16.28%      26.77%
Ratios/supplemental data:
Net assets, end of period
 (thousands)                          $532,906     $501,265     $507,855      $531,773    $182,333     $113,197     $91,664
Ratio to average net assets of:
 Operating expenses                       1.11%        1.17%        1.21%        1.19%        1.04%        1.08%       1.08%
 Net investment income                    8.76%        9.21%       10.01%        9.01%        8.46%        9.51%      10.12%
Portfolio turnover                         167%         162%         147%         222%         157%         205%        326%



HIGH YIELD FUND
                                                                                                   Class B
                                                                            ------------------------------------------------------
                                                                                        Year ended
                                                                                        October 31,             From inception
                                                                            -----------------------------------   2/16/94 to
                                       1990          1989         1988        1997        1996        1995         10/31/94
                                     ------------ ------------ ------------ ----------- ----------- ----------- ------------------
Net asset value, beginning
 of period                             $  7.90     $   8.84     $   8.42     $  8.63     $  8.19     $  8.13      $  9.38
Income from investment
 operations
 Net investment income                    0.81         1.03         1.01        0.73        0.71        0.72         0.54
 Net realized and unrealized
  gain (loss)                            (1.18)       (0.95)        0.42        0.46        0.45        0.07           (1.25)
                                       -------     --------     --------     -------     -------     -------      ----------
  Total from investment operations       (0.37)        0.08         1.43        1.19        1.16        0.79           (0.71)
                                       -------     --------     --------     -------     -------     -------      ----------
Less distributions
 Dividends from net investment
  income                                 (0.81)       (1.02)       (1.01)      (0.75)      (0.72)      (0.73)          (0.52)
 Tax return of capital                      --           --           --          --          --          --           (0.02)
                                       -------     --------     --------     -------     -------     -------      ----------
  Total distributions                    (0.81)       (1.02)       (1.01)      (0.75)      (0.72)      (0.73)          (0.54)
                                       -------     --------     --------     -------     -------     -------      ----------
Change in net asset value                (1.18)       (0.94)        0.42        0.44        0.44        0.06           (1.25)
                                       -------     --------     --------     -------     -------     -------      ----------
Net asset value, end of period         $  6.72     $   7.90     $   8.84     $  9.07     $  8.63     $  8.19      $  8.13
                                       =======     ========     ========     =======     =======     =======      ==========
Total return(1)                          (4.99)%       0.64%       17.71%      14.18%      14.88%      10.44%
Ratios/supplemental data:
Net assets, end of period
 (thousands)                           $80,391     $133,887     $161,208     $52,184     $25,595     $12,331      $    6,056
Ratio to average net assets of:
 Operating expenses                       0.89%        0.85%        0.76%       1.86%       1.92%       1.97%
 Net investment income                   11.02%       11.81%       11.45%       8.00%       8.47%       9.18%
Portfolio turnover                         321%         285%         217%        167%        162%        147%            222%


-----------
(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.

                                   MONEY MARKET FUND
                                                           Class A
                                     ---------------------------------------------------
                                                   Year ended October 31,
                                     ---------------------------------------------------
                                        1997         1996         1995         1994
                                     ------------ ------------ ------------ ------------
Net asset value, beginning
 of period                            $  1.00      $  1.00      $  1.00      $  1.00
Income from investment
 operations
 Net investment income                   0.048        0.047        0.053        0.032
                                      --------     --------     --------     --------
  Total from investment operations       0.048        0.047        0.053        0.032
                                      --------     --------     --------     --------
Less distributions
 Dividends from net investment
  income                                (0.048)      (0.047)      (0.053)      (0.032)
                                      --------     --------     --------     --------
  Total distributions                   (0.048)      (0.047)      (0.053)      (0.032)
                                      --------     --------     --------     --------
Change in net asset value                   --           --           --           --
                                      --------     --------     --------     --------
Net asset value, end of period        $  1.00      $  1.00      $  1.00      $  1.00
                                      ========     ========     ========     ========
Total return                             4.76 %       4.67 %       5.32 %       3.20 %
Ratios/supplemental data:
Net assets, end of period
 (thousands)                          $188,695     $192,859     $193,534     $196,566
Ratio to average net assets of:
 Operating expenses                      0.79 %       0.84 %       0.71 %       0.85 %
 Net investment income                   4.76 %       4.68 %       5.31 %       3.19 %



MONEY MARKET FUND
                                        1993            1992            1991         1990         1989            1988
                                     --------------- --------------- ------------ ------------ --------------- ---------------
Net asset value, beginning
 of period                            $    1.00       $    1.00       $  1.00      $  1.00      $    1.00       $    1.00
Income from investment
 operations
 Net investment income                     0.025(1)        0.035(1)      0.060        0.076          0.085(1)        0.067(1)
                                      ------------    ------------    --------     --------     ------------    ------------
  Total from investment operations         0.025           0.035         0.060        0.076          0.085           0.067
                                      ------------    ------------    --------     --------     ------------    ------------
Less distributions
 Dividends from net investment
  income                                  (0.025)         (0.035)       (0.060)      (0.076)        (0.085)         (0.067)
                                      ------------    ------------    --------     --------     ------------    ------------
  Total distributions                     (0.025)         (0.035)       (0.060)      (0.076)        (0.085)         (0.067)
                                      ------------    ------------    --------     --------     ------------    ------------
Change in net asset value                     --              --            --           --             --              --
                                      ------------    ------------    --------     --------     ------------    ------------
Net asset value, end of period        $    1.00       $    1.00       $  1.00      $  1.00      $    1.00       $    1.00
                                      ============    ============    ========     ========     ============    ============
Total return                               2.50 %          3.50 %        6.00 %       7.60 %         8.50 %          6.70 %
Ratios/supplemental data:
Net assets, end of period
 (thousands)                          $  170,334      $  180,786      $168,573     $163,645     $  149,968      $  107,262
Ratio to average net assets of:
 Operating expenses                        0.85 %          0.85 %        0.82 %       0.85 %         0.85 %          0.85 %
 Net investment income                     2.53 %          3.50 %        6.01 %       7.59 %         8.53 %          6.71 %



MONEY MARKET FUND
                                                           Class B
                                     ---------------------------------------------------
                                                 Year ended
                                                 October 31,             From inception
                                     -----------------------------------   7/15/94 to
                                       1997        1996       1995          10/31/94
                                     ----------- ----------- ----------- ---------------
Net asset value, beginning
 of period                            $  1.00     $  1.00    $  1.00       $ 1.00
Income from investment
 operations
 Net investment income                   0.040       0.039      0.046        0.007
                                      --------    --------   --------      --------
  Total from investment operations       0.040       0.039      0.046        0.007
                                      --------    --------   --------      --------
Less distributions
 Dividends from net investment
  income                                (0.040)     (0.039)    (0.046)        (0.007)
                                      --------    --------   --------      ---------
  Total distributions                   (0.040)     (0.039)    (0.046)        (0.007)
                                      --------    --------   --------      ---------
Change in net asset value                   --          --         --             --
                                      --------    --------   --------      ---------
Net asset value, end of period        $  1.00     $  1.00    $  1.00       $ 1.00
                                      ========    ========   ========      =========
Total return                             4.02 %      3.93 %     4.63 %          0.70%(3)
Ratios/supplemental data:
Net assets, end of period
 (thousands)                          $ 15,013    $ 10,223   $  8,506      $   2,086
Ratio to average net assets of:
 Operating expenses                      1.55 %      1.59 %     1.44 %          1.60%(2)
 Net investment income                   4.02 %      3.92 %     4.62 %          3.46%(2)


-----------
(1) Includes reimbursement of operating expenses by Adviser of $0.0001, $0.001, $0.001 and $0.001, respectively.
(2) Annualized.
(3) Not annualized.

                            U.S. GOVERNMENT SECURITIES FUND
                                                           Class A
                                     ---------------------------------------------------
                                                   Year ended October 31,
                                     ---------------------------------------------------
                                        1997         1996         1995         1994
                                     ------------ ------------ ------------ ------------
Net asset value, beginning
 of period                            $   9.47     $   9.60     $   8.88      $  9.87
Income from investment
 operations
 Net investment income                    0.55         0.52         0.55         0.64
 Net realized and unrealized
  gain (loss)                             0.17        (0.15)        0.72        (1.02)
                                      --------     --------     --------      -------
  Total from investment operations        0.72         0.37         1.27        (0.38)
                                      --------     --------     --------      -------
Less distributions
 Dividends from net investment
  income                                 (0.53)       (0.50)       (0.55)       (0.45)
 Dividends from net realized gains          --           --           --        (0.02)
 Tax return of capital                      --           --           --        (0.14)
                                      --------     --------     --------      -------
  Total distributions                    (0.53)       (0.50)       (0.55)       (0.61)
                                      --------     --------     --------      -------
Change in net asset value                 0.19        (0.13)        0.72        (0.99)
                                      --------     --------     --------      -------
Net asset value, end of period        $   9.66     $   9.47     $   9.60      $  8.88
                                      ========     ========     ========      =======
Total return(2)                           7.85%        4.05%       14.81%       (3.98)%
Ratios/supplemental data:
Net assets, end of period
 (thousands)                          $182,250     $208,552     $235,879      $262,157
Ratio to average net assets of:
 Operating expenses                       0.98%        1.03%        0.99%        0.98%
 Net investment income                    5.63%        5.55%        6.01%        5.92%
Portfolio turnover                         377%         379%         178%         101%



U.S. GOVERNMENT SECURITIES FUND
                                       1993           1992           1991           1990           1989        1988
                                     -------------- -------------- -------------- -------------- ----------- --------------
Net asset value, beginning
 of period                            $    9.91      $    9.65      $    9.08      $    9.28      $  9.25     $    9.14
Income from investment
 operations
 Net investment income                     0.62(1)        0.65(1)        0.68(1)        0.71(1)      0.72          0.73(1)
 Net realized and unrealized
  gain (loss)                              0.34           0.26           0.57          (0.20)        0.03          0.22
                                      -----------    -----------    -----------    -----------    -------     -----------
  Total from investment operations         0.96           0.91           1.25           0.51         0.75          0.95
                                      -----------    -----------    -----------    -----------    -------     -----------
Less distributions
 Dividends from net investment
  income                                  (0.62)         (0.65)         (0.68)         (0.71)       (0.72)        (0.84)
 Dividends from net realized gains        (0.38)            --             --             --           --            --
 Tax return of capital                       --             --             --             --           --            --
                                      -----------    -----------    -----------    -----------    -------     -----------
  Total distributions                     (1.00)         (0.65)         (0.68)         (0.71)       (0.72)        (0.84)
                                      -----------    -----------    -----------    -----------    -------     -----------
Change in net asset value                 (0.04)          0.26           0.57          (0.20)        0.03          0.11
                                      -----------    -----------    -----------    -----------    -------     -----------
Net asset value, end of period        $    9.87      $    9.91      $    9.65      $    9.08      $  9.28     $    9.25
                                      ===========    ===========    ===========    ===========    =======     ===========
Total return(2)                           10.18%          9.74%         14.24%          5.82%        8.56%        10.92%
Ratios/supplemental data:
Net assets, end of period
 (thousands)                          $  57,072      $  40,365      $  22,123      $  11,957      $10,747     $   8,980
Ratio to average net assets of:
 Operating expenses                        0.75%          0.77%          0.97%          1.00%        1.00%         1.00%
 Net investment income                     6.19%          6.64%          7.20%          7.77%        7.93%         7.93%
Portfolio turnover                          264%           285%           130%           265%         297%          160%



U.S. GOVERNMENT SECURITIES FUND
                                                           Class B
                                     ---------------------------------------------------
                                                Year ended               From
                                               October 31,             inception
                                     --------------------------------  2/24/94 to
                                       1997       1996       1995      10/31/94
                                     ---------- ---------- ---------- ------------------
Net asset value, beginning
 of period                            $  9.45    $  9.58    $  8.86     $  9.61
Income from investment
 operations
 Net investment income                   0.47       0.44       0.48        0.39
 Net realized and unrealized
  gain (loss)                            0.17      (0.14)      0.72          (0.75)
                                      -------    -------    -------     ----------
  Total from investment operations       0.64       0.30       1.20          (0.36)
                                      -------    -------    -------     ----------
Less distributions
 Dividends from net investment
  income                                (0.49)     (0.43)     (0.48)         (0.30)
 Dividends from net realized gains         --         --         --             --
 Tax return of capital                     --         --         --          (0.09)
                                      -------    -------    -------     ----------
  Total distributions                   (0.49)     (0.43)     (0.48)         (0.39)
                                      -------    -------    -------     ----------
Change in net asset value                0.15      (0.13)      0.72          (0.75)
                                      -------    -------    -------     ----------
Net asset value, end of period        $  9.60    $  9.45    $  9.58     $  8.86
                                      =======    =======    =======     ==========
Total return(2)                          6.94%      3.39%     13.82%         (3.83)%(4)
Ratios/supplemental data:
Net assets, end of period
 (thousands)                          $ 5,321    $ 4,875    $ 3,655     $    1,238
Ratio to average net assets of:
 Operating expenses                      1.71%      1.78%      1.73%          2.00%(3)
 Net investment income                   4.91%      4.79%      5.23%          4.49%(3)
Portfolio turnover                        377%       379%       178%           101%


-----------
(1) Includes reimbursement of operating expenses by Adviser of $0.03, $0.04, $0.01, $0.01 and $0.08, respectively.
(2) Maximum sales load is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.

                            PERFORMANCE INFORMATION


     The Trust may, from time to time, include the yield and total return history of any or all of the Funds in advertisements, sales literature or reports to current or prospective shareholders. Both yield and total return figures are computed separately for each class of shares in accordance with formulas specified by the Securities and Exchange Commission. Yield and total return are based on historical earnings of each Fund and are not an indication of future performance. Performance information may be expressed as yield and effective yield of the Money Market Fund, as yield of any other Fund or class thereof, and as total return of any Fund or class thereof. Current yield for the Money Market Fund will be based on the income earned by the Fund over a given 7-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends.

     The yield of each Fund will be computed by dividing the Fund's net investment income over a 30-day period by an average value of invested assets (using the average number of shares entitled to receive dividends and the maximum offering price per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount will be compounded for six months and then annualized for a twelve-month period to derive the Fund's yield for each class.

     Standardized quotations of average annual total return for each class of shares of each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in such class of shares of each Fund over a period of 1, 5, and 10 years (or up to the life of the class of shares). Standardized total return quotations reflect the deduction of a proportional share of each class's expenses of each Fund (on an annual basis), deduction of the maximum initial sales load in the case of Class A and M Shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B and C Shares, and assume that all dividends and distributions are reinvested when paid. Performance data quoted for Class B, C and M Shares covering periods prior to the inception of such classes of shares will reflect historical performance of Class A Shares of a Fund as adjusted for the higher operating expenses applicable to such class of shares. The Trust may also quote supplementally a rate of total return over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures. In addition, the Trust may from time to time, publish material citing historical volatility for Shares of the Trust.



     The Trust may also advertise performance relative to certain performance rankings and indices compiled by independent organizations. The Trust may include the ranking of these performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc., and Morningstar, Inc. Additionally, the Trust may compare a Fund's performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard and Poors The Outlook and Personal Investor. The Trust may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of a Fund with certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Russell 2000 Growth Index, Salomon Brothers 90-Day Treasury Bill Index, Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index. The S&P 500 is a commonly quoted measure of stock market performance and represents common stocks of companies of varying sizes segmented across 90 different industries which are listed on the New York Stock Exchange, the American Stock Exchange and traded over the NASDAQ National Market System.


     Advertisements, sales literature and other communications may contain information about the Trust or Adviser's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Trust may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Trust may separate its cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Fund's portfolio; or compare a Fund's equity or bond return figure to well-known indices of market performance including but not limited to: the S&P 500 Index, Dow Jones Industrial Average, CS First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.


     Performance information for a Fund reflects only the performance of a hypothetical investment in Class A, Class B, Class C and Class M Shares of that Fund during the particular time period on which the calculations are based. Performance information should be considered in light of a particular Fund's investment objectives and policies, characteristics and qualities of the Fund, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine total return for each Fund, see the Statement of Additional Information.

     The Trust's Annual Report, available upon request and without charge, contains a discussion of the performance of each Fund and a comparison of that performance to a securities market index.



                      INVESTMENT OBJECTIVES AND POLICIES


     Each Fund has a different investment objective and is designed to meet different investment needs. The differences in objectives and policies among the seven Funds can be expected to affect the investment return of each Fund and the degree of market and financial risk to which each Fund is subject. The investment objective of each Fund is a fundamental policy which may not be changed without the approval of a vote of a majority of the outstanding shares of that Fund. Since certain risks are inherent in the ownership of any security, there can be no assurance that any Fund will achieve its investment objective. The investment policies of each Fund will also affect the rate of portfolio turnover. A high rate of portfolio turnover generally involves correspondingly greater brokerage commissions, which are paid directly by the Fund. The rate for each Fund, except the Money Market Fund (which does not normally pay brokerage commissions), is included under "Financial Highlights."


Phoenix Balanced Fund

     The Balanced Fund seeks as its investment objectives reasonable income, long-term capital growth and conservation of capital. The Balanced Fund intends to invest based on combined considerations of risk, income, capital enhancement and protection of capital value.

     The Balanced Fund may invest in any type or class of security. The Balanced Fund will invest at least 65% of the value of its total assets in common stocks and fixed income senior securities; however, it may also invest in securities convertible into common stocks. At least 25% of the value of its assets will be invested in fixed income senior securities which are rated within the four highest rating categories by recognized rating agencies (i.e., AAA to BBB by Standard & Poor's Corporation, Aaa to Baa by Moody's Investors Services, Inc. (Moody's)). Fixed-income securities which are rated in these categories are sometimes referred to as "investment grade" securities. See "Appendix" for a discussion of ratings.

     The Fund may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes and may invest in deferred or zero coupon debt obligations. See "Investment Techniques and Related Risks."

     In implementing the investment objectives of this Fund, management will select securities believed to have potential for the production of current income, with emphasis on securities that also have potential for capital enhancement. For temporary defensive purposes when the Adviser believes that adverse market conditions warrant, the Balanced Fund may actively pursue a policy of retaining cash or investing part or all of its assets in cash equivalents, such as government securities and high grade commercial paper.

     Risk Factors. The Fund may invest up to 35% of its net assets, determined at the time of investment, in high yield, high risk, non-investment grade fixed income securities (commonly referred to as "junk bonds"). Securities rated Baa by Moody's or BBB by S&P may have some speculative characteristics and changes in economic conditions or other circumstances may affect the ability to make principal and interest payments on these types of bonds. A fixed income securities issue may have its ratings reduced below the minimum permitted for purchase by the Fund. In that event, the Adviser will determine whether the Fund should continue to hold such issue in its portfolio. If, in the Adviser's opinion, market conditions warrant, the Fund may increase its position in lower or non-rated securities from time to time. The lower rated and non-rated convertible securities are predominantly speculative with respect to the issuer's capacity to repay principal and pay interest. Investment in lower rated and non-rated convertible fixed-income securities normally involves a greater degree of market and credit risk than does investment in securities having higher ratings. The price of these fixed income securities will generally move in inverse proportion to interest rates. In addition, non-rated securities are often less marketable than rated securities. To the extent that the Fund holds any lower rated or non-rated securities, it may be negatively affected by adverse economic developments, increased volatility and lack of liquidity.


Phoenix Convertible Fund

     The Convertible Fund seeks as its investment objectives income and the potential for capital appreciation, which objectives are to be considered as relatively equal.


     Under normal circumstances, this Fund intends to invest at least 65% of the value of its total assets in debt securities and preferred stocks which are convertible into, or carry the right to purchase, common stock or other equity securities ("Convertible Securities"). Convertible securities have several unique investment characteristics such as (1) higher yields than common stocks, but lower yields than comparable nonconvertible fixed income securities, (2) a lesser degree of fluctuation in value than the underlying stocks since they have fixed income characteristics, and (3) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Trust is called for redemption, the Trust might be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.


     If at any time the market value of the Convertible Fund's investments in common stocks, warrants and non-convertible securities exceeds 35% of the market value of its total assets (exclusive of cash and government securities), it will (except when a temporary defensive position is deemed advisable) thereafter invest only in Convertible Securities until the 65% standard is equaled or exceeded. The 65% standard may not be maintained at all times because securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition or to establish long-term holding periods for tax purposes. The Convertible Fund may also invest up to 100% of the Fund's total net assets in non-rated and non-investment grade convertible securities.


     The Convertible Fund will invest its assets, without limit, in high-grade senior securities or government securities or retain cash or cash equivalents when a temporary defensive position is deemed advisable by the Adviser. In seeking to achieve its objectives, the Adviser may utilize the Convertible Fund's ability to expand its investments through the permitted use of bank borrowings (see "Leverage"). The Convertible Fund may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes and may invest in deferred or zero coupon debt obligations. See "Investment Techniques and Related Risks."

     Diversification is an important consideration in selecting the Convertible Fund's portfolio. However, more emphasis will be placed upon careful selection of securities believed to have good potential for income and appreciation than upon wide diversification.

     Risk Factors. The Convertible Securities acquired by this Fund are not subject to any limitations as to ratings and may include high, medium, lower and non-rated securities. Historically, the Convertible Fund has emphasized investments in investment grade convertible securities which are rated within the four highest categories by recognized rating agencies, i.e., S&P and Moody's. (See the Appendix for a discussion of the S&P and Moody's ratings.) The Convertible Fund may invest up to 100% of the Fund's total net assets in non-rated and non-investment grade convertible securities. Lower rated and some non-rated convertible securities are predominantly speculative with respect to the issuer's capacity to repay principal and pay interest. Investment in lower rated and non-rated convertible fixed-income securities normally involves a greater degree of investment and credit risk than does investment in convertible securities having higher ratings. In addition, the market for non-rated convertible securities is usually less broad than the market for rated securities, which could affect their marketability. To the extent that the Convertible Fund holds any lower rated or non-rated securities, it may be negatively affected by adverse economic developments, increased volatility or lack of liquidity.


Phoenix Growth Fund

The Growth Fund's investment objective is to seek long-term appreciation of capital. Since income is not an objective, any income generated by the investment of the Growth Fund's assets will be incidental to its objective.

     Under normal circumstances, the Growth Fund will invest at least 65% of the value of its total assets in the common stock of companies believed by the Adviser to have appreciation potential. However, since no one class or type of security at all times necessarily affords the greatest promise for capital appreciation, the Growth Fund may invest any amount or proportion of its assets in any class or type of security believed by the Adviser to offer potential for capital appreciation over both the intermediate and long term. Normally, of course, its investment will consist largely of common stocks selected for the promise they offer of appreciation of capital. However, the Growth Fund may also invest in preferred stocks, investment grade bonds (Moody's rating Baa or higher), convertible preferred stocks and convertible debentures if, in the judgment of the Adviser, the investment would further its investment objective. The Growth Fund may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes. See "Investment Techniques and Related Risks." Each security held will be monitored to determine whether it is contributing to the basic objective of long-term appreciation of capital.


     The Adviser believes that a portfolio of such securities provides the most effective way to obtain capital appreciation, but when, for temporary defensive purposes (as when market conditions for growth stocks are adverse), other types of investments appear advantageous on the basis of combined considerations of risk and the protection of capital values, investments may be made in fixed income securities with or without warrants or conversion features. In addition, for such temporary defensive purposes, the Growth Fund may pursue a policy of retaining cash or investing part or all of its assets in cash equivalents.


     Diversification is an important consideration in selecting the Growth Fund's portfolio. However, greater emphasis will be placed upon careful selection of securities believed to have good potential for appreciation than upon wide diversification.


     To the extent that the Fund holds bonds, it may be negatively affected by adverse interest rate movements and credit quality. Generally, when interest rates rise it may be expected that the value of bonds may decrease.


Phoenix Aggressive Growth Fund

     Appreciation of capital through the use of aggressive investment techniques is this Fund's investment objective, and income will not generally be considered in the selection of investments. In seeking to achieve this objective, management may utilize the Fund's ability to expand its investments through the permitted use of bank borrowings (see "Leverage").


     Under normal circumstances, the Aggressive Growth Fund will invest at least 65% of the value of its total assets in common and preferred stocks and securities convertible into common stocks or other equity securities. Up to 10% of the Fund's total net assets may be invested in foreign securities.



     The Aggressive Growth Fund may also invest in debt securities which, in the judgment of the Adviser, offer opportunities for capital growth. However, when a temporary defensive position is deemed advisable, the Fund may, without limit, invest in high-grade senior securities or U.S. Government securities or retain cash or cash equivalents. The Fund may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes. See "Investment Techniques and Related Risks."

     Since investments normally will consist primarily of securities believed by the Adviser to have a substantial potential for capital growth, the assets of the Aggressive Growth Fund may be considered to be subject to greater risks than those involved if the Fund invested in securities that did not have these growth characteristics. The Fund is intended for investors who have the financial ability and the investment experience to regard their shares as a long-term investment involving risks commensurate with the possibility of achieving substantial capital gains.

Phoenix High Yield Fund

     The High Yield Fund's primary objective is to seek high current income. This Fund intends to invest at least 65% of the value of its total assets in a diversified portfolio of high yield, high risk fixed income securities (commonly referred to as "junk" bonds). Under normal conditions, at least 80% of the value of the total assets of the High Yield Fund will be invested, consistent with its primary investment objective, in fixed income securities including preferred stocks, convertible securities, debt obligations, certificates of deposit, commercial paper, bankers' acceptances, government obligations issued or guaranteed by federal, state or municipal governments or their agencies or instrumentalities and loan participations in secured and unsecured corporate loans. Capital growth is a secondary objective which will also be considered when consistent with the objective of high current income. The risks of investing in high yield (high risk) fixed income securities are outlined below.

     Higher yields are available ordinarily from securities in the lower rating categories of recognized rating agencies (Baa or lower by Moody's or BBB or lower by S&P, D&P, or Fitch) and from unrated securities of comparable quality. The High Yield Fund will not invest in securities in the lowest rating categories (C for Moody's and D for S&P, D&P, or Fitch) unless management believes that the financial condition of the issuer, or the protections afforded to the particular securities, is stronger than would otherwise be indicated by such low ratings. However, when the investment objective of this Fund can be met by investing in securities in higher rating categories, such investments may be made. This Fund may retain securities when their ratings have changed.

     The High Yield Fund may also invest in non-publicly offered or "restricted" debt securities, which the Adviser deems to be "liquid" pursuant to standards approved by the Trust's Board of Trustees. The High Yield Fund's remaining assets may be invested in equity securities when such investments are consistent with its primary investment objective or are acquired as part of a unit consisting of a combination of fixed income securities and equity securities. The High Yield Fund may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes and may invest in deferred or zero coupon debt obligations. See "Investment Techniques and Related Risks."

     When a more conservative investment strategy is necessary for temporary defensive purposes, the High Yield Fund may retain cash or invest part or all of its assets in cash equivalents or in other fixed income securities deemed by management to be consistent with a temporary defensive posture.

     Risk Factors. While the High Yield Fund's management will seek to minimize risk through diversification and continual evaluation of current developments in interest rates and economic conditions, the market prices of lower rated securities generally fluctuate in response to changes in interest rates and economic conditions more than those of higher rated securities. Using credit ratings helps to evaluate the safety of principal and interest payments but does not assess market risk. Fluctuations in the market value of portfolio securities subsequent to acquisition by the High Yield Fund will not normally affect cash income from such securities but will be reflected in the Fund's net asset value. Additionally, with lower rated securities, there is a greater possibility that an adverse change in the financial condition of the issuer, particularly a highly leveraged issuer, may affect its ability to make payments of income and principal and increase the expenses of the Fund seeking recovery from the issuer. Also, because the High Yield Fund intends to invest primarily in securities in the lower rating categories, the achievement of its goals will be more dependent on the Adviser's ability than would be the case if the High Yield Fund were investing in securities in the higher rating categories. Lower-rated securities may be thinly traded and less liquid than higher rated securities and therefore harder to value and more susceptible to adverse publicity concerning the issuer. Liquid restricted securities are typically less marketable than publicly offered debt securities.



     The table below shows the dollar weighted average of total investments, as of October 31, 1997, listed by Moody's rating categories, or comparable rating by another Nationally Recognized Statistical Rating Organization ("NRSRO"). The column titled "Not Rated" reflects the percentage of portfolio holdings which were not rated by any NRSRO but which the Adviser has judged to be comparable in quality to the corresponding rating categories.



               Moody's Rating           Rated            Not Rated
              ----------------         ---------         ----------
                     Aaa                 1.1%             0.0%
                      Aa                 0.0               0.0
                       A                 0.0               0.0
                     Baa                 2.1               0.0
                      Ba                24.4               3.8
                       B                56.2               4.9
                     Caa                 1.8               0.5
                      Ca                 0.0               0.0
                       C                 0.0               0.0
                       D                 0.0               0.0
                                        ----               ---
                    Total               85.6               9.2



Phoenix Money Market Fund

     The investment objective of the Money Market Fund is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in a diversified portfolio of high quality money market instruments maturing in 397 days or less.

     The Money Market Fund seeks to achieve this objective by investing exclusively in the following instruments:


     (a) obligations issued or guaranteed by the United States Government or its agencies, authorities or instrumentalities;

     (b) obligations issued by banks and savings and loan associations (such as bankers' acceptances, certificates of deposit and time deposits, including dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks) and dollar-denominated obligations unconditionally guaranteed as to payment by banks or savings and loan associations, which at the date of investment have capital surplus, and undivided profits in excess of $100,000,000 as of the date of their most recently published financial statements which obligations have been determined by the Board, or the Adviser acting at its direction, to present minimal credit risk; and obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation;

     (c) commercial paper which at the date of investment is rated A-1 by S&P and/or P-1 by Moody's Investors Service, Inc., or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody's;

     (d) other corporate obligations maturing in one year or less which at the date of investment are rated AA or higher by S&P or Aa or higher by Moody's; and

     (e) repurchase agreements with recognized securities dealers and banks with respect to any of the foregoing obligations.



     Generally, investments will be limited to securities rated in the two highest short-term rating categories by at least two nationally recognized statistical rating organizations, or by one such organization if only one has rated the security, and comparable unrated securities. In addition, no more than 5% of the Money Market Fund's total assets will be invested in securities of any one issuer or in securities not rated in the highest short-term rating category. Moreover, no more than the greater of 1% of the Money Market Fund's total assets or $1 million will be invested in the securities of any one issuer that are not in the highest short-term rating category. Finally, in no event will investments in illiquid securities, time deposits and/ or repurchase agreements maturing in more than seven days exceed 10% of the Money Market Fund's net assets taken at market value.



     Obligations of foreign branches of U.S. banks are subject to somewhat different risks than those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions which may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign branch of a domestic bank. In addition, different risks may result from the fact that foreign branches of U.S. banks and U.S. branches of foreign banks are not necessarily subject to the regulatory requirements that apply to domestic banks. Obligations of such branches will be purchased only when the Adviser believes the risks are minimal.


     The Money Market Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time as a result of considerations of liquidity and preservation of capital. Rather, consistent with its investment objective, it will attempt to maximize yields by engaging in portfolio trading and buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. These policies, as well as the relatively short maturities of obligations to be purchased by the Money Market Fund, may result in frequent changes in its portfolio.

     The value of the securities in the Money Market Fund's portfolio can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates increase after a security was purchased, that security, if sold, might be sold at less than cost. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of Money Market Fund shares could require the sale of portfolio investments at a time when a sale might not be desirable.

     The average maturity of the Money Market Fund's portfolio securities based on their dollar value will not exceed 90 days.


Phoenix U.S. Government Securities Fund

     The U.S. Government Securities Fund seeks as its investment objective a high level of current income consistent with safety of principal. This Fund intends to invest at least 65% of the value of its total assets in securities which are issued or guaranteed by the U.S. Government or its agencies and instrumentalities and backed by the full faith and credit of the United States ("U.S. Government Securities"), those which are supported by the ability to borrow from the U.S. Treasury or by the credit of an agency or instrumentality and those otherwise supported by the U.S. Government. This Fund may invest up to 35% of its net assets in short-term instruments including bank certificates of deposit and time deposits, bankers' acceptances and repurchase agreements. In addition, this Fund may invest up to 35% of its net assets in investment grade securities including taxable municipal bonds, non-agency mortgage-backed securities and corporate bonds.


     U.S. Government Securities include (i) U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance as follows: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and (ii) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the United States; such as securities issued by the Federal Housing Administration, the Government National Mortgage

Association ("GNMA"), the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the Farmers Home Administration and the Small Business Administration.

     Securities issued by the GNMA ("GNMA Certificates") differ in certain respects from other U.S. Government securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by the full faith and credit of the United States. GNMA Certificates also differ from other U.S. Government securities in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.


     The U.S. Government Securities Fund may invest in debt or mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a federally chartered, privately-owned corporation that issues mortgage pass-through securities which are guaranteed as to payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States and issues participation certificates which represent an interest in mortgages from FHLMC's portfolio. FHLMC guarantees the timely payment of interest and the collection of principal. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

     The U.S. Government Securities Fund may also invest in collateralized mortgage obligations ("CMOs") issued by U.S. Government agencies. These are debt obligations collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. The U.S. Government Securities Fund may also invest in ownership interests in pools of mortgage assets such as FNMA Guaranteed REMIC (real estate mortgage investment conduits) Pass-through Certificates and FHLMC Multi-Class Mortgage Participation Certificates. Mortgage pass-through and other mortgage-related securities are subject to prepayment risk which may adversely affect yields. Generally, prepayments will increase during a period of falling interest rates.


     Although the payment of interest and principal on a portfolio security may be guaranteed by the U.S. Government or one of its agencies or instrumentalities, the net asset value of shares of the U.S. Government Securities Fund will fluctuate in response to interest rate levels. In general, when interest rates rise, prices of fixed income securities decline. When interest rates decline, prices of fixed income securities rise.

     Descriptions of the short-term money market instruments the U.S. Government Securities Fund may invest in are contained in the section "Phoenix Money Market Fund." The quality ratings and maturity restrictions described in that section also apply to the short-term investments of the U.S. Government Securities Fund.



                    INVESTMENT TECHNIQUES AND RELATED RISKS

     In addition to the investment policies described above, the Trust may utilize the following investment practices or techniques.

Repurchase Agreements

     Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction where a Fund buys a security and the seller simultaneously agrees to buy that same security back at a fixed price and agreed-upon date. The Adviser reviews the creditworthiness of the other party to the agreement and must find it satisfactory before engaging in a repurchase agreement.

     Even though repurchase transactions usually do not impose market risks on the purchasing Fund, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the Fund might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value. For more information about repurchase agreements, see the Statement of Additional Information.


Zero Coupon Bonds

     The Balanced, Convertible and High Yield Funds may invest in debt obligations that do not make any interest payments for a specified period of time prior to maturity or until maturity ("deferred coupon" or "zero coupon" obligations). Even though interest is not actually paid on these instruments, for tax purposes the Fund that owns them is imputed with ordinary income. This imputed income is paid out to shareholders as dividends. These distributions must be made from a Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Funds will not be able to purchase additional income producing securities with the cash used to make such distributions and its current income ultimately may be reduced as a result. The value of zero coupon obligations fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments. See the Statement of Additional Information.

Securities and Index Options


     All Funds, except the Money Market Fund and the U.S. Government Securities Fund, may write covered call options and purchase call and put options. These instruments are referred to as "derivatives" as their value is derived from the value of any underlying security or securities index. Securities and index options and the related risks are summarized below and are described in more detail in the Statement of Additional Information.


     Writing (Selling) Call Options. The Balanced Fund, Convertible Fund, Growth Fund, High Yield Fund and the Aggressive Growth Fund may write exchange-traded covered call options. A call option on a security gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to buy the underlying security at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a call option has the obligation to sell the underlying security at the exercise price. A call option on a securities index is similar to a call option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which it purchases an option of the same series as the option previously written. A call option is "covered" if a Fund owns the underlying security or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a pledged account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option written by a Fund is also covered if the Fund holds on a share-for-share basis a covering call on the same security as the call written where (i) the exercise price of the covering call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily in a pledged account with its custodian, and (ii) the covering call expires at the same time or after the call written.


     The Trustees have limited the value of the total assets of a Fund which may be subject to call options to 50% of a Fund's total assets. Management presently intends to cease writing options if, and as long as, 25% of such total assets are subject to outstanding options contracts, or if required under regulations of state securities administrators. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged.


     A Fund will write call options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price.

     During the option period the writer of a call option has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. Writing call options also involves risks relating to a Fund's ability to close out options it has written.


     Purchasing Call and Put Options. A call option is described above. A put option on a security gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.


     The Balanced Fund, Convertible Fund, Growth Fund, High Yield Fund and the Aggressive Growth Fund may invest up to 2% of its total assets in exchange-traded call and put options on securities and securities indices for the purpose of hedging against changes in the market value of its portfolio securities. A Fund will invest in call and put options whenever, in the opinion of its Adviser, a hedging transaction is consistent with the investment objectives of the Fund. A Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold.

     Purchasing a call or a put option involves the risk that a Fund may lose the premium it paid plus transaction costs.



Warrants and Stock Rights

     Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security rather than an option writer. A Fund may invest up to 5% of its net assets in warrants or stock rights valued at the lower of cost or market, but no more than 2% of its net assets may be invested in warrants or stock rights not listed on the New York Stock Exchange or American Stock Exchange.



Financial Futures and Related Options

     All Funds, except the Money Market Fund and the U.S. Government Securities Fund, may enter into financial futures contracts and related options. Financial futures contracts and related options and associated risks are summarized below and are described in more detail in the Statement of Additional Information.


     Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.



     A Fund may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may purchase exchange or board-traded put and call options on financial futures contracts as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase. Hedging is the initiation of a position in the futures market which is intended as a temporary substitute for the purchase or sale of the underlying securities in the cash market.

     A Fund will engage in transactions in financial futures contracts and related options only for hedging purposes and not for speculation. In addition, a Fund will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or other liquid assets initially committed with respect to a Fund's existing futures and related options positions and the premiums paid for related options would exceed 2% of the market value of the Fund's total assets. At the time of purchase of a futures contract or a call option on a futures contract, any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto will be deposited in a pledged account with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which a Fund may enter into financial futures contracts and related options may also be limited by requirements of the Internal Revenue Code for qualification as a regulated investment company.

     Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Adviser could be incorrect in its expectations as to the direction or extent of various interest rate movements, in which case the Fund's return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist and the loss from investing in futures contracts is potentially unlimited because the Fund may be unable to close its position. The risk in purchasing an option on a financial futures contract is that a Fund will lose the premium it paid. Also, there may be circumstances when the purchase of an option on a financial futures contract would result in a loss to a Fund while the purchase or sale of the contract would not have resulted in a loss. Futures and options may fail as hedging techniques in cases where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. Losses relating to futures and options are potentially unlimited.


Foreign Securities

     Each of the Funds, except the Money Market Fund and the U.S. Government Securities Fund, may purchase foreign securities, including emerging market securities and those issued by foreign branches of U.S. banks. Such investment in foreign securities will be limited to 25% of the total net asset value of the Balanced Fund, Convertible Fund and Growth Fund. The High Yield Fund may invest up to 35% of its total net asset value in foreign securities and the Aggressive Growth Fund may invest up to 10% of its total net asset value in foreign securities. The Funds may invest in a broad range of foreign securities including equity, debt and convertible securities and foreign government securities. In connection with investments in foreign securities, the Funds may enter into forward foreign currency exchange contracts for the purpose of protecting against losses resulting from fluctuations in exchange rates between the U.S. dollar and a particular foreign currency denominating a security which the Funds hold or intend to acquire. The Funds will not speculate in forward foreign currency exchange contracts.

     Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, difficulty in invoking legal process abroad and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Many of the foreign securities held by the Funds will not be registered with the Securities and Exchange Commission and many of the issuers of foreign securities will not be subject to the Commission's reporting requirements. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may compare favorably or unfavorably with the United States economy with respect to such factors as rate of growth, rate of inflation, capital reinvestment, resource self-- sufficiency and balance of payment positions, and economic trends in foreign countries may be difficult to assess.


     Particular risks are posed by investments in third world countries or so-called "emerging markets." These securities may be especially volatile based on relative economic, political and market conditions present in these countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. Certain emerging market countries are either comparatively undeveloped or are in the process of becoming developed and may consequently be economically based on a relatively few or closely interdependent industries. A high proportion of the shares of many emerging market issuers may also be held by a limited number of large investors trading significant blocks of securities. While the Adviser will strive to be sensitive to publicized reversals of economic conditions, political unrest and adverse changes in trading status, unanticipated political and social developments may affect the values of a Fund's investments in such countries and the availability of additional investments in such countries.


     The Trust may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Trust's foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriation, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.


     The Funds will calculate their net asset values and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the New York Stock Exchange is closed). Foreign securities in which the Funds may invest may be primarily listed on foreign stock exchanges which may trade on other days (such as Saturdays). As a result, the net asset values of the Funds may be affected by such trading on days when a shareholder has no access to the Funds.


Leverage

     The Trust may from time to time increase the Convertible Fund's or the Aggressive Growth Fund's ownership of securities holdings above the amounts otherwise possible by borrowing from banks at fixed amounts of interest and investing the borrowed funds. The Trust will borrow only from banks, and only if immediately after such borrowing the value of the assets of a Fund (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed for investment purposes. The effect of this provision is to permit the Trust to borrow up to 25% of the total assets of a Fund, including the proceeds of any such borrowings. However, the amount of the borrowings will be dependent upon the availability and cost of credit from time to time. If, due to market fluctuations or other reasons, the value of such Fund's assets computed as provided above becomes less than three times the amount of the borrowings for investment purposes, the Trust, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.

     Interest on money borrowed will be an expense of the Fund with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of such Fund is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial.

     Bank borrowings for investment purposes must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Fund with respect to which the borrowing has been made.

     Any investment gains made with the additional monies borrowed in excess of interest paid will cause the net asset value of a Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the monies borrowed) to the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case.



                            INVESTMENT RESTRICTIONS


     The Trust may not invest more than 25% of the assets of any one Fund in any one industry, except the Money Market Fund may invest more than 25% of its assets in the domestic banking industry. If the Trust loans the portfolio securities of any Fund, the market value of the securities loaned may not exceed 25% of the market value of the total assets of such Fund. The Trust may borrow money for any Fund only for temporary administrative purposes, provided that any such borrowing does not exceed 10% of the market value of the total assets of the Fund. The Trust may also borrow for investment purposes as described under "Leverage" above. In order to secure any such borrowing, the Trust may pledge, mortgage or hypothecate up to 10% of the market value of the assets of such Fund. With the exception of the Convertible Fund and the Aggressive Growth Fund, no Fund may invest in portfolio securities while the amount of borrowing of the Fund exceeds 5% of the total assets of such Fund.

     In addition to the investment restrictions described above, each Fund's investment program is subject to further restrictions which are described in the Statement of Additional Information. The restrictions for each Fund described above are fundamental and may not be changed without shareholder approval.

                            MANAGEMENT OF THE FUNDS


     The Trust is a mutual fund known as an open-end, diversified investment company. The Trustees of the Trust ("Trustees") are responsible for the overall supervision of the Trust and perform the various duties imposed on Trustees by the 1940 Act and the laws of the Commonwealth of Massachusetts.



The Adviser

     The Trust's investment adviser is Phoenix Investment Counsel, Inc. (the "Adviser"), which is located at 56 Prospect Street, Hartford, Connecticut 06115-0480. All of the outstanding stock of the Adviser is owned by Phoenix Equity Planning Corporation ("Equity Planning"), a subsidiary of Phoenix Duff & Phelps Corporation. Prior to November 1, 1995, the Adviser and Equity Planning were indirect wholly-owned subsidiaries of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut. Phoenix Home Life is a majority shareholder of Phoenix Duff & Phelps Corporation. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. Its principal offices are located at One American Row, Hartford, Connecticut 06115. Phoenix Duff and Phelps Corporation is a New York Stock Exchange traded company that provides various financial advisory services to institutional investors, corporations and individuals through operating subsidiaries. The Adviser also acts as the investment adviser to other entities including Phoenix Multi-Portfolio Fund (all portfolios other than the Real Estate Securities Portfolio), Phoenix Strategic Allocation Fund, Inc., Phoenix Strategic Equity Series Fund (except the Equity Opportunities Fund), Phoenix Duff & Phelps Institutional Funds (except Real Estate Equity Securities Portfolio and Enhanced Reserves Portfolio), Phoenix Growth and Income Fund of Phoenix Equity Series Fund, Phoenix Investment Trust 97 and The Phoenix Edge Series Fund (all Series other than the Real Estate Securities Series and Aberdeen New Asia Series) and as subadviser to the SunAmerica Series Trust, among other investment advisory clients. As of September 30, 1997, PIC had approximately $20.2 billion in assets under management. The Adviser was originally organized in 1932 as John P. Chase, Inc.

     The shareholders of each Fund approved the Investment Advisory Agreement at a shareholder meeting held on November 22, 1993. The Investment Advisory Agreement provides that for its services to all Funds of the Trust the Adviser is entitled to a fee, payable monthly, at the following annual rates:




   FUND                    1st $1 Billion      $1-2 Billion      $2+ Billion
   Growth Fund                  .70%               .65%             .60%
   Aggressive Growth
      Fund                      .70%               .65%             .60%
   Convertible Fund             .65%               .60%             .55%
   High Yield Fund              .65%               .60%             .55%
   Balanced Fund                .55%               .50%             .45%
   U.S. Government
      Securities Fund           .45%               .40%             .35%
   Money Market Fund            .40%               .35%             .30%



     For its services to all Funds of the Trust during the fiscal year ended October 31, 1997, the Adviser received a fee of $34,413,328. The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Fund to the extent that operating expenses of that Fund exceed 0.85% for Class A Shares and 1.60% for Class B Shares of the average daily net asset value of the Fund.


The Portfolio Managers

     Balanced Fund

     Investment and trading decisions for the Balanced Fund are made by a team of equity investment professionals and a team of fixed income investment professionals.

     Convertible Fund

     Mr. John H. Hamlin has served as Portfolio Manager of the Convertible Fund since 1992 and as such, Mr. Hamlin is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Hamlin is a Portfolio Manager, Equities, of Phoenix Investment Counsel, Inc. and National Securities & Research Corporation.

     Growth Fund

     Investment and trading decisions for the Growth Fund are made by a team of equity investment professionals.

     Aggressive Growth Fund

     Mr. William J. Newman serves as Portfolio Manager of the Aggressive Growth Fund and as such is primarily responsible for the day to day management of the Fund's investments. Mr. Newman also serves as Portfolio Manager of three of the series of Phoenix Strategic Equity Series Fund and as Portfolio Manager of Mid Cap Portfolio of Phoenix Multi-Portfolio Fund. Mr. Newman is Chief Investment Strategist and Executive Vice President of the Adviser and National Securities & Research Corporation. Mr. Newman is also a Senior Vice President of the Fund, and of The Phoenix Edge Series Fund, Phoenix Multi-Portfolio Fund, Phoenix Income and Growth Fund, Phoenix Strategic Allocation Fund, Inc., Phoenix Strategic Equity Series Fund, Phoenix Worldwide Opportunities Fund, Phoenix-Aberdeen Series Fund, and Phoenix Duff & Phelps Institutional Mutual Funds. Prior to his current position, Mr. Newman was Chief Investment Strategist and Managing Director of Phoenix Home Life Mutual Insurance Company from April through November, 1995, Chief Investment Strategist for Kidder Peabody in New York from May, 1993 to December, 1994, and Managing Director at Bankers Trust from March, 1991 to May, 1993.

     High Yield Fund

     Mr. Curtiss O. Barrows has served as Portfolio Manager of the High Yield Fund since 1985 and, as such, is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Barrows is also Vice President and Portfolio Manager of the Multi-Sector Fixed Income Series of The Phoenix Edge Series Fund. Mr. Barrows is a Managing Director, Fixed Income, of Phoenix Investment Counsel, Inc. and National Securities & Research Corporation.

     Money Market Fund

     Ms. Julie Sapia is the Portfolio Manager of the Money Market Fund and as such is primarily responsible for the day-to-day management of the Fund. Ms. Sapia is also Vice President and Portfolio Manager for The Phoenix Edge Series Fund, Money Market Series and Phoenix Duff & Phelps Institutional Mutual Funds, Money Market Portfolio. She is also Vice President of the Phoenix-Aberdeen Series Fund. From April, 1997 to the present she has been Head Money Market Trader of PIC; from 1995 to 1997 she served as Money Market Trader of PIC; and from 1991 to 1995 she served as Money Market Trader for Phoenix Home Life Mutual Insurance Company.

     U.S. Government Securities Fund

     Mr. Christopher Saner and Mr. Andrew Szabo have served as Co-Portfolio Managers of the Phoenix U.S. Government Securities Fund since January, 1998 and as such are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Saner is also a Director, Phoenix Investment Counsel, Inc.




The Financial Agent


     Equity Planning also acts as financial agent of the Trust and, as such, performs administrative, bookkeeping and pricing services and certain other administrative functions for the Trust. As compensation, Equity Planning is entitled to a fee, payable monthly and based upon (a) the average of the aggregate daily net asset values of each Fund, at the following incremental annual rates:




First $100 million                    .05 %
$100 million to $300 million          .04 %
$300 million through $500 million     .03 %
Greater than $500 million             .015%



(b) a minimum fee based on the predominant type of assets of the Fund; and (c) an annual fee of $12,000 for each class of shares beyond one. For its services during the Trust's fiscal year ended October 31, 1997, Equity Planning received $1,567,552 or 0.03% of average net assets.



The Custodian and Transfer Agent


     The custodian of the assets of the Trust is State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, 02101. The Trust has authorized the custodian to appoint one or more subcustodians for the assets of the Trust held outside the United States. The securities and other assets of each Fund of the Trust are held by the custodian or any subcustodian separate from the securities and assets of each other Fund.


     Pursuant to a Transfer Agent and Service Agreement with the Phoenix Funds, Equity Planning acts as transfer agent for the Trust (the "Transfer Agent") for which it is paid $19.25 for daily dividend accounts and $14.95 for non-daily dividend shareholder accounts plus out-of-pocket expenses. The Transfer Agent is authorized to engage sub-agents to perform certain shareholder servicing functions from time to time for which such agents shall be paid a fee by Equity Planning.

Brokerage Commissions

     Although the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such Rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such Rules and to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Trust. The Adviser may also select an affiliated broker-dealer to execute transactions for the Trust, provided that the commissions, fees or other remuneration paid to such affiliated broker is reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.



                              DISTRIBUTION PLANS


     The offices of Equity Planning, the National Distributor of the Trust's shares, are located at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. Philip R. McLoughlin is a Trustee and President of the Trust and a director and officer of Equity Planning. David R. Pepin, a director and officer of Equity Planning, is an officer of the Trust. Michael E. Haylon, a director of Equity Planning, is an officer of the Trust. G. Jeffrey Bohne, Nancy G. Curtiss, William E. Keen, III, William R. Moyer, Leonard J. Saltiel, and Thomas N. Steenburg are officers of the Trust and officers of Equity Planning.


     Equity Planning and the Trust have entered into distribution agreements under which Equity Planning has agreed to use its best efforts to find purchasers for Trust shares sold subject to an initial sales charge and those sold subject to a contingent deferred sales charge. The Trust has granted Equity Planning the exclusive right to purchase from the Trust and resell, as principal, shares needed to fill unconditional orders for Trust shares. Equity Planning may sell Trust shares through its registered representatives or through securities dealers with whom it has sales agreements. Equity Planning may also sell Trust shares pursuant to sales agreements entered into with banks or bank affiliated securities brokers who, acting as agent for their customers, place orders for Trust shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of banks or bank affiliated securities brokers are not permitted under the Glass-Steagall Act, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with banks or bank affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Fund of the Trust.



     The sale of Trust shares through a bank or a securities broker affiliated with a bank is not expected to preclude the Trust from borrowing from such bank or from availing itself of custodial or transfer agency services offered by such bank.



     The Trustees have adopted separate amended and restated distribution plans on behalf of all Funds of the Trust (excluding Class A Shares of the Money Market Fund), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Class A Plan," the "Class B Plan," the "Class C Plan," the "Class M Plan" and collectively the "Plans"). The Plans authorize a Fund to reimburse the Distributor for expenses in connection with the sale and promotion of such Fund's shares and the furnishing of shareholder services. A 12b-1 fee paid by one Fund may be used to finance distribution of the shares of another Fund based on the number of shareholder accounts within the Funds. Pursuant to the Class B and Class C Plans, a Fund is authorized to reimburse the Distributor monthly for actual expenses of the Distributor up to 0.75% (0.50% of the Money Market Fund's Class B Shares) annually for the average daily net assets of each Fund's Class B and Class C Shares. Under the Class C and Class M Plans, the Funds may reimburse the Distributor monthly for actual expenses of the Distributor up to 0.75% and 0.25% annually of the average daily net assets of the High Yield Fund's Class C and Class M Shares, respectively. In addition, under the Plans the Funds will pay the Distributor 0.25% annually of the average daily net assets of the Funds for providing services to shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fee").


     Expenditures incurred under the Plans may consist of: (i) commissions to sales personnel for selling shares of the Trust (including underwriting commissions and finance charges related to the payment of commissions for sales of Class B Shares); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor for services rendered in connection with the sale and distribution of shares of the Trust; (iv) payment of expenses incurred in sales and promotional activities including advertising expenditures related to the Trust; (v) the costs of preparing and distributing promotional materials; (vi) the costs of printing the Trust's Prospectus and Statement of Additional Information for distribution to potential investors; and (vii) such other similar services that the Trustees determine are reasonably calculated to result in the sale of shares of the Trust. From the Service Fee, the Distributor expects to pay a quarterly fee to qualifying broker-dealer firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such firms. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Trust shares which are reallowed to such firms. To the extent that the entire amount of the Service Fee is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor.

     In order to receive payments under the Plans, participants must meet such qualifications as are to be established in the sole discretion of the Distributor, such as services to the Trust's shareholders; or services providing the Trust with more efficient methods of offering shares to groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmissions of such purchases or sales by computerized tape or other electronic equipment; or other batch processing.

     For the fiscal year ended October 31, 1997, the Trust paid $13,410,632 under the Class A Plan and $1,568,465 under the Class B Plan. The fees were used to compensate broker-dealers for servicing shareholder's accounts, including $1,358,415 paid to W.S. Griffith & Co., Inc., an affiliate, compensating sales personnel and reimbursing the Distributor for commission expenses and expenses related to preparation of the marketing material. On a quarterly basis, the Trust's Trustees review a report on expenditures under each Plan and the purposes for which expenditures were made. The Trustees conduct an additional more extensive review annually in determining whether each Plan will be continued. By its terms, continuation of each Plan from year to year is contingent on annual approval by a majority of the Trust's Trustees and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of either Plan or any related agreements (the "Plan Trustees"). Each Plan provides that it may not be amended to increase materially the costs which the Trust may bear without approval of the applicable class of shareholders of the Trust and that other material amendments must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan further provides that while it is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the applicable class of outstanding shares of the Trust.

     The NASD regards certain distribution fees as asset-based sales charges subject to NASD sales load limits. The NASD's maximum sales charge rule may require the Trustees to suspend distribution fees or amend either or both Plans.


                               HOW TO BUY SHARES

How do you invest?

     You may open a fund account with an initial investment of $500. This amount is reduced to $25 for investments made under the "Investo-Matic" plan (see the Funds' Application), individual retirement accounts or under the systematic exchange privilege described below. The initial investment requirement is waived for investments made under pension, profit sharing or employee benefit plans as well as in connection with reinvested dividends and distributions.

     You may make additional investments at any time with at least $25. The subsequent investment minimum is waived for investments made under pension, profit sharing or employee benefit plans as well as in connection with reinvested dividends and distributions.

     An application should be completed to open a new Phoenix Funds account. A check for the amount you wish to invest, made payable to the "Phoenix Funds," (along with the completed application if opening a new account), must be sent to: Phoenix Funds, c/o State Street Bank and Trust Company ("State Street Bank"), P.O. Box 8301, Boston, MA 02266-8301. You may also write to the Distributor at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 or call (800) 243-1574.

     Shares are sold at the public offering price based on the net asset value for the class of shares bought next determined after State Street Bank receives your order. In most cases, in order to receive that day's public offering price, State Street Bank must receive your order before the close of trading on the New York Stock Exchange. Shares purchased will be recorded electronically in book-entry form by the Transfer Agent. No share certificates are available. See "Net Asset Value."

What are the classes and how do they differ?
     The Funds presently offer investors four classes of shares which bear sales and distribution charges in different amounts. Currently, only the High Yield Fund offers Class C and M Shares.

     Class A Shares. If you buy Class A Shares, you will pay a sales charge at the time of purchase equal to 4.75% of the offering price (4.99% of the amount invested). The sales charge may be reduced or waived under certain conditions. Class A Shares are not subject to any charges by the Funds when they are sold. Class A Shares have lower Rule 12b-1 fees and pay higher dividends than any other class.

     Class B Shares. If you buy Class B Shares, you will not pay a sales charge at the time of purchase. If you sell your Class B Shares within the first 5 years after they are bought, you will pay a sales charge of up to 5% of your shares' value. See "Deferred Sales Charge Alternative--Class B Shares." This charge declines to zero over a period of 5 years and may be waived under certain conditions. Class B shares have higher Rule 12b-1 fees and pay lower dividends than Class A and M Shares. Class B Shares automatically convert to Class A Shares eight years after purchase. The Distributor intends to limit investments in Class B Shares to: (a) $250,000 for any person; (b) $1 million for any unallocated employer sponsored plan; and (c) $250,000 for each participant in any allocated qualified employer sponsored plan, including 401(k) plans, provided such plan uses an approved participant tracking system. Class B Shares will not be sold to any qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, such entity has assets of over $10 million or more than 200 participant employees. Class B Shares will not be sold to anyone who is over 85 years old.

     Class C Shares. If you buy Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are bought, you will pay a sales charge of 1% of your shares' value. See "Deferred Sales Charge Alternative--Class C Shares." Class C Shares have the same Rule 12b-1 fees and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the Fund. Class C Shares are not currently offered for all Phoenix Funds.

     Class M Shares. If you buy Class M Shares, you will pay a sales charge at the time of purchase equal to 3.50% of the offering price (3.63% of the amount invested). Class M Shares are not subject to any charges by the Funds when they are sold. Class M Shares have lower Rule 12b-1 fees and pay higher dividends than Class B and C Shares. Class M Shares do not convert to any other class of shares of the Funds. Class M Shares are not currently offered for all Phoenix Funds.

What arrangement is best for you?

     The alternative purchase arrangement permits you to choose the method of buying shares that is most beneficial to you given the amount of the purchase, the length of time you expect to hold the shares, whether you wish to receive distributions in cash or to reinvest them in additional shares, and other circumstances. You should consider whether, during the anticipated term of your investment, the accumulated continuing distribution and service fees and contingent deferred sales charges of one class would be more than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. See "Distribution Plans" and "Fund Expenses."

Initial Sales Charge Alternative--Class A and M Shares

     The public offering price of Class A and M Shares is the net asset value plus a sales charge that varies depending on the size of any "person's" (see "How To Obtain Reduced Initial Sales Charges--Class A and M Shares: Combination Purchase Privilege") purchase. Shares issued based on the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the Distributor as shown on the following tables.


Class A Shares



                           Sales Charge as
                           a percentage of
                       -----------------------
     Amount of                        Net        Dealer Discount
    Transaction        Offering      Amount       Percentage of
 at Offering Price      Price       Invested      Offering Price
--------------------   ----------   ----------   ----------------
Under $50,000             4.75%        4.99%           4.25%
$50,000 but under
   $100,000               4.50         4.71            4.00
$100,000 but under
   $250,000               3.50         3.63            3.00
$250,000 but under
   $500,000               3.00         3.09            2.75
$500,000 but under
   $1,000,000             2.00         2.04            1.75
$1,000,000 or more        None         None            None

Class M Shares (High Yield Fund Only)




                          Sales Charge as
                          a percentage of
                      -----------------------
     Amount of                       Net        Dealer Discount
    Transaction       Offering      Amount       Percentage of
 at Offering Price     Price       Invested      Offering Price
-------------------   ----------   ----------   ----------------
Under $50,000            3.50%        3.63%           3.00%
$50,000 but under
   $100,000              2.50         2.56            2.00
$100,000 but under
   $250,000              1.50         1.52            1.00
$250,000 but under
   $500,000              1.00         1.01            1.00
$500,000 or more         None         None            None



Deferred Sales Charge Alternative--
Class B and C Shares

     Class B and C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining contingent deferred sales charge (the "CDSC") at the rates set forth below. The charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value. In addition, shares issued based on the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. To minimize the CDSC, shares not subject to any charge will be redeemed first, followed by shares held the longest time. The Distributor will add up all shares bought in any month and use the last day of the preceding month in calculating the amount of shares owned and time period held for Class B Shares. The trade date will be used for purposes of aging Class C Share investments.

Deferred Sales charge you may pay to sell Class B Shares



 Year     1      2      3      4      5      6+
------   ----   ----   ----   ----   ----   ---
CDSC     5%     4%     3%     2%     2%     0%



Deferred Sales charge you may pay to sell Class C Shares
(High Yield Fund Only)



 Year     1     2+
------   ----   ----
CDSC     1%     0%



Dealer Concessions

     In addition to the dealer discount on purchases of Class A and M Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

     Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Funds and/or for providing other shareholder services. Depending on the nature of the services, these fees may be paid either from the Funds through distribution fees, service fees or transfer agent fees or in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) sponsor sales contests, training and educational meetings and provide additional compensation to qualifying dealers in the form of trips, merchandise or expense reimbursements; (b) from time to time pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (c) pay broker/dealers an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (d) excluding purchases as described in (c) above, pay broker/dealers an amount equal to 1% of the amount of Class A Shares sold above $1 million but under $3 million, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million. If part or all of such investment, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker-dealer will refund to the Distributor such amounts paid with respect to the investment. In addition, the Distributor may pay the entire applicable sales charge on purchases of Class A Shares to selected dealers and agents. Any dealer who receives more than 90% of a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933.

How To Obtain Reduced Initial Sales Charges--Class A and M Shares

     Investors choosing Class A or M Shares may be entitled to reduced sales charges. The five ways in which sales charges may be avoided or reduced are described below.

     Qualified Purchasers. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A or M Shares: (1) trustee, director or officer of the Phoenix Funds, the Phoenix-Engemann Funds, Phoenix-Seneca Funds or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates; (2) any director or officer, or any full-time employee or sales representative (for at least 90 days), of the Adviser or Distributor; (3) registered representatives and employees of securities dealers with whom Distributor has sales agreements; (4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Distributor; (6) any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2), (3) or
(5) above; (7) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (8) any employee or agent who retires from Phoenix Home Life, Distributor and/or their corporate affiliates; (9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees; (10) any person with a direct rollover transfer of shares from an established Phoenix Fund, Phoenix-Engemann Fund or Phoenix-Seneca Fund qualified plan; (11) any Phoenix Home Life separate account which funds group annuity contracts offered to qualified employee benefit plans; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any fully matriculated student in any U.S. service academy; (14) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000; (15) any person who is investing redemption proceeds from investment companies other than the Phoenix Funds, Phoenix-Engemann Fund or Phoenix-Seneca Fund if, in connection with the purchases or redemption of the redeemed shares, the investor paid a prior sales charge provided such investor supplies verification that the redemption occurred within 90 days of the Phoenix Fund purchase and that a sales charge was paid; (16) any deferred compensation plan established for the benefit of any Phoenix Fund, Phoenix-Engemann Fund or Phoenix-Seneca Fund trustee or director; provided that sales to persons listed in (1) through
(15) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund; (17) purchasers of Class A or M Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients; (18) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; or (19) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of the investors described in (17) through (19) may be charged a fee by the broker, agent or financial intermediary for purchasing shares).


     Combination Purchase Privilege. Your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than Phoenix Money Market Fund Series Class A Shares), if made at the same time by the same "person," will be added together to determine whether the combined sum entitles you to an immediate reduction in sales charges. A "person" is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.


     An "Affiliated Phoenix Fund" means any other mutual fund advised, subadvised or distributed by the Adviser or Distributor or any corporate affiliate of either or both the Adviser and Distributor provided such other mutual fund extends reciprocal privileges to shareholders of the Phoenix Funds.



     Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than Phoenix Money Market Fund Series Class A Shares), if made by the same person within a thirteen month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Since the Distributor doesn't know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge based on the intended aggregate purchases described in the Letter of Intent. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A or M Shares before Class C or B Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.


     Right of Accumulation. Your purchase of any class of shares of this or any other Affiliated Phoenix Fund, if made over time by the same person may be added together to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor to exercise this right.


     Associations. Certain groups or associations may be treated as a "person" and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.


How To Obtain Reduced Deferred Sales Charges--
Class B and C Shares

     The CDSC is waived on the redemption (sale) of Class B and C Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; (b) within one year of disability, as defined in Code Section 72(m)(7); (c) as a mandatory distribution upon reaching age 701/2 under any retirement plan qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) based on the exercise of exchange privileges among Class B and C Shares of this or any other Affiliated Phoenix Fund; (f) based on any direct rollover transfer of shares from an established Affiliated Phoenix Fund qualified plan into an Affiliated Phoenix Fund IRA by participants terminating from the qualified plan; and (g) based on the systematic withdrawal program (Class B Shares only). If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B or C Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC.


Conversion Feature--Class B Shares

     Class B Shares will automatically convert to Class A Shares of the same Fund eight years after they are bought. Conversion will be on the basis of the then prevailing net asset value of Class A and B Shares. There is no sales load, fee or other charge for this feature. Class B Shares acquired through dividend or distribution reinvestments will be converted into Class A Shares at the same time that other Class B Shares are converted based on the proportion that the reinvested shares bear to purchased Class B Shares. The conversion feature is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service that the assessment of the higher distribution fees and associated costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and that the conversion of shares does not constitute a taxable event under federal income tax law. If the conversion feature is suspended, Class B Shares would continue to be subject to the higher distribution fee for an indefinite period. Even if the Funds were unable to obtain such assurances, it might continue to make distributions if doing so would assist in complying with its general practice of distributing sufficient income to reduce or eliminate federal taxes otherwise payable by the Funds.


                           INVESTOR ACCOUNT SERVICES

     The Funds mail periodic statements and reports to shareholders. In order to reduce the volume and cost of mailings, to the extent possible, only one copy of most Fund reports will be mailed to households for multiple accounts with the same surname at the same household address. Please contact Equity Planning to request additional copies of shareholder reports toll free at (800) 243-4361.


     In most cases, changes to any shareholder account may be accomplished by calling Shareholder Services at (800) 243-1574. More information relating to the shareholder account services can be found in the Funds' Statement of Additional Information ("SAI").


     Bank Draft Investing Program (Investo-Matic Plan). By completing the Investo-Matic Section of the New Account Application, you may authorize the bank named in the form to draw $25 or more from your personal checking or savings account to be used to purchase additional shares for your account. The amount you designate will be made available, in form payable to the order of the Transfer Agent, by the bank on the date the bank draws on your account and will be used to purchase shares at the applicable offering price.


     Distribution Option. Each Fund currently declares all income dividends and all capital gain distributions, if any, payable in shares of the Fund at net asset value or, at your option, in cash. By exercising the distribution option, you may elect to: (1) receive both dividends and capital gain distributions in additional shares or (2) receive dividends in cash and capital gain distributions in additional shares or (3) receive both dividends and capital gain distributions in cash. If you elect to receive dividends and/or distributions in cash and the check cannot be delivered or remains uncashed due to an invalid address, then the dividend and/or distribution will be reinvested after the Transfer Agent has been informed that the proceeds are undeliverable. Additional shares will be purchased in your account at the then current net asset value. Dividends and capital gain distributions received in shares are taxable to you and credited to your account in full and fractional shares computed at the closing net asset value on the next business day after the record date. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


     Systematic Withdrawal Program. The Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Systematic Withdrawal Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through Automated Clearing House (ACH) to your bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.


     Shareholders participating in the Systematic Withdrawal Program must own shares of a Series worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. Participants in the Program redeeming Class C Shares will be subject to any applicable contingent deferred sales charge. The purchase of shares while participating in the withdrawal program will ordinarily be disadvantageous to the Class A or M Shares investor since a sales charge will be paid by the investor on the purchase of Class A or M Shares at the same time as other shares are being redeemed. For this reason, investors in Class A or M Shares may not participate in an automatic investment program while participating in the Systematic Withdrawal Program.


     Through the Program, Class B shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable contingent deferred sales charges. Class B shareholders redeeming more shares than the percentage permitted by the withdrawal program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.


     Tax Sheltered Retirement Plans. Shares of the Funds are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, SIMPLE 401(k), Profit-Sharing and Money Purchase Pension Plans which can be adopted by self-employed persons ("Keogh") and by corporations and 403(b) Retirement Plans. Write or call Equity Planning at (800) 243-4361 for further information about the plans.


Exchange Privileges

     You may exchange shares of one Phoenix Fund (except for Class A Shares of the Money Market Fund) for shares of another Phoenix Fund or any other Affiliated Phoenix Fund without paying any fees or sales charges. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. Shares held in book-entry form may be exchanged for shares of the same class of other Phoenix Funds or any other Affiliated Phoenix Fund, provided the following conditions are met: (1) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale; (2) the Acquired Shares are the same class as the shares to be surrendered (the "Exchanged Shares"); (3) the Acquired Shares will be registered to the same shareholder account as the Exchanged Shares; (4) the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is made; and (5) if you have elected not to use the telephone exchange privilege (see below), a properly executed exchange request must be received by the Distributor. Exchanges may be made over the telephone or in writing and may be made at one time or systematically over a period of time. Note, each Fund has different investment objectives and policies. You should read the prospectus of the Phoenix Fund or any other Affiliated Phoenix Fund into which the exchange is to be made before making any exchanges. This privilege may be modified or terminated at any time on 60 days' notice.

     Market Timer Restrictions. Because excessive trading can hurt Fund performance and harm shareholders, the Funds reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a fund within any 30 day period. The Distributor has entered into agreements with certain market timer entities permitting them to exchange their clients' shares by telephone. These privileges are limited under those agreements. The Distributor has the right to reject or suspend these privileges upon reasonable notice.

     Telephone Exchanges. If permitted in your state and unless you waive this privilege in writing, you or your broker may sell or exchange your shares over the phone by calling the Distributor at (800) 243-1574. Reasonable procedures will be used to confirm that telephone instructions are genuine. In addition to requiring that the exchange is only made between accounts with identical registrations, the Distributor may require address or other forms of identification and will record telephone instructions. All exchanges will be confirmed in writing to you. If procedures reasonably designed to prevent unauthorized telephone exchanges are not followed, the Trust and/or Distributor may be liable for following telephone instructions that prove to be fraudulent. Broker/dealers other than the Distributor assume the risk of any loss resulting from any unauthorized telephone exchange instructions from their firm or their registered representatives. You assume the risk if the Distributor acts upon unauthorized instructions it reasonably believes to be genuine. During times of severe economic or market changes, this privilege may be difficult to exercise or may be temporarily suspended. In such event, an exchange may be effected by written request by the registered shareowner(s).



                                NET ASSET VALUE



     The net asset value per share of each Fund is determined as of the close of trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The net asset value per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

     The Funds' investments are valued at market value or, where market quotations are not available, at fair value as determined in good faith by the Trustees or their delegates. The assets of the Money Market Fund are valued on an amortized cost basis absent extraordinary or unusual market conditions. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the last bid price, generally. Short-term investments having a remaining maturity of less than sixty-one days are valued at amortized cost, which the Trustees have determined approximates market value. For further information about security valuations, see the Statement of Additional Information.


                             HOW TO REDEEM SHARES

     You have the right to have the Trust buy back shares at the net asset value next determined after receipt of a redemption order, and any other required documentation in proper form, by Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. In the case of a Class B or C Share redemption, you will be subject to the applicable deferred sales charge, if any, for such shares (see "Deferred Sales Charge Alternative--Class B and C Shares," above). Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The Funds do not charge any redemption fees. Payment for shares redeemed is made within seven days, provided that redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

     The requirements to redeem shares are outlined in the table below. Additional documentation may be required for redemptions by corporations, partnerships or other organizations, executors, administrators, trustees, custodians, guardians, or from IRA's or other retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the Funds at (800) 243-1574. Redemption requests will not be honored until all required documents in proper form have been received.

How can I sell my Shares?

[TELEPHONE]              [bullet]   Sales up to $50,000
By Phone                 [bullet]   Not available on most retirement accounts
(800) 243-1574           [bullet]   Requests received after 4PM will be
                                    executed on the following business day

[ENVELOPE]               [bullet]   Letter of instruction from the registered
In Writing                          owner including the fund and account
                                    number and the number of shares or dollar
                                    amount you wish to sell
                         [bullet]   No signature guarantee is required if your
                                    shares are registered individually, jointly,
                                    or as custodian under the Uniform Gifts to
                                    Minors Act or Uniform Transfers to Minors
                                    Act, the proceeds of the redemption do not
                                    exceed $50,000, and the proceeds are
                                    payable to the registered owner(s) at the
                                    address of record
[CHECK WRITING]          [bullet]   Select checkwriting on your New Account
By Check                            Application
                         [bullet]   High Yield Fund, Money Market Fund and
                                    U.S. Government Securities Fund only
                         [bullet]   $500 or more per check
                         [bullet]   Cannot be used to close an account



     Shares previously issued in certificate form cannot be redeemed until the certificated shares have been deposited to your account.

Telephone Redemptions

     The Trust and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information will be verified, telephone redemption instructions will be recorded on tape, and all redemptions will be confirmed in writing to you. If there has been an address change within the past 60 days, a telephone redemption will not be authorized. To the extent that procedures reasonably designed to prevent unauthorized telephone redemptions are not followed, the Trust and/or the Transfer Agent may be liable for following telephone instructions for redemption transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone redemption instruction from the firm or its registered representatives. However, you would bear the risk of loss resulting from instructions entered by an unauthorized third party that the Trust and/or the Transfer Agent reasonably believe to be genuine. The Telephone Redemption Privilege may be modified or terminated at any time on 60 days' notice to shareholders. In addition, during times of drastic economic or market changes, the Telephone Redemption Privilege may be difficult to exercise or may be temporarily suspended. In such event, a redemption may be effected by written request by following the procedure outlined above.

Written Redemptions

     If you elect not to use the telephone redemption or telephone exchange privileges, you must submit your request in writing. If the shares are being exchanged between accounts that are not identically registered, the signature on such request must be guaranteed by an eligible guarantor institution as defined by the Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Redemption in Kind

     To the extent consistent with state and federal law, the Funds may make payment of the redemption price either in cash or in kind. However, the Funds have elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of the Funds at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would be readily marketable and valued at the same value assigned to them in computing the net asset value per share of the Funds. A shareholder receiving such securities would incur brokerage costs when he sold the securities.

Account Reinstatement Privilege

     You have a one time privilege of using redemption proceeds from Class A, B, C and M Shares to purchase Class A Shares of any Phoenix Fund or any other Affiliated Phoenix Fund with no sales charge (at net asset value next determined after the request for reinvestment is made). For Federal income tax purposes, a redemption and reinvestment will be treated as a sale and purchase of shares. Special rules may apply in computing the amount of gain or loss in these situations. (See "Dividends, Distributions and Taxes" for information on the Federal income tax treatment of a disposition of shares.) A written request to reinstate your account must be received by the Transfer Agent within 180 days of the redemption, accompanied by payment for the shares (not in excess of the redemption value). Class B shareholders who have had the contingent deferred sales charge waived through participation in the Systematic Withdrawal Program are not eligible to use the Reinstatement Privilege.

Redemption of Small Accounts

     Due to the relatively high cost of maintaining small accounts, the Funds reserve the right to redeem, at net asset value, the shares of any shareholder whose account has a value, due to redemptions, of less than $200. Before the Funds redeem these shares, the shareholder will be given notice that the value of the shares in the account is less than the minimum amount and will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $200.



                      DIVIDENDS, DISTRIBUTIONS AND TAXES


     All dividends and distributions with respect to the shares of any class of any Fund will be payable in shares of such class of the Fund at net asset value or, at the option of the shareholder, in cash. Any shareholder who purchases shares of a Fund prior to the close of business on the record date for a dividend or distribution will be entitled to receive such dividend or distribution. Dividends and distributions (whether received in shares or in cash) are treated either as ordinary income or long-term capital gains for Federal income tax purposes.

     The Balanced Fund and the Convertible Fund each will distribute its net investment income to its shareholders on a quarterly basis and net realized capital gains, if any, to its shareholders on an annual basis.

     The Growth Fund and the Aggressive Growth Fund each will distribute its net investment income semi-annually and net realized capital gains, if any, at least annually.

     The High Yield Fund, and the U.S. Government Securities Fund each will distribute its net investment income to its shareholders on a monthly basis and net realized capital gains, if any, to its shareholders on an annual basis.

     The net income of the Money Market Fund will be declared as dividends daily. Dividends will be invested or distributed in cash monthly. The net income of the Money Market Fund for Saturdays, Sundays and other days on which the New York Stock Exchange is closed will be declared as dividends on the next business day. Each Fund is treated as a separate entity for Federal income tax purposes. Each Fund intends to qualify and elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code") and the Trustees believe that each Fund so qualified for the last taxable year. Because each Fund intends to distribute all of its net investment income and net capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Funds will be required to pay any federal income or excise taxes.

     Distributions, whether received by shareholders in shares or in cash, will be taxable to them as income or capital gains. Distributions of net realized long-term capital gains, if designated as such by a Fund, are taxable to shareholders as long-term capital gains, regardless of how long they have owned shares in the Fund. Shareholders who are not subject to tax on their income will not be required to pay tax on amounts distributed to them. Written notices will be sent to shareholders following the end of each calendar year regarding the tax status of all distributions made during each taxable year.

     The foregoing is only a summary of some of the important tax considerations generally affecting the Funds and their shareholders. Shareholders should consult competent tax advisers regarding specific tax situations.



                            ADDITIONAL INFORMATION
Organization of the Trust

     The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different Funds and different classes of those Funds. Holders of shares of a Fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Fund. Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or Class is required. Regular shareholder meetings are held every third calendar year for the purpose of electing the Trustees. In addition, the Trustees will call a meeting when at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the Shareholders may call the meeting. The Trustees will assist the Shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.


     Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each Fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Fund, and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Fund or class. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.



     Unlike the stockholders of a corporation, there is a possibility that the shareholders of a business trust such as the Trust may be personally liable for debts or claims against the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.


Additional Inquiries

     Inquiries and requests for the Statement of Additional Information, the Annual Report to Shareholders and the Semi-Annual Report to Shareholders should be directed to Equity Planning at (800) 243-4361 or 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

                                   APPENDIX

A-1 and P-1 Commercial Paper Ratings

     The Money Market Fund will only invest in commercial paper which at the date of investment is rated A-1 by Standard & Poor's Corporation or P-1 by Moody's Investors Services, Inc., or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by Standard & Poor's or Aa or higher by Moody's.


     Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Moody's Investors Service, Inc., Corporate Bond Ratings

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.


     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


     Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


     Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



     C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Standard and Poor's Corporation's Corporate Bond Ratings

     AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         BACKUP WITHHOLDING INFORMATION

Step 1. Please make sure that the social security number or taxpayer identification number (TIN) which appears on the Application complies with the following guidelines:

Account Type        Give Social Security Number or Tax Identification Number
      of:

Individual                            Individual
Joint (or Joint Tenant)               Owner who will be paying tax
Uniform Gifts to Minors               Minor
Legal Guardian                        Ward, Minor or Incompetent
Sole Proprietor                       Owner of Business (also provide owner's name)
Trust, Estate, Pension Plan Trust     Trust, Estate, Pension Plan Trust (not personal TIN of fiduciary)
Corporation, Partnership,
Other Organization                    Corporation, Partnership, Other Organization
Broker/Nominee                        Broker/Nominee

Step 2. If you do not have a TIN, you must obtain Form SS-5 (Application for Social Security Number) or Form SS-4 (Application for Employer Identification Number) from your local Social Security or IRS office and apply for one. Write "Applied For" in the space on the application.

Step 3. If you are one of the entities listed below, you are exempt from backup withholding.
       [bullet] A corporation
       [bullet] Financial institution
       [bullet] Section 501(a) exempt organization (IRA, Corporate Retirement
                Plan, 403(b), Keogh)
       [bullet] United States or any agency or instrumentality thereof [bullet] A State, the District of Columbia, a possession of the United
                States, or any subdivision or instrumentality thereof [bullet] International organization or any agency or instrumentality thereof
       [bullet] Registered dealer in securities or commodities registered in the U.S. or a possession of the U.S.
       [bullet] Real estate investment trust
       [bullet] Common trust fund operated by a bank under section 584(a) [bullet] An exempt charitable remainder trust, or a non-exempt trust described in section 4947(a)(1)
       [bullet] Regulated Investment Company

If you are in doubt as to whether you are exempt, please contact the Internal
      Revenue Service.

Step 4. IRS Penalties--If you do not supply us with your TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report interest, dividend or patronage dividend income on your federal income tax return, you will be treated as negligent and subject to an IRS 5% penalty tax on any resulting underpayment of tax unless there is clear and convincing evidence to the contrary. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to a backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.

-----------
This Prospectus sets forth concisely the information about the Phoenix Series Fund (the "Trust") which you should know before investing. Please read it carefully and retain it for future reference.


The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information, dated February 27, 1998. The Statement contains more detailed information about the Trust and is incorporated into this Prospectus by reference. You may obtain a free copy of the Statement by writing the Trust c/o Phoenix Equity Planning Corporation, 100 Bright Meadow, P.O. Box 2200, Enfield, Connecticut 06083-2200.

Financial information relating to the Trust is contained in the Annual Report to Shareholders for the year ended October 31, 1997 and is incorporated into the Statement of Additional Information by reference.


                    [RECYCLE LOGO] Printed on recycled paper using soybean ink

                                  [BACK COVER]

Phoenix Series Fund                                         | BULK RATE MAIL  |
PO Box 2200                                                 |  U.S. POSTAGE   |
Enfield CT 06083-2200                                       |     PAID        |
                                                            | SPRINGFIELD, MA |
                                                            | PERMIT NO. 444  |

[LOGOTYPE] PHOENIX
           DUFF & PHELPS




















PDP 393 (2/98)

                              PHOENIX SERIES FUND
                               101 Munson Street
                        Greenfield, Massachusetts 01301


                      Statement of Additional Information

                               February 27, 1998

     This Statement of Additional Information is not the Prospectus but expands upon and supplements the information contained in the current Prospectus of Phoenix Series Fund (the "Trust"), dated February 27, 1998 and should be read in conjunction with it. The Trust's Prospectus may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 243-4361, or by writing to Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.





                               TABLE OF CONTENTS*


                                                                          PAGE
INVESTMENT POLICIES .....................................................    1
INVESTMENT RESTRICTIONS   ...............................................    7
PERFORMANCE INFORMATION   ...............................................    8
PERFORMANCE COMPARISONS   ...............................................   10
PORTFOLIO TURNOVER  .....................................................   10
PORTFOLIO TRANSACTIONS AND BROKERAGE  ...................................   10
THE INVESTMENT ADVISER ..................................................   11
NET ASSET VALUE  ........................................................   13
HOW TO BUY SHARES   .....................................................   14
ALTERNATIVE PURCHASE ARRANGEMENTS  ......................................   14
 Purchases of Shares of the Money Market Fund  ..........................   15
INVESTOR ACCOUNT SERVICES ...............................................   15
HOW TO REDEEM SHARES   ..................................................   16
TAX-SHELTERED RETIREMENT PLANS  .........................................   17
DIVIDENDS, DISTRIBUTIONS AND TAXES ......................................   17
THE DISTRIBUTOR AND DISTRIBUTION PLANS   ................................   18
MANAGEMENT OF THE TRUST   ...............................................   20
OTHER INFORMATION   .....................................................   28



                        Customer Service: (800) 243-1574
                       Sales Information: (800) 243-4361
                        Telephone Orders: (800) 367-5877
                 Telecommunication Device TTY: (800) 243-1926







PDP427B (2/98)

                              INVESTMENT POLICIES


     The investment objectives and policies of each Fund are described in the "Investment Objectives and Policies" section of the Prospectus. The following specific policies supplement the information contained in that section of the Prospectus.

     Money Market Instruments. Certain money market instruments used extensively by the Money Market Fund, and to a lesser extent by the other Funds, are described below.

     Repurchase Agreements. Repurchase Agreements are agreements by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the Investment Company Act of 1940, a recognized securities dealer) that the seller will repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security.


     A repurchase transaction is usually accomplished either by crediting the amount of securities purchased to the account of the custodian of the Trust maintained in a central depository of book-entry system or by physical delivery of the securities to the Trust's custodian in return for delivery of the purchase price to the seller. Repurchase transactions are intended to be short-term transactions with the seller repurchasing the securities, usually within seven days.


     Even though repurchase transactions usually do not impose market risks on the purchasing Fund, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the Fund might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value.


     Certificates of Deposit. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

     Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

     Banker's Acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

     Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

     Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

     U.S. Government Obligations. Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years, and Treasury bonds generally have maturities of greater than ten years.

     Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Government; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. The U.S. Government Securities Series will invest primarily in securities which are supported by the full faith and credit of the U.S. Government.


     Securities and Index Options. All Funds, except the Money Market Fund and U.S. Government Securities Fund, may write covered call options and purchase call and put options. Options and the related risks are summarized below.

     Writing and Purchasing Options. The exercise price of a call option written by a Fund may be below, equal to or above the current market value of the underlying security or securities index at the time the option is written. Call options written by a Fund normally will have expiration dates between three and nine months from the date written. During the option period a Fund may be assigned an exercise notice by the broker-dealer through which the call option was sold, requiring the Fund to deliver the underlying security (or cash in the case of securities index calls) against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time as the Fund effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the Fund has received an exercise notice.


     A multiplier for an index option performs a function similar to the unit of trading for an option on an individual security. It determines the total dollar value per contract of each point between the exercise price of the option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

     Securities indices for which options are currently traded include the Standard & Poor's 100 and 500 Composite Stock Price Indices, Computer/Business Equipment Index, Major Market Index, Amex Market Value Index, Computer Technology Index, Oil and Gas Index, NYSE Options Index, Gaming/Hotel Index, Telephone Index, Transportation Index, Technology Index, and Gold/ Silver Index. A Fund may write call options and purchase call and put options on any other indices traded on a recognized exchange.


     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option written by a Fund, to prevent an underlying security from being called, or to enable a Fund to write another call option with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. If a call option written by a Fund expires unexercised, a Fund will realize a gain in the amount of the premium on the option less the commission paid.

     The option activities of a Fund may increase its portfolio turnover rate and the amount of brokerage commissions paid. A Fund will pay a commission each time it purchases or sells a security in connection with the exercise of an option. These commissions may be higher than those which would apply to purchases and sales of securities directly.

     Limitations on Options. A Fund may write call options only if they are covered and if they remain covered so long as a Fund is obligated as a writer. If a Fund writes a call option on an individual security, a Fund will own the underlying security at all times during the option period. A Fund will write call options on indices only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts. Call options on securities indices written by a Fund will be "covered" by identifying the specific portfolio securities being hedged.

     To secure the obligation to deliver the underlying security, the writer of a covered call option on an individual security is required to deposit the underlying security or other assets in escrow with the broker in accordance with clearing corporation and exchange rules. In the case of an index call option written by a Fund, a Fund will be required to deposit qualified securities. A "qualified security" is a security against which a Fund has not written a call option and which has not been hedged by a Fund by the sale of a financial futures contract. If at the close of business on any day the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts, a Fund will deposit an amount of cash or liquid assets equal in value to the difference. In addition, when a Fund writes a call on an index which is "in-the-money" at the time the call is written, a Fund will segregate with its custodian bank cash or liquid assets equal in value to the amount by which the call is "in-the-money" times the multiplier times the number of contracts. Any amount segregated may be applied to a Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts.

     A Fund may invest up to 2% of its total assets in exchange-traded call and put options. A Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale of a call option or a put option would result in a net gain or loss, depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid.

     In connection with a Fund qualifying as a regulated investment company under the Internal Revenue Code, other restrictions on a Fund's ability to enter into option transactions may apply from time to time. See "Dividends, Distributions and Taxes."


     Risks Relating to Options. During the option period, the writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.


     The risk of purchasing a call option or a put option is that a Fund may lose the premium it paid plus transaction costs. If a Fund does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

     An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Fund will write and purchase options only when the Adviser believes that a liquid secondary market will exist for options of the same series, there can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that a Fund if it so desires, can close out its position by effecting a closing transaction. If the writer of a covered call option is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call writer may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so.

     Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders.


     Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Adviser believes that the position limits established by the exchanges will not have any adverse impact upon a Fund or all of the Funds, in the aggregate.

     Risks of Options on Indices. Because the value of an index option depends upon movements in the level of the index rather than movements in the price of a particular security, whether a Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of an individual security. Accordingly, successful use by a Fund of options on indices will be subject to the Adviser's ability to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

     Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, a Fund would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses to a Fund. However, it is the Trust's policy to write or purchase options only on indices which include a sufficient number of securities so that the likelihood of a trading halt in the index is minimized.

     Because the exercise of an index option is settled in cash, an index call writer cannot determine the amount of its settlement obligation in advance and, unlike call writing on portfolio securities, cannot provide in advance for its potential settlement obligation by holding the underlying securities. Consequently, a Fund will write call options on indices only subject to the limitations described above.

     Price movements in securities in a Fund's portfolio will not correlate perfectly with movements in the level of the index and, therefore, a Fund bears the risk that the price of the securities held by the Fund may not increase as much as the level of the index. In this event, the Fund would bear a loss on the call which would not be completely offset by movements in the prices of a Fund's portfolio securities. It is also possible that the index may rise when the value of a Fund's portfolio securities does not. If this occurred, the Fund would experience a loss on the call which would not be offset by an increase in the value of its portfolio and might also experience a loss in the market value of portfolio securities.

     Unless a Fund has other liquid assets which are sufficient to satisfy the exercise of a call on an index, a Fund will be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if a Fund fails to anticipate an exercise, it may have to borrow from a bank (in an amount not exceeding 10% of a Fund's total assets) pending settlement of the sale of securities in its portfolio and pay interest on such borrowing.

     When a Fund has written a call on an index, there is also a risk that the market may decline between the time a Fund has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time a Fund is able to sell securities in its portfolio. As with options on portfolio securities, a Fund will not learn that a call has been exercised until the day following the exercise date but, unlike a call on a portfolio security where a Fund would be able to deliver the underlying security in settlement, a Fund may have to sell part of its portfolio securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

     If a Fund exercises a put option on an index which it has purchased before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall "out-of-the-money" a Fund will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

     Financial Futures Contracts and Related Options. All of the Funds except the Money Market Fund and the U.S. Government Securities Fund may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities or securities which it intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges, long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in a Fund's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which a Fund may wish to purchase in the future by purchasing futures contracts.

     A Fund may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

     In contrast to the situation when a Fund purchases or sells a security, no security is delivered or received by a Fund upon the purchase or sale of a financial futures contract. Initially, a Fund will be required to deposit in a pledged account with its custodian bank any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.



     The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.


     Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.



     A Fund will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.


     Limitations on Futures Contracts and Related Options. A Fund may not engage in transactions in financial futures contracts or related options for speculative purposes but only as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase. A Fund may not purchase or sell financial futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on a Fund's existing futures and related options positions and the premiums paid for related options would exceed 2% of the market value of a Fund's total assets after taking into account unrealized profits and losses on any such contracts. At the time of purchase of a futures contract or a call option on a futures contract, any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto will be deposited in a pledged account with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.


     The extent to which a Fund may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code of 1986 for qualification as a regulated investment company. See "Dividends, Distributions and Taxes."


     Risks Relating to Futures Contracts and Related Options. Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements a Fund would continue to be required to make daily margin payments. In this situation, if a Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities to meet its margin obligations at a time when it may be disadvantageous to do so. In addition, a Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on a Fund's ability to hedge its portfolio effectively.

     There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also limit a hedger's opportunity to benefit fully from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause a Fund to incur additional brokerage commissions and may cause an increase in a Fund's portfolio turnover rate.

     The successful use of futures contracts and related options also depends on the ability of the Adviser to forecast correctly the direction and extent of market movements, interest rates and other market factors within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Fund or such prices move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction which is not offset by an increase in the value of its portfolio securities. Options and futures may also fail as a hedging technique in cases where the movements of the securities underlying the options and futures do not follow the price movements of the hedged portfolio securities. As a result, a Fund's total return for the period may be less than if it had not engaged in the hedging transaction.

     Utilization of futures contracts by a Fund involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Fund will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, a Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if a Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, a Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

     The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions because such action would reduce the liquidity of the futures market. In addition, from the point of view of speculators, because the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.

     Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

     Leverage. The Trust may from time to time increase the Convertible Fund's ownership or the Aggressive Growth Fund's ownership of securities holdings above the amounts otherwise possible by borrowing from banks at fixed amounts of interest and investing the borrowed funds. The Trust will borrow only from banks, and only if immediately after such borrowing the value of the assets of a Fund (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed for investment purposes. The effect of this provision is to permit the Trust to borrow up to 25% of the total assets of a Fund, including the proceeds of any such borrowings. However, the amount of the borrowings will be dependent upon the availability and cost of credit from time to time. If, due to market fluctuations or other reasons, the value of such Fund's assets computed as provided above becomes at any time less than three times the amount of the borrowings for investment purposes, the Trust, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.

     Interest on money borrowed will be an expense of the Fund with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of such Fund is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial.

     Bank borrowings for investment purposes must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Fund with respect to which the borrowing has been made.

     Any investment gains made with the additional monies borrowed in excess of interest paid will cause the net asset value of a Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the monies borrowed) to the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case.

     Foreign Securities. Each of the Funds, except the Money Market Fund and the U.S. Government Securities Fund may purchase foreign securities, including those issued by foreign branches of U.S. banks. In any event, such investments in foreign securities will be limited to 25% of the total net asset value of the Balanced Fund, Convertible Fund and Growth Fund. The Aggressive Growth Fund may invest up to 10% of its total net asset value in foreign securities and the High Yield Fund may invest up to 35% of its total net asset value in foreign securities. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issues. These considerations include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under foreign securities markets, the impact of political, social or diplomatic developments, difficulties in invoking legal process abroad and the difficulty of assessing economic trends in foreign countries.


     The Trust may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Trust's foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

     Mortgage-Backed Securities. Securities issued by Government National Mortgage Association ("GNMA") are, and securities issued by Federal National Mortgage Association ("FNMA") include, mortgage-backed securities representing part ownership of a pool of mortgage loans.

     In the case of GNMA, the mortgages are insured by the Federal Housing Administration or Farmers' Home Administration or guaranteed by the Veteran's Administration. In the case of FNMA, the mortgages are not insured by an agency of the U.S. Government.

     The prices of mortgage-backed securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Mortgage-backed securities issued by GNMA and FNMA currently offer yields which are higher than those available on other securities of the U.S. Government and its agencies and instrumentalities, but may be less effective than these other securities as a means of "locking in" attractive long-term interest rates. This is a result of the need to reinvest prepayment of principal and the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. As a result, these securities have less potential for capital appreciation during periods of declining interest rates than other investments of comparable risk of decline in value during periods of rising rates.


     Lower Rated Convertible Securities. Convertible securities which are not rated in the four highest categories, in which the Convertible Fund may invest, are predominantly speculative with respect to the issuer's capacity to repay principal and interest and may include issues on which the issuer defaults.

     Nonpublicly Offered Debt Securities. The High Yield Fund may purchase securities which cannot be sold in the public market without first being registered with the Securities and Exchange Commission ("SEC") provided that the Adviser has determined that such securities meet prescribed standards for being considered as "liquid" securities. See "Investment Restrictions." Liquid restricted securities may offer higher yields than comparable publicly traded securities. Such securities ordinarily can be sold by the Trust in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under governing law. Private sales of such securities may involve significant delays and expense. Private sales often require negotiation with one or more purchasers and may produce less favorable prices than the sale of similar unrestricted securities. Public sales of previously restricted securities generally involve the time and expense of the preparation and processing of a registration statement (and the possible decline in value of the securities during such period) and may involve the payment of underwriting commissions. In some instances, the Trust may have to bear certain costs of registration in order to sell such shares publicly.

     Deferred Coupon Debt Securities. The High Yield Fund may invest in debt obligations that do not make any interest payments for a specified period of time prior to maturity ("deferred coupon" obligations). Because the deferred coupon bonds do not make interest payments for a certain period of time, they are purchased by the Fund at a deep discount and their value fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments. The degree of fluctuation with interest rate changes is greater when the deferred period is longer. Therefore, there is a risk that the value of the Fund shares may decline more as a result of an increase in interest rates than would be the case if the Fund did not invest in deferred coupon bonds.

     Lending Portfolio Securities. In order to increase its return on investments, the Trust may make loans of the portfolio securities of any Fund, as long as the market value of the loaned securities does not exceed 25% of the value of that Fund's total assets. Loans of portfolio securities will always be fully collateralized at no less than 100% of the market value of the loaned securities (as marked to market daily) and made only to borrowers considered to be creditworthy. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially.

     Loan Participations. The High Yield Fund may invest up to 5% of its net assets, determined at the time of investment, in loan participations. A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of the borrower's principal and interest payments. Loan participations of the type in which the Fund may invest include interests in both secured and unsecured corporate loans. In the event that a corporate borrower failed to pay its scheduled interest or principal payments on participations held by the Fund, the market value of the affected participation would decline, resulting in a loss of value of such investment to the Fund. Accordingly, such participations are speculative and may result in the income level and net assets of the Fund being reduced. Moreover, loan participation agreements generally limit the right of a participant to resell its interest in the loan to a third party and, as a result, loan participations will be deemed by the Trust to be illiquid investments.



                            INVESTMENT RESTRICTIONS


     The Trust's fundamental policies as they affect any Fund cannot be changed without the approval vote of a majority of the outstanding shares of such Fund, which is the lesser of (i) 67% or more of the voting securities of such Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of such Fund. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon with respect to any Fund if a majority of the outstanding voting securities of that Fund votes for the approval of the proposal as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding securities of any other Fund affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Trust.

     The following investment restrictions are fundamental policies of the Trust with respect to all Funds and may not be changed except as described above. The Trust may not:


     1. Purchase for any Fund securities of any issuer, other than obligations issued or guaranteed as to principal and interest by the United States Government or its agencies or instrumentalities, if immediately thereafter (i) more than 5% of such Fund's total assets (taken at market value) would be invested in the securities of such issuer or (ii) more than 10% of the outstanding securities of any class of such issuer would be held by such Fund or by all Funds of the Trust in the aggregate.


     2. Concentrate the portfolio investments of any Fund in any one industry. To comply with this restriction, no security may be purchased for a Fund if such purchase would cause the value of the aggregate investment of such Fund in any one industry to exceed 25% of that Fund's total assets (taken at market value). However, the Money Market Fund may invest more than 25% of its assets in the domestic banking industry.



     3. Act as securities underwriter except as it technically may be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.


     4. Purchase securities on margin, but it may obtain short-term credit as may be necessary for the clearance of purchases and sales of securities.


 5. Make short sales of securities or maintain a short position.



     6. Make cash loans, except that the Trust may (i) purchase bonds, notes, debentures or similar obligations which are customarily purchased by institutional investors whether publicly distributed or not, and (ii) enter into repurchase agreements, provided that no more than 10% of any Fund's net assets (taken at market value) may be subject to repurchase agreements maturing in more than seven days.


     7. Make securities loans, except that the Trust may make loans of the portfolio securities of any Fund, provided that the market value of the securities subject to any such loans does not exceed 25% of the value of the total assets (taken at market value) of such Fund.


     8. Make investments in real estate or commodities or commodity contracts, although (i) the Trust may purchase securities of issuers which deal in real estate or commodities and may purchase securities which are secured by interests in real estate, specifically, securities issued by real estate investment trusts and (ii) any Fund (excluding the Money Market Fund and the U.S. Government Securities Fund) may engage in transactions in financial futures contracts and related options, provided that the sum of the initial margin deposits on such Fund's existing futures positions and the premiums paid for related options would not exceed in the aggregate 2% of such Fund's total assets.

     9. Invest in oil, gas or other mineral exploration or development programs, although the Trust may purchase securities of issuers which engage in whole or in part in such activities.



     10. Invest in puts, calls, straddles and any combination thereof, except that any Fund (excluding the Money Market Fund and the U.S. Government Securities Fund) may (i) write (sell) exchange-traded covered call options on portfolio securities and on securities indices and engage in related closing purchase transactions and (ii) invest up to 2% of its total assets in exchange-traded call and put options on securities and securities indices.



 11. Purchase securities of companies for the purpose of exercising management or control.


 12. Participate in a joint or joint and several trading account in securities.



     13. Purchase securities of any other investment company except in the open market at customary brokers' commission rates or as a part of a plan of merger or consolidation.



     14. Purchase for any Fund securities of any issuer which together with predecessors has a record of less than three years' continuous operation, if as a result more than 5% of the total net assets (taken at market value) of such Fund would then be invested in such securities.



     15. Purchase or retain securities of any issuer if any officer or Trustee of the Trust, or officer or director of its investment adviser, owns beneficially more than 1/2 of 1% of the outstanding securities or shares, or both, of such issuer and all such persons owning more than 1/2 of 1% of such securities or shares together own beneficially more than 5% of such securities or shares.



     16. Borrow money, except that the Trust may (i) borrow money for any Fund for temporary administrative purposes provided that any such borrowing does not exceed 10% of the value of the total assets (taken at market value) of such Fund and (ii) borrow money for any Fund for investment purposes, provided that any such borrowing for investment purposes with respect to any such Fund is (a) authorized by the Trustees prior to any public distribution of the shares of such Fund or is authorized by the shareholders of such Fund thereafter, (b) is limited to 25% of the value of the total assets (taken at market value and including any borrowings) of such Fund, and (c) is subject to an agreement by the lender that any recourse is limited to the assets of that Fund with respect to which the borrowing has been made. With the exception of the Convertible Fund and the Aggressive Growth Fund, no Fund may invest in portfolio securities while the amount of borrowing of the Fund exceeds 5% of the total assets of such Fund. Borrowing for investment purposes has not been authorized for any Fund (except the Convertible Fund and the Aggressive Growth Fund) whose shares are offered by the Trust.


     17. Pledge, mortgage or hypothecate the assets of any Fund to an extent greater than 10% of the total assets (taken at market value) of such Fund to secure borrowings made pursuant to the provisions of item 16 above.



     18. Issue senior securities as defined in the Investment Company Act of 1940, except to the extent that it is permissible to (a) borrow monthly from banks pursuant to the Trust's investment restrictions regarding the borrowing of money, and (b) enter into transactions involving forward foreign currency contracts, foreign currency contracts and options thereon, as described in the Trust's Prospectus and this Statement of Additional Information.



     The Trust may purchase illiquid securities including repurchase agreements providing for settlement more than seven days after notice and restricted securities (securities that must be registered with the Securities and Exchange Commission before they can be sold to the public) deemed to be illiquid provided such securities will not constitute more than 15% (or 10% in the case of the Money Market Fund) of each Fund's net assets. The Board of Trustees, or the Adviser acting at its direction, values these securities, taking into consideration quotations available from broker-dealers and pricing services and other information deemed relevant.



     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation of the restrictions.


                            PERFORMANCE INFORMATION



     Performance information for each Fund (and Class of a Fund) may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as yield and effective yield of the Money Market Fund, as yield of the other Funds offered, or any Class of such Fund, and as total return of any Fund or Class thereof. The current yield for the Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions for expenses during the period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Fund (and each Class of such Fund) assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:


     Effective Yield = [(Base Period Return) + 1) (365/7)] -1


     For the 7-day period ending October 31, 1997, the yield of the Class A Shares of the Money Market Fund was 4.79% and the effective yield of the Class A Shares of this Fund was 4.89%.


     Quotations of yield for the High Yield, Convertible, U.S. Government Securities and Balanced Funds will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses (including pro rata Trust expenses and expenses applicable to each particular Fund or Class of a Fund) accrued during the period ("net investment income"), and are computed by dividing net investment income by the value of a share of the Fund or Class on the last day of the period, according to the following formula:


     YIELD = 2[((a-b))+ 1)(6) -1]
                (cd)


     where a = dividends and interest earned during the period by the Fund, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.



     For the period ended October 31, 1997, the yield of the Class A Shares of the Funds were as follows: 8.95% for the High Yield Fund; 1.35% for the Convertible Fund; 4.89% for the U.S. Government Securities Fund; and 2.40% for the Balanced Fund. For the same period, the yield of the Class B Shares of the Funds were as follows: High Yield 8.63%; Convertible 0.65%; U.S. Government 4.38%; and Balanced 1.77%.


     As summarized in the Prospectus under the heading "Performance History," total return is a measure of the change in value of an investment in a Fund, or Class thereof, over the period covered. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund or a Class of a Fund; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares of a class owned at the end of the period by the net asset value on the last trading day of the period; (3) assuming maximum sales charge deducted and reinvestment of all dividends at net asset value and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or the time period during which the registration statement including the Fund was in effect if a Fund has not been in existence for at least ten years.


     The manner in which total return will be calculated for public use is described above. The following table summarizes the calculation of total return for each Fund, where applicable, through October 31, 1997.


              AVERAGE ANNUAL TOTAL RETURN AS OF OCTOBER 31, 1997





                                                           PERIODS ENDED
                                         -------------------------------------------------
                                                                            10 YEAR OR
                 FUND                    1 YEAR           5 YEAR         SINCE INCEPTION*
--------------------------------------   -----------   ---------------   -----------------
BALANCED (CLASS A)                          12.41%           9.12%             10.71%
BALANCED (CLASS B)                          13.13%           N/A               12.60%
CONVERTIBLE (CLASS A)                       11.82%           9.44%             10.02%
CONVERTIBLE (CLASS B)                       12.49%           N/A               11.67%
GROWTH (CLASS A)                            18.88%          13.39%             13.40%
GROWTH (CLASS B)                            19.89%           N/A               19.53%
AGGRESSIVE GROWTH (CLASS A)                 13.98%          15.75%             12.82%
AGGRESSIVE GROWTH (CLASS B)                 14.70%           N/A               20.95%
HIGH YIELD (CLASS A)                         9.57%          10.89%             10.75%
HIGH YIELD (CLASS B)                        10.18%           N/A                7.74%
U.S. GOVERNMENT SECURITIES (CLASS A)         2.75%           5.37%              7.56%
U.S. GOVERNMENT SECURITIES (CLASS B)         2.94%           N/A                4.84%

* Since inception, July 15, 1994 for Class B Balanced, Convertible and Growth; July 21, 1994 for Class B Aggressive Growth; February 16, 1994 for Class B High Yield; and February 24, 1994 for U.S. Government Class B.

NOTE: Average annual total return assumes a hypothetical initial payment of $1,000. At the end of each period, a total redemption is assumed. The ending redeemable value is divided by the original investment to calculate total return.


     Performance information for any Fund or Class reflects only the performance of a hypothetical investment in the Fund or Class during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the particular Fund, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.



                            PERFORMANCE COMPARISONS


     Each Fund or Class of a Fund may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and rating services such as Morningstar, Inc. Additionally, a Fund or Class of a Fund may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard and Poors The Outlook, and Personal Investor. A Fund may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Fund or the Class of a Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index. The S&P 500 is a commonly quoted measure of stock market performance and represents common stocks of companies of varying sizes segmented across 90 different industries which are listed on the New York Stock Exchange, the American Stock Exchange and traded over the NASDAQ National Market System.

     Advertisements, sales literature, and other communications may contain information about the Adviser's current investment strategies and management style. Current strategies and style may change to allow the Trust to respond quickly to changing market and economic conditions. From time to time the Trust may include specific portfolio holdings or industries. To illustrate components of overall performance, the Trust may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of the Trust's portfolio; or compare the Trust's equity or bond return figure to well-known indices of market performance, including but not limited to: the S&P 500 Index, Dow Jones Industrial Average, Russell 2000 Growth Index, Salomon Brothers 90-Day Treasury Bill Index, CS First Boston High Yield Index and Salomon Brothers Corporate Bond and Government Bond Indices.



                              PORTFOLIO TURNOVER


     Each Fund has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Funds' securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Fund's shares and by requirements which enable the Trust to receive certain favorable tax treatment (see "Taxes"). Historical annual rates of portfolio turnover for all Funds except the Money Market Fund (which for this purpose does not calculate a portfolio turnover rate) are set forth in the prospectus, a copy of which must precede or accompany this Statement of Additional Information.

Balanced Fund

     In the fiscal years ended October 31, 1996 and October 31, 1997, the turnover rates for the equity portion of the Balanced Fund were 170% and 193%, respectively. The turnover rates for the fixed income securities were 229% and 225%, respectively for the same periods.



                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     In effecting portfolio transactions for the Trust, the Adviser adheres to the Trust's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services" as defined herein. The Adviser may cause the Trust to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or that any offset of direct expenses of a Fund yields the best net price. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities; furnishing analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Trust or to the Adviser are considered to be in addition to and not in lieu of services required to be performed by the Adviser under its contract with the Trust and may benefit both the Trust and other clients of the Adviser. Conversely, brokerage and research services provided by brokers to other clients of the Adviser may benefit the Trust.


     If the securities in which a particular Fund of the Trust invests are traded primarily in the over-the-counter market, where possible the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commission or transfer taxes. In addition, transactions effected on foreign securities exchanges which do not permit the negotiation of brokerage commissions and where the Adviser would, under the circumstances, seek to obtain best price and execution on orders for the Trust.



     The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Trust (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions paid by the Trust. Some portfolio transactions are, subject to the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Trust.



     The Trust has adopted a policy and procedures governing the execution of aggregated advisory client orders ("bunching procedures") in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, the Adviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is inconsistent with its duty to seek best execution (which shall include the duty to seek best price) for the Trust. No advisory account of the Adviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Adviser in that security on a given business day, with all transaction costs shared pro rata based on the Trust's participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Adviser's accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the Adviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the Adviser's compliance officer as soon as practicable after the opening of the markets on the trading day following the day on which the order is executed. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Trustees will annually review these procedures or as frequently as shall appear appropriate.


     For the fiscal years ended October 31, 1995, 1996 and 1997, brokerage commissions paid by the Trust on portfolio transactions totaled $10,324,000, $9,322,374 and $13,168,358 respectively. Brokerage commissions of $8,318,038 paid during the fiscal year ended October 31, 1997, were paid on portfolio transactions aggregating $8,226,419,731 executed by brokers who provided research and other statistical and factual information. None of such commissions was paid to a broker who was an affiliated person of the Trust or an affiliated person of such a person or, to the knowledge of the Trust, to a broker an affiliated person of which was an affiliated person of the Trust, its adviser or its national distributor.



                            THE INVESTMENT ADVISER


     The offices of the Adviser, Phoenix Investment Counsel, Inc., are located at 56 Prospect Street, Hartford, Connecticut 06115. Philip R. McLoughlin, a Trustee and officer of the Trust, is a director of the Adviser. All other executive officers of the Trust are officers of the Adviser.



     All of the outstanding stock of the Adviser is owned by Phoenix Equity Planning Corporation ("Equity Planning"), a subsidiary of Phoenix Duff & Phelps Corporation. Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") owns a controlling interest in Phoenix Duff & Phelps Corporation. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. Equity Planning, the Distributor of the Trust's shares, also performs bookkeeping, pricing, and administrative services for the Trust. (See "The Distributor and Distribution Plans"). Equity Planning is registered as a broker-dealer in fifty states. The principal office of Phoenix Home Life is located at One American Row, Hartford, Connecticut 06115. The principal office of Equity Planning is located at 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200.

     All costs and expenses (other than those specifically referred to as being borne by the Adviser) incurred in the operation of the Trust are borne by the Trust. Each Fund pays expenses incurred in its own operation and also pays a portion of the Trust's general administration expenses allocated on the basis of the asset size of the respective Fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more fairly made. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Trust and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not fulltime employees of the Adviser or any of its affiliates, expenses of Trustees' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, expenses of issue and sale of shares (to the extent not borne by Equity Planning under its agreement with the Trust), expenses of printing and mailing stock certificates representing shares of the Trust, association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, bookkeeping, auditing, and legal expenses. The Trust will also pay the fees and bear the expense of registering and maintaining the registration of the Trust and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.


     The investment advisory agreement provides that the Adviser shall not be liable to the Trust or to any shareholder of the Trust for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder of the Trust in connection with the matters to which the investment advisory agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Adviser in the performance of its duties thereunder.

     As full compensation for the services and facilities furnished to the Trust, the Adviser is entitled to a fee, payable monthly, as described in the Prospectus. There is no assurance that the Trust will reach net asset levels high enough to realize reductions in the rates of the advisory fees.


     The Adviser has agreed to reimburse the Trust for the amount, if any, by which the total operating and management expenses of any Fund (including the Adviser's compensation, but excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) for any fiscal year exceed the level of expenses which such Fund is permitted to bear under the most restrictive expense limitation imposed on mutual funds by any state in which shares of such Fund are then qualified for sale. Present expense limitations, to the knowledge of the Trust, require that the Adviser reimburse the Trust, to the extent of the compensation received by it from the Trust, for the amount, if any, by which total operating and management expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) of any Fund in any fiscal year exceed 2.5% of the first $30,000,000, 2% of the next $70,000,000 and 1.5% of any excess over $100,000,000 of such Fund's average net asset value for such fiscal year. In the event legislation were to be adopted in each state so as to eliminate this restriction, the Trust would take such action necessary to eliminate this expense limitation.

     The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Fund to the extent that operating expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.85% and 1.60% of average daily net asset values for Class A Shares and Class B Shares, respectively. Such reimbursement will be made monthly.

     The agreement continues in force from year to year for all Funds, provided that, with respect to each Fund, the agreement must be approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Funds. In addition, and in either event, the terms of the agreement and any renewal thereof must be approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons (as that term is defined in the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, either by the Trust or by the Adviser, on sixty (60) days written notice. The investment advisory agreement provides that upon termination of the agreement, or at the request of the Adviser, the Trust will eliminate all reference to Phoenix from its name, and will not thereafter transact business in a name using the word Phoenix.

     For services to the Trust during the fiscal years ended October 31, 1995, 1996, and 1997, the Adviser received fees of $34,684,220, $35,372,083 and
$34,413,328 respectively under the investment advisory agreements in effect. Of these totals, the Adviser received fees from each Fund as follows:





                              1995            1996            1997
                           -------------   -------------   ------------
Growth Fund                $14,508,081     $15,914,996      $16,439,785
Aggressive Growth Fund       1,052,902       1,537,430        1,735,384

                            1995           1996          1997
                         ------------   ------------   ----------
High Yield Fund            3,336,889      3,366,120    3,713,370
U.S. Government Fund       1,137,873      1,016,243      885,257
Convertible Fund           1,438,064      1,444,901    1,361,661
Balanced Fund             12,384,575     11,281,357    9,489,765
Money Market Fund            825,836        811,036      788,106



     For the fiscal years ended October 31, 1995, 1996 and 1997, the Adviser was not reimbursed for any expenses incurred in providing services which would otherwise have been provided at the expense of the Trust.



                                NET ASSET VALUE



     The net asset value per share of each Fund is determined as of the close of trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The Exchange will be closed on the following observed national holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Trust does not price securities on weekends or United States national holidays, the net asset value of a Fund's foreign assets may be significantly affected on days when the investor has no access to the Trust. The net asset value per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.


     A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any Fund which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Fund. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Fund has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.


Money Market Fund

     The assets of the Money Market Fund are valued on the basis of amortized cost absent extraordinary or unusual market conditions. Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter the value of a security is increased or decreased incrementally each day so that at maturity any purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the Money Market Fund securities may at times be more or less than their market value. By using amortized cost valuation, the Money Market Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.


     The yield on a shareholder's investment may be more or less than that which would be recognized if the Fund's net asset value per share was not constant and was permitted to fluctuate with the market value of the Fund's portfolio securities. However, as a result of the following procedures, it is believed that any difference will normally be minimal. The deviation is monitored periodically by comparing the Fund's net asset value per share as determined by using available market quotations with its net asset value per share as determined through the use of the amortized cost method of valuation. The Adviser makes such comparisons at least weekly and will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1%, the Trustees will consider what action, if any, should be initiated to provide fair valuation of the Fund's portfolio securities and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, withholding dividends or utilizing a net asset value per share as determined by using available market quotations. Furthermore, the assets of the Fund will not be invested in any security with a maturity of greater than 397 days, and the average weighted maturity of its portfolio will not exceed 90 days. Portfolio investments will be limited to U.S. dollar-denominated securities which present minimal credit risks and are of high quality as determined either by a major rating service or, if not rated, by the Trustees.

                               HOW TO BUY SHARES

     The minimum initial investment is $500 and the minimum subsequent investment is $25. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan, a bank draft investing program administered by the Distributor, or pursuant to the Systematic Exchange privilege or for an individual retirement account (IRA). In addition, there are no subsequent investment minimum amounts in connection with the reinvestment of dividend or capital gain distributions. Completed applications for the purchase of shares should be mailed to: Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

     The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.


                       ALTERNATIVE PURCHASE ARRANGEMENTS

     Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which (except Class A Shares of the Money Market Fund), at the election of the purchaser, may be imposed either
(i) at the time of the purchase (the "initial sales charge alternative") or
(ii) on a contingent deferred basis (the "deferred sales charge alternative"). Orders received by dealers prior to the close of trading on the New York Stock Exchange are confirmed at the offering price effective at that time, provided the order is received by the Distributor prior to its close of business.

     The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated continuing distribution services fee and contingent deferred sales charges on Class B or C Shares would be less than the initial sales charge and accumulated distribution services fee on Class A or M Shares purchased at the same time. Note, only the High Yield Fund offers Class C and Class M Shares.

     Dividends paid by the Fund, if any, with respect to each Class of Shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution services fee and any incremental transfer agency costs relating to each Class of Shares will be borne exclusively by that class. See "Dividends, Distributions and Taxes."

Class A Shares

     Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed. Class A Shares are subject to an ongoing distribution services fee at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges. See the Funds' current Prospectus for additional information.

Class B Shares

     Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within five years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. See the Funds' current Prospectus for additional information.

     Class B Shares are subject to an ongoing distribution and services fee at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to the Class B Shares. Class B Shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution and services fee paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares will automatically convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted, in the circumstances and subject to the qualifications described in the Funds' Prospectus. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the adviser and the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution related expenses.

     Class B Shares include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending eight years after the end of the month in which the shares were issued. At the end of this period, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution and services fee. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge.

     For purposes of conversion to Class A Shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class

B Shares in the shareholder's Fund account (other than those in the sub-account) convert to Class A, an equal pro rata portion of the Class B Share dividends in the sub-account will also convert to Class A Shares.


Class C Shares--High Yield Fund Only

     Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to an ongoing distribution and services fee at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to Class C Shares. See the Funds' current Prospectus for more information.


Class M Shares--High Yield Fund Only

     Class M Shares incur a sales charge at the time of purchase but are not subject to any sales charge when redeemed. Certain purchases of Class M Shares may qualify for reduced initial sales charges as described in the Funds' Prospectus. Class M Shares are subject to an ongoing distribution and services fee at an aggregate annual rate of up to 0.50% of the Fund's aggregate average daily net assets attributable to Class M Shares.


Purchases of Shares of the Money Market Fund

     The minimum initial investment and the minimum subsequent investment for the purchase of shares of the Money Market Fund is set forth in the Prospectus. Shares of the Money Market Fund are sold through registered representatives of Equity Planning or through brokers or dealers with whom Equity Planning has sales agreements. (See "Distribution Plans"). Initial purchases of shares may also be made by mail by completing an application and mailing it directly to Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. Subsequent purchases should be sent to State Street Bank and Trust Company. An investment is accepted when funds are credited to the purchaser. Investments are credited not later than the second business day after receipt by the Trust of checks drawn on U.S. banks payable in U.S. funds. Shares purchased begin earning dividends the day after funds are credited. Certified checks are not necessary.


                           INVESTOR ACCOUNT SERVICES

     The Funds offer combination purchase privileges, letters of intent, accumulation plans, withdrawal plans and reinvestment and exchange privileges as described in the Funds' current Prospectus. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to Shareholder Services at (800) 243-1574.

     Exchanges. Under certain circumstances, shares of any Phoenix Fund (except Class A Shares of the Money Market Fund) may be exchanged for shares of the same Class of another Phoenix Fund or any other Affiliated Phoenix Fund on the basis of the relative net asset values per share at the time of the exchange. Exchanges are subject to the minimum initial investment requirement of the designated Fund, Series, or Portfolio, except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Phoenix Fund, if currently offered. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes (see also "Dividends, Distributions and Taxes").

     Systematic Exchanges. If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Phoenix Fund or any other Affiliated Phoenix Fund automatically on a monthly, quarterly, semi-annual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Phoenix Fund. This requirement does not apply to Phoenix "Self Security" program participants. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Systematic exchange forms are available from the Distributor. Exchanges will be based upon each Fund's net asset value per share next computed after the close of business on the 10th day of each month (or next succeeding business day), without sales charge.

     Dividend Reinvestment Across Accounts. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Phoenix Funds or any other Affiliated Phoenix Fund at net asset value. You should obtain a current prospectus and consider the objectives and policies of each Fund carefully before directing dividends and distributions to another Fund. Reinvestment election forms and prospectuses are available from Equity Planning. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.

     Invest-by-Phone. This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of their bank account. Once a request is phoned in, Equity Planning will initiate the transaction by wiring a request for monies to the shareholder's commercial bank, savings bank or credit union via Automated Clearing House (ACH). The shareholder's bank, which must be an ACH member, will in turn forward the monies to Equity Planning for credit to the shareholder's account. ACH is a computer based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.

     To establish this service, please complete an Invest-by-Phone Application and attach a voided check if applicable. Upon Equity Planning's acceptance of the authorization form (usually within two weeks) shareholders may call toll free (800) 367-5877 prior to 3:00 p.m. (New York time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to Equity Planning. Equity Planning will then contact the shareholder's bank via ACH with appropriate instructions. The purchase is normally credited to the shareholder's account the day following receipt of the verbal instructions. This service may also be used to request redemption of shares of the Money Market Fund, the proceeds of which are transferred to the shareholder's bank the second day following receipt of the verbal request. The Trust may delay the mailing of a check for redemption proceeds of Trust shares purchased with a check or via Invest-by-Phone service until the Trust has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days.

     The Trust and Equity Planning reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.


                              HOW TO REDEEM SHARES

     Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefor postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or if permitted by rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Trust to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Securities and Exchange Commission for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more after receipt of the check. See the Funds' current Prospectus for further information.

     The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

     Redemptions by Class B and Class C shareholders will be subject to the applicable deferred sales charge, if any.

     Each shareholder account in the Funds which has been in existence for at least one year and has a value of less than $200 may be redeemed upon the giving of not less than 30 days written notice to the shareholder mailed to the address of record. During the 60 day period the shareholder has the right to add to the account to bring its value to $200 or more. See the Funds' current Prospectus for more information.

By Mail

     Shareholders may redeem shares by making written request, executed in the full name of the account, directly to Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to Equity Planning that the Trust redeem the shares. See the Funds' current Prospectus for more information.

Telephone Redemptions

     Shareholders who do not have certificated shares may redeem up to $50,000 worth of their shares by telephone. See the Funds' current Prospectus for additional information.

By Check (U.S. Government Securities Fund, High Yield Fund and
  Money Market Fund Only)

     Any shareholder of these Funds may elect to redeem shares held in his Open Account by check. Checks will be sent to an investor upon receipt by Equity Planning of a completed application and signature card (attached to the application). If the signature card accompanies an individual's initial account application, the signature guarantee section of the form may be disregarded. However, the Trust reserves the right to require that all signatures be guaranteed prior to the establishment of a check writing service account. When an authorization form is submitted after receipt of the initial account application, all signatures must be guaranteed regardless of account value.

     Checks may be drawn payable to any person in an amount of not less than $500, provided that immediately after the payment of the redemption proceeds the balance in the shareholder's Open Account is $500 or more.


     When a check is presented to Equity Planning for payment, a sufficient number of full and fractional shares in the shareholder's Open Account will be redeemed to cover the amount of the check. The number of shares to be redeemed will be determined on the date the check is received by the Transfer Agent. Presently there is no charge to the shareholder for the check writing service, but this may be changed or modified in the future upon two weeks written notice to shareholders. Checks drawn from Class B and Class C accounts are subject to the applicable deferred sales charge, if any.


     The checkwriting procedure for redemption enables a shareholder to receive income accruing on the shares to be redeemed until such time as the check is presented to Equity Planning for payment. Inasmuch as canceled checks are returned to shareholders monthly, no confirmation statement is issued at the time of redemption.


     Shareholders utilizing withdrawal checks will be subject to Equity Planning's rules governing checking accounts. A shareholder should make sure that there are sufficient shares in his Open Account to cover the amount of any check drawn. If insufficient shares are in the account and the check is presented to Equity Planning on a banking day on which the Trust does not redeem shares (for example, a day on which the New York Stock Exchange is closed), or if the check is presented against redemption proceeds of an investment made by check which has not been in the account for at least fifteen calendar days, the check may be returned marked "Non-sufficient Funds" and no shares will be redeemed. A shareholder may not close his account by a withdrawal check because the exact value of the account will not be known until after the check is received by Equity Planning.


Reinvestment Privilege

     Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. See the Funds' current Prospectus for more information and conditions attached to this privilege.


                        TAX-SHELTERED RETIREMENT PLANS

     Shares of the Trust are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, Profit-Sharing and Money Purchase Pension Plans which can be adopted by self-employed persons ("Keogh") and by corporations, and 403(b) Retirement Plans. Write or call Equity Planning (800) 243-4361 for further information about the plans.



                      DIVIDENDS, DISTRIBUTIONS AND TAXES


     As stated in the Prospectus, it will be the policy of the Trust and of each Fund that each comply with provisions of the Internal Revenue Code (the "Code") relieving investment companies which distribute substantially all of their net income from Federal income tax on the amounts distributed.

     The Federal tax laws also impose a four percent nondeductible excise tax on each regulated investment company with respect to an amount, if any, by which such company does not meet distribution requirements specified in such tax laws. The Trust intends that each Fund will comply with such distribution requirements and thus does not expect to incur the four percent nondeductible excise tax.

     As stated in the Prospectus, the Trust believes that each of its Funds will be treated as a single entity. Prior to November 1, 1986, the Trust was treated as a single entity.

     To qualify for treatment as a regulated investment company ("RIC") each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities; and (b) meet certain diversification requirements imposed under the Code at the end of each quarter of the taxable year. Under certain state tax laws, each Fund must also comply with the "short-short" test to qualify for treatment as a RIC for state tax purposes. Under the "short-short" test the Fund must derive less than 30% of its gross income each taxable year as gains (without deduction for losses) from the sale or other disposition of securities for less than three months. If in any taxable year each Fund does not qualify as a regulated investment company, all of its taxable income will be taxed at corporate rates. In addition, if in any tax year the Fund does not qualify as a RIC for state tax purposes a capital gain dividend may not retain its character in the hands of the shareholder for state tax purposes.

     Income dividends and short-term capital gains distributions, whether received in shares or in cash, are treated by shareholders as ordinary income for Federal income tax purposes. Prior to January 1, 1987, income dividends were eligible for the dividends received exclusion of $100 ($200 for a joint return) available to individuals and the 85% dividends received deduction available to corporate shareholders, subject, in either case, to reduction, for various reasons, including the fact that dividends received from domestic corporations in any year were less than 95% of the distributing Fund's gross income, in the case of individual distributees, or 100% of the distributing Fund's gross income, in the case of corporate distributees. Any income dividends received after December 31, 1987 do not qualify for dividend exclusion on an individual tax return but corporate shareholders are eligible for a 70% dividends received deduction (80% in the case of a 20% shareholder) subject to a reduction for various reasons including the fact that dividends received from domestic corporations in any year are less than 100% of the distributing Fund's gross income. Gross income includes the excess of net short-term capital gains over net long-term capital losses.


     Distributions which are designated by the Trust as long-term capital gains, whether received in shares or in cash, are taxable to shareholders as long-term capital gains (regardless of how long such person has been a shareholder) and are not eligible for the dividends received exclusion. Any loss from the sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions paid with respect to such shares.


     Individuals are entitled to deduct "miscellaneous itemized deductions" specified in the Code only to the extent they exceed two percent of the individuals' "adjusted gross income." Effective January 1, 1988, included within the miscellaneous itemized deductions subject to the two percent "floor" are indirect deductions through certain pass-through entities such as the Funds. The Secretary of the Treasury is authorized to prescribe regulations relating to the manner in which the floor will be applied with respect to indirect deductions and to the manner in which pass-through entities such as the Funds will report such amounts to the individual shareholders. Individual shareholders are advised that, pursuant to these rules, they may be required to report as income amounts in excess of actual distributions made to them.


     The Trust is required to withhold for income taxes, 31% of dividends, distributions and redemption payments, if any of the following circumstances exist: i) a shareholder fails to provide the Trust with a correct taxpayer identification number ("TIN"); ii) the Trust is notified by the Internal Revenue Service that the shareholder furnished an incorrect TIN; or iii) the Trust is notified by the Internal Revenue Service that withholding is required because the shareholder failed to report the receipt of dividends or interest from other sources. Withholding may also be required for accounts with respect to which a shareholder fails to certify that i) the TIN provided is correct and
ii) the shareholder is not subject to such withholding. However, withholding will not be required from certain exempt entities nor those shareholders complying with the procedures as set forth by the Internal Revenue Service. A shareholder is required to provide the Trust with a correct TIN. The Trust in turn is required to report correct taxpayer identification numbers when filing all tax forms with the Internal Revenue Service. Should the IRS levy a penalty on the Trust for reporting an incorrect TIN and that TIN was provided by the shareholder, the Trust will pass the penalty onto the shareholder.


     Dividends paid by a Fund from net investment income and net realized short-term capital gains to a shareholder who is a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") will be subject to United States withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and any foreign taxes.

     The discussion of "Dividends, Distributions and Taxes" in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of applicable provisions of the Code and Treasury regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial, or administrative action.

     Shareholders ordinarily will also be subject to state income taxes on the dividends and distributions they receive from each Fund. Shareholders are urged to consult counsel or other competent tax advisers regarding specific questions as to Federal, state or local taxes.



                    THE DISTRIBUTOR AND DISTRIBUTION PLANS


     Phoenix Equity Planning Corporation ("Equity Planning"), which has undertaken to use its best efforts to find purchasers for shares of the Trust, serves as the national distributor of the Trust's shares. Shares of each Fund are offered on a continuous basis. Pursuant to distribution agreements for each class of shares or distribution method, the Distributor will purchase shares of the Trust for resale to the public, either directly or through securities dealers or agents, and is obligated to purchase only those shares for which it has received purchase orders. Equity Planning may also sell Trust shares pursuant to sales agreements entered into with bank-affiliated securities brokers who, acting as agent for their customers, place orders for Trust shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. In addition, state securities laws on this issue may differ from the interpretations of federal law and banks and financial institutions may be required to register as dealers pursuant to state law. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of bank-affiliated securities brokers are not permitted, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with bank-affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Fund.

     For the fiscal years ended October 31, 1995, 1996, and 1997, Equity Planning's gross commissions on sales of Trust shares totaled $6,774,491, $6,512,356 and $5,398,731, respectively. Of these gross selling commissions, $856,873, $912,483 and $1,156,623, respectively, were allowed to Equity Planning as dealer.

     Equity Planning also acts as administrative agent of the Trust and as such performs administrative, bookkeeping and pricing functions for the Trust. As compensation for such services, Equity Planning is entitled to a fee, payable monthly and based upon the average of the aggregate daily net asset values of each Fund, at the following incremental annual rates:



   First $100 million                    .05% plus a minimum fee
   $100 million to $300 million          .04%
   $300 million through $500 million     .03%
   Greater than $500 million             .015%



A minimum fee applies to each Fund as follows:


   Money Market Fund                   $35,000
   Aggressive Growth Fund              $50,000
   Growth Fund                         $50,000
   Balanced Fund                       $60,000
   Convertible Fund                    $60,000
   High Yield Fund                     $70,000
   U.S. Government Securities Fund     $70,000


     In addition, Equity Planning is paid $12,000 for each class of shares of each Fund beyond one. For its services during the Trust's fiscal year ended October 31, 1997, Equity Planning received $1,567,552.


Distribution Plans


     The Funds have adopted separate amended and restated distribution plans under Rule 12b-1 of the 1940 Act for each class of shares of the Funds other than Class A Shares of the Money Market Fund (the "Class A Plan," the "Class B Plan," the "Class C Plan," the "Class M Plan" and collectively the "Plans"). The Plans permit the Funds to reimburse the Distributor for expenses incurred in connection with activities intended to promote the sale of shares of each class of shares of the Funds.


     Pursuant to the Class B Plan, each Fund may reimburse the Distributor monthly for actual expense of the Distributor up to 0.75% (0.50% for the Money Market Fund) of the average daily net assets of the Class B Shares of such Fund. Under the Class C and Class M Plans, each Fund may reimburse the Distributor monthly for actual expenses of the Distributor up to 0.75% and 0.25% of the average daily net assets of the Fund's Class C and Class M Shares, respectively. Expenditures under the Plans shall consist of: (i) commissions to sales personnel for selling shares of the Funds: (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor in the form of the Dealer Agreement for Phoenix Funds for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectus and Statement of Additional Information for distribution to potential investors; and (vii) such other similar services that the Trustees of the Funds determine are reasonably calculated to result in the sale of shares of the Funds. In addition, the Funds will pay the Distributor 0.25% annually of the average daily net assets of the Funds' shares for providing services to the shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fee").


     Each Plan requires that at least quarterly the Trustees of the Trust review a written report with respect to the amounts expended under the Plan and the purposes for which such expenditures were made. While each Plan is in effect, the Trust will be required to commit the selection and nomination of candidates for Trustees who are not interested persons of the Trust to the discretion of other Trustees who are not interested persons. Each Plan continues in effect from year to year only provided such continuance is approved annually in advance by votes of the majority of both (a) the Board of Trustees of the Trust and (b) the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on the Plan and any agreements related to each Plan. No interested person of the Trust and no Trustee who is not an interested person of the Trust, as that term is defined in the Investment Company Act of 1940, has any direct or indirect financial interest in the operation of the Plans.


     For the fiscal year ended October 31, 1997, the Funds paid Rule 12b-1 Fees in the amount of $14,979,097, of which the principal underwriter received $3,044,353, W.S. Griffith & Co., Inc., an affiliate received $1.358,415 and unaffiliated broker-dealers received $10,576,329. Distributor expenses under the Plans consisted of: (1) advertising ($1,202,861); (2) printing and mailing of prospectuses to other than current shareholders ($48,128); (3) compensation to dealers ($14,234,376); (4) compensation to sales personnel ($2,292,849); (5) service costs ($815,113) and (6) other ($455,735).

                            MANAGEMENT OF THE TRUST


     The trustees and executive officers of the Trust and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and trustee is 56 Prospect Street, Hartford, Connecticut 06115-0480.




                               Position(s) with                           Principal Occupation(s)
Name, Address and Age              the Trust                              During Past Five Years
---------------------              ---------                              ----------------------
Robert Chesek (63)            Trustee              Trustee/Director (1981-present) and Chairman (1989-1994), Phoenix
49 Old Post Road                                   Funds. Trustee, Phoenix-Aberdeen Series Fund and Phoenix Duff &
Wethersfield, CT 06109                             Phelps Institutional Mutual Funds (1996-present). Vice President,
                                                   Common Stock, Phoenix Home Life Mutual Insurance Company
                                                   (1980-1994). Director/Trustee, the National Affiliated Investment
                                                   Companies (until 1993).
E. Virgil Conway (68)         Trustee              Chairman, Metropolitan Transportation Authority (1992-present).
9 Rittenhouse Road                                 Trustee/Director, Consolidated Edison Company of New York, Inc.
Bronxville, NY 10708                               (1970-present), Pace University (1978-present), Atlantic Mutual
                                                   Insurance Company (1974-present), HRE Properties (1989-present),
                                                   Greater New York Councils, Boy Scouts of America (1985-present),
                                                   Union Pacific Corp. (1978-present), Blackrock Freddie Mac Mortgage
                                                   Securities Fund (Advisory Director) (1990-present), Centennial
                                                   Insurance Company (1974-present), Josiah Macy, Jr., Foundation
                                                   (1975-present), The Harlem Youth Development Foundation (1987-
                                                   present), Accuhealth (1994-present), Trism, Inc. (1994-present),
                                                   Realty Foundation of New York (1972-present), New York Housing
                                                   Partnership Development Corp. (Chairman) (1981-present) and Fund
                                                   Directions (Advisory Director) (1993-present). Director/Trustee,
                                                   Phoenix Funds (1993-present). Trustee, Phoenix-Aberdeen Series
                                                   Fund and Phoenix Duff & Phelps Institutional Mutual Funds (1996-
                                                   present). Director, Duff & Phelps Utilities Tax-Free Income Inc. and
                                                   Duff & Phelps Utility and Corporate Bond Trust Inc. (1995-present).
                                                   Chairman, Audit Committee of the City of New York (1981-1996).
                                                   Advisory Director, Blackrock Fannie Mae Mortgage Securities Fund
                                                   (1989-1996). Chairman, Financial Accounting Standards Advisory
                                                   Council (1992-1995). Director/Trustee, the National Affiliated
                                                   Investment Companies (until 1993).
Harry Dalzell-Payne (68)      Trustee              Director/Trustee, Phoenix Funds (1983-present). Trustee, Phoenix-
330 East 39th Street                               Aberdeen Series Fund and Phoenix Duff & Phelps Institutional
Apartment 29G                                      Mutual Funds (1996-present). Director, Duff & Phelps Utilities
New York, NY 10016                                 Tax-Free Income Inc. and Duff & Phelps Utility and Corporate Bond
                                                   Trust Inc. (1995-present). Director, Farragut Mortgage Co., Inc.
                                                   (1991-1994). Director/Trustee, the National Affiliated Investment
                                                   Companies (1983-1993). Formerly a Major General of the British
                                                   Army.
*Francis E. Jeffries (67)     Trustee              Director/Trustee, Phoenix Funds (1995-present). Trustee, Phoenix-
6585 Nicholas Blvd.                                Aberdeen Series Inc. and Phoenix Duff & Phelps Institutional Mutual
Apt. 1601                                          Funds (1996-present). Director, Duff & Phelps Utilities Income Inc.
Naples, FL 33963                                   (1987-present), Duff & Phelps Utilities Tax-Free Income Inc. (1991-
                                                   present) and Duff & Phelps Utility and Corporate Bond Trust Inc.
                                                   (1993-present). Director, The Empire District Electric Company
                                                   (1984-present). Director (1989-1997), Chairman of the Board (1993-
                                                   1997), President (1989-1993), and Chief Executive Officer (1989-
                                                   1995), Phoenix Duff & Phelps Corporation.

                               Position(s) with                           Principal Occupation(s)
Name, Address and Age              the Trust                              During Past Five Years
---------------------              ---------                              ----------------------
Leroy Keith, Jr. (58)          Trustee             Chairman and Chief Executive Officer, Carson Products Company
Chairman and Chief                                 (1995-present). Director/Trustee, Phoenix Funds (1980-present).
Executive Officer                                  Trustee, Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
Carson Product Company                             Institutional Mutual Funds (1996-present). Director, Equifax Corp.
64 Ross Road                                       (1991-present) and Keystone International Fund, Inc. (1989-present).
Savannah, GA 30750                                 Trustee, Keystone Liquid Trust, Keystone Tax Exempt Trust, Keystone
                                                   Tax Free Fund, Master Reserves Tax Free Trust, and Master Reserves
                                                   Trust. President, Morehouse College (1987-1994). Chairman and
                                                   Chief Executive Officer, Keith Ventures (1992-1994). Director/
                                                   Trustee, the National Affiliated Investment Companies (until 1993).
                                                   Director, Blue Cross/Blue Shield (1989-1993) and First Union Bank
                                                   of Georgia (1989-1993).
*Philip R. McLoughlin (51)     Trustee and         Chairman (1997-present), Vice Chairman (1995-1997) and
                               President           Chief Executive Officer (1995-present), Phoenix Duff & Phelps
                                                   Corporation. Director (1994-present) and Executive Vice President,
                                                   Investments (1988-present), Phoenix Home Life Mutual Insurance
                                                   Company. Director/Trustee and President, Phoenix Funds (1989-present).
                                                   Trustee and President, Phoenix-Aberdeen Series Fund and Phoenix Duff
                                                   & Phelps Institutional Mutual Funds (1996-present). Director, Duff &
                                                   Phelps Utilities Tax-Free Income Inc. (1995-present) and Duff & Phelps
                                                   Utility and Corporate Bond Trust Inc. (1995-present). Director (1983-
                                                   present) and Chairman (1995-present), Phoenix Investment Counsel, Inc.
                                                   Director (1984-present) and President (1990- present), Phoenix Equity
                                                   Planning Corporation. Director (1993-present), Chairman (1993-present)
                                                   and Chief Executive Officer (1993-1995), National Securities &
                                                   Research Corporation. Director, Phoenix Realty Group, Inc. (1994-
                                                   present), Phoenix Realty Advisors, Inc. (1987-present), Phoenix Realty
                                                   Investors, Inc. (1994-present), Phoenix Realty Securities, Inc. (1994-
                                                   present), PXRE Corporation (Delaware) (1985-present), and World Trust
                                                   Fund (1991-present). Director and Executive Vice President, Phoenix
                                                   Life and Annuity Company (1996-present). Director and Executive Vice
                                                   President, PHL Variable Insurance Company (1995-present). Director,
                                                   Phoenix Charter Oak Trust Company (1996-present). Director and Vice
                                                   President, PM Holdings, Inc. (1985-present). Director and President,
                                                   Phoenix Securities Group, Inc. (1993-1995). Director (1992-present) and
                                                   President (1992-1994), W.S. Griffith & Co., Inc. Director (1992-present)
                                                   and President (1992-1994), Townsend Financial Advisers, Inc. Director/
                                                   Trustee, the National Affiliated Investment Companies (until 1993).
Everett L. Morris (69)         Trustee             Vice President, W.H. Reaves and Company (1993-present). Director/
164 Laird Road                                     Trustee, Phoenix Funds (1995-present). Trustee, Phoenix-Aberdeen
Colts Neck, NJ 07722                               Series Fund and Phoenix Duff & Phelps Institutional Mutual Funds
                                                   (1996-present). Director, Duff & Phelps Utilities Tax-Free Income
                                                   Inc. (1991-present) and Duff & Phelps Utility and Corporate Bond
                                                   Trust Inc. (1993-present). Director, Public Service Enterprise Group,
                                                   Incorporated (1986-1993). President and Chief Operating Officer,
                                                   Enterprise Diversified Holdings, Incorporated (1989-1993).

                               Position(s) with                           Principal Occupation(s)
Name, Address and Age              the Trust                              During Past Five Years
---------------------              ---------                              ----------------------
*James M. Oates (51)            Trustee             Chairman, IBEX Capital Markets LLC (1997-present). Managing
Managing Director                                   Director, Wydown Group (1994-present). Director, Phoenix Duff &
The Wydown Group                                    Phelps Corporation (1995-present). Director/Trustee, Phoenix Funds
IBEX Capital Markets LLC                            (1987-present). Trustee, Phoenix-Aberdeen Series Fund and Phoenix
60 State Street                                     Duff & Phelps Institutional Mutual Funds (1996-present). Director,
Suite 950                                           Govett Worldwide Opportunity Funds, Inc. (1991-present), Blue Cross
Boston, MA 02109                                    and Blue Shield of New Hampshire (1994-present), Investors
                                                    Financial Service Corporation (1995-present), Investors Bank & Trust
                                                    Corporation (1995-present), Plymouth Rubber Co. (1995-present) and
                                                    Stifel Financial (1996-present). Member, Chief Executives
                                                    Organization (1996-present). Director (1984-1994), President (1984-
                                                    1994) and Chief Executive Officer (1986-1994), Neworld Bank.
                                                    Director/Trustee, the National Affiliated Investment Companies
                                                    (until 1993).
*Calvin J. Pedersen (55)        Trustee             Director (1986-present), President (1993-present) and Executive Vice
Phoenix Duff & Phelps                               President (1992-1993), Phoenix Duff & Phelps Corporation. Director/
Corporation                                         Trustee, Phoenix Funds (1995-present). Trustee, Phoenix-Aberdeen
55 East Monroe Street                               Series Fund and Phoenix Duff & Phelps Institutional Mutual Funds
Suite 3600                                          (1996-present). President and Chief Executive Officer, Duff & Phelps
Chicago, IL 60603                                   Utilities Tax-Free Income Inc. (1995-present), Duff & Phelps Utilities
                                                    Income Inc. (1994-present) and Duff & Phelps Utility and Corporate
                                                    Bond Trust Inc. (1995-present).
Herbert Roth, Jr. (69)          Trustee             Director/Trustee, Phoenix Funds (1980-present). Trustee, Phoenix-
134 Lake Street                                     Aberdeen Series Fund and Phoenix Duff & Phelps Institutional
P.O. Box 909                                        Mutual Funds (1996-present). Director, Boston Edison Company
Sherborn, MA 01770                                  (1978-present), Phoenix Home Life Mutual Insurance Company
                                                    (1972-present), Landauer, Inc. (medical services) (1970-present),Tech
                                                    Ops./Sevcon, Inc. (electronic controllers) (1987-present), and Mark IV
                                                    Industries (diversified manufacturer) (1985-present). Director, Key
                                                    Energy Group (oil rig service) (1988-1994). Director/Trustee, the
                                                    National Affiliated Investment Companies (until 1993).
Richard E. Segerson (51)        Trustee             Managing Director, Mullin Associates (1993-present). Director/
102 Valley Road                                     Trustee, Phoenix Funds (1993-present). Trustee, Phoenix-Aberdeen
New Canaan, CT 07840                                Series Fund and Phoenix Duff & Phelps Institutional Mutual Funds
                                                    (1996-present). Vice President and General Manager, Coats & Clark,
                                                    Inc. (previously Tootal American, Inc.) (1991-1993). Director/Trustee,
                                                    the National Affiliated Investment Companies (1984-1993).
Lowell P. Weicker, Jr. (66)     Trustee             Trustee/Director, Phoenix Funds (1995-present). Trustee, Phoenix-
731 Lake Avenue                                     Aberdeen Series Fund and Phoenix Duff & Phelps Institutional
Greenwich, CT 06830                                 Mutual Funds (1996-present). Director, UST Inc. (1995-present),
                                                    HPSC Inc. (1995-present), Duty Free International, Inc. (1997-
                                                    present) and Compuware (1996-present). Visiting Professor, University of Virginia (1997-present). Chairman, Dresing, Lierman, Weicker
                                                    (1995-1996). Governor of the State of Connecticut (1991-1995).

                               Position(s) with                           Principal Occupation(s)
Name, Address and Age              the Trust                              During Past Five Years
---------------------              ---------                              ----------------------
Michael E. Haylon (40)     Executive           Director and Executive Vice President--Investments, Phoenix Duff &
                           Vice                Phelps Corporation (1995-present). Executive Vice President, Phoenix
                           President           Funds (1993-present) and Phoenix-Aberdeen Series Fund (1996-
                                               present). Executive Vice President (1997-present), Vice President (1996-
                                               1997), Phoenix Duff & Phelps Institutional Mutual Funds. Director
                                               (1994-present), President (1995-present), Executive Vice President
                                               (1994-1995), Vice President (1991-1994), Phoenix Investment Counsel,
                                               Inc. Director (1994-present), President (1996-present), Executive Vice
                                               President (1994-1996), Vice President (1993-1994), National Securities
                                               & Research Corporation. Director, Phoenix Equity Planning Corporation
                                               (1995-present). Senior Vice President, Securities Investments, Phoenix
                                               Home Life Mutual Insurance Company (1993-1995). Various other positions with Phoenix Home Life Mutual Insurance Company
                                               (1990-1993).
David R. Pepin (55)        Executive           Executive Vice President, Phoenix Funds, Phoenix-Aberdeen Series
                           Vice                Fund and Phoenix Duff & Phelps Institutional Mutual Funds (1996-
                           President           present). Director (1997-present) and Executive Vice President (1996-
                                               present), Phoenix Duff & Phelps Corporation. Managing Director,
                                               Phoenix-Aberdeen International Advisers, LLC (1996-present). Director and Executive Vice President, Phoenix Equity Planning Corp. (1996-
                                               present). Director, Phoenix Investment Counsel, Inc. and National
                                               Securities & Research Corporation (1996-present). Various positions with
                                               Phoenix Home Life Mutual Insurance Company (1994-1995). Vice
                                               President and General Manager, Finance and Health, Digital Equipment
                                               Corporation (1980-1994).
William J. Newman (58)     Senior              Executive Vice President (1995-present) and Chief Investment
                           Vice                Strategist (1996-present), Phoenix Investment Counsel, Inc. Senior
                           President           Vice President (1995-1996), Executive Vice President and Chief
                                               Investment Strategist (1996-present), National Securities & Research
                                               Corporation. Senior Vice President, Phoenix Equity Planning
                                               Corporation (1995-1996). Vice President, Common Stock and Chief
                                               Investment Strategist, Phoenix Home Life Insurance Company (April,
                                               1995-November, 1995). Senior Vice President, Phoenix Strategic
                                               Equity Series Fund (1996-present), The Phoenix Edge Series Fund
                                               (1995-present), Phoenix Multi-Portfolio Fund (1995-present), Phoenix
                                               Income and Growth Fund (1996-present), Phoenix Series Fund (1996-
                                               present), Phoenix Strategic Allocation Fund, Inc. (1996-present),
                                               Phoenix Worldwide Opportunities Fund (1996-present), Phoenix Duff
                                               & Phelps Institutional Funds (1996-present), and Phoenix-Aberdeen
                                               Series Fund (1996-present). Chief Investment Strategist, Kidder,
                                               Peabody Co., Inc. (1993-1994). Managing Director, Equities, Bankers
                                               Trust Company (1991-1993).

                               Position(s) with                           Principal Occupation(s)
Name, Address and Age              the Trust                              During Past Five Years
---------------------              ---------                              ----------------------
James D. Wehr (40)          Senior Vice         Managing Director, Fixed Income (1996-present), Vice President
                            President           (1991-1996), Phoenix Investment Counsel, Inc. Managing Director,
                                                Fixed Income (1996-present), Vice President (1993-1996), National
                                                Securities & Research Corporation. Senior Vice President (1997-
                                                present), Vice President (1988-1997) Phoenix Multi-Portfolio Fund;
                                                Senior Vice President (1997-present), Vice President (1990-1997)
                                                Phoenix Series Fund; Senior Vice President (1997-present), Vice
                                                President (1991-1997) The Phoenix Edge Series Fund; Senior Vice
                                                President (1997-present), Vice President (1993-1997) Phoenix
                                                California Tax Exempt Bonds, Inc., and Senior Vice President
                                                (1997-present), Vice President (1996-1997) Phoenix Duff & Phelps
                                                Institutional Mutual Funds. Senior Vice President (1997-present)
                                                Phoenix Multi-Sector Fixed Income Fund, Inc., Phoenix Multi-Sector
                                                Short Term Bond Fund, Phoenix Income and Growth Fund and
                                                Phoenix Strategic Allocation Fund, Inc. Managing Director, Public
                                                Fixed Income, Phoenix Home Life Insurance Company (1991-1995).
David L. Albrycht (36)      Vice                Managing Director, Fixed Income (1996-present) and Vice President
                            President           (1995-1996), Phoenix Investment Counsel, Inc. Managing Director,
                                                Fixed Income (1996-present) and Investment Officer (1994-1996),
                                                National Securities & Securities Research Corporation. Vice
                                                President, Phoenix Multi-Portfolio Fund (1993-present), Phoenix
                                                Multi-Sector Short Term Bond Fund (1993-present), Phoenix Multi-
                                                Sector Fixed Income Fund, Inc. (1994-present), The Phoenix Edge
                                                Series Fund (1997-present) and Phoenix Series Fund (1997-present).
                                                Portfolio Manager, Phoenix Home Life Mutual Insurance Company
                                                (1995-1996).
Curtiss O. Barrows (46)     Vice                Managing Director, Fixed Income (1996-present), Vice President
                            President           (1991-1996), Phoenix Investment Counsel, Inc. Managing Director,
                                                Fixed Income (1996-present), Vice President (1993-1996), National
                                                Securities & Research Corporation. Vice President, Phoenix Series
                                                Fund (1985-present), The Phoenix Edge Series Fund (1986-present)
                                                and Phoenix Multi-Portfolio Fund (1995-1997). Portfolio Manger,
                                                Public Bonds, Phoenix Home Life Insurance Company (1991-1995).
                                                Various positions with Phoenix Home Life Mutual Insurance Company
                                                (1985-1995).
Steven L. Colton (38)       Vice                Managing Director/Senior Portfolio Manager, Phoenix Investment
                            President           Counsel, Inc. (1997-present). Vice President/Senior Portfolio Manager,
                                                American Century Investment Management (1987-1997). Portfolio
                                                Manager, American Century/Benham Income and Growth Fund
                                                (1990-1997), American Century/Benham Equity Growth Fund (1991-
                                                1996) and American Century/Benham Utilities Income Fund (1993-
                                                1997). Vice President, The Phoenix Edge Series Fund, Phoenix Series
                                                Fund, Phoenix Equity Series Fund (1997-present).
John M. Hamlin (39)         Vice                Portfolio Manager, Equities (1996-present), Vice President (1995-
                            President           1996), Phoenix Investment Counsel, Inc. Portfolio Manager, Equities
                                                (1996-present), Investment Officer (1993-1996), National Securities &
                                                Research Corporation. Vice President, Phoenix Income and Growth
                                                Fund (1993-present) and Phoenix Series Fund (1994- present).
                                                Portfolio Manager, Common Stock, Phoenix Home Life Insurance
                                                Company (1989-1995).

                               Position(s) with                           Principal Occupation(s)
Name, Address and Age              the Trust                              During Past Five Years
---------------------              ---------                              ----------------------
John D. Kattar (42)              Vice                Managing Director/Senior Portfolio Manager (1997-present), Phoenix
                                 President           Investment Counsel, Inc. Vice President (1997-present), The Phoenix
                                                     Edge Series Fund, Phoenix Series Fund and Phoenix-Aberdeen Series
                                                     Fund. Director (1989-1997), Senior Vice President (1993-1996)
                                                     Baring Asset Management Company, Inc. Director, (1995-1997)
                                                     Baring Mutual Fund Management (Luxembourg).
William E. Keen, III (34)        Vice                Assistant Vice President, Phoenix Equity Planning Corporation
100 Bright Meadow Blvd.          President           (1996-present). Vice President, Phoenix Funds, Phoenix Duff &
P.O. Box 2200                                        Phelps Institutional Mutual Funds and Phoenix-Aberdeen Series
Enfield, CT 06083-2200                               Fund (1996-present). Assistant Vice President, USAffinity
                                                     Investments LP (1994-1995). Treasurer and Secretary, USAffinity
                                                     Funds (1994-1995). Manager, Fund Administration, SEI Corporation
                                                     (1991-1994).
Christopher J. Kelleher (42)     Vice                Managing Director, Fixed Income (1996-present), Vice President
                                 President           (1991-1996), Phoenix Investment Counsel, Inc. Managing Director,
                                                     Fixed Income (1996-present), Vice President (1993-1996), National
                                                     Securities & Research Corporation. Vice President, Phoenix Series
                                                     Fund (1989-present), The Phoenix Edge Series Fund (1989-1997) and
                                                     Phoenix Duff & Phelps Institutional Mutual Funds. (1996-present).
                                                     Portfolio Manager, Public Bonds, Phoenix Home Life Insurance
                                                     Company (1991-1995).
William R. Moyer (53)            Vice                Senior Vice President and Chief Financial Officer, Phoenix Duff &
100 Bright Meadow Blvd.          President           Phelps Corporation (1995-present). Senior Vice President, Finance
P.O. Box 2200                                        (1990-present), Chief Financial Officer (1996-present), and Treasurer
Enfield, CT 06083-2200                               (1994-1996), Phoenix Equity Planning Corporation. Senior Vice
                                                     President (1990-present), Chief Financial Officer (1996-present) and
                                                     Treasurer (1994-present), Phoenix Investment Counsel, Inc. Senior
                                                     Vice President, Finance (1993-present), Chief Financial Officer
                                                     (1996-present), and Treasurer (1994-present), National Securities &
                                                     Research Corporation. Senior Vice President and Chief Financial
                                                     Officer, Duff & Phelps Investment Management Co. (1996-present).
                                                     Vice President, Phoenix Funds (1990-present), Phoenix-Duff &
                                                     Phelps Institutional Mutual Funds (1996-present) and Phoenix-
                                                     Aberdeen Series Fund (1996-present). Senior Vice President and
                                                     Chief Financial Officer, W. S. Griffith & Co., Inc. (1992-
                                                     1995) and Townsend Financial Advisers, Inc. (1993-1995). Vice
                                                     President, the National Affiliated Investment Companies (until 1993).
                                                     Vice President, Investment Products Finance, Phoenix Home Life
                                                     Mutual Insurance Company (1990-1995).
Leonard J. Saltiel (43)          Vice                Managing Director, Operations and Service (1996-present), Senior Vice
                                 President           President (1994-1996), Phoenix Equity Planning Corporation. Vice
                                                     President, Phoenix Funds (1994-present), Phoenix Duff & Phelps
                                                     Institutional Mutual Funds (1996-present) and Phoenix-Aberdeen Series
                                                     Fund (1996-present). Vice President, National Securities & Research
                                                     Corporation (1994-1995). Vice President, Investment Operations,
                                                     Phoenix Home Life Mutual Insurance Company (1994-1995). Various
                                                     positions with Home Life Insurance Company and Phoenix Home Life
                                                     Mutual Insurance Company (1987-1994).
Julie L. Sapia (40)              Vice                Head Money Market Trader (1997-present), Money Market Trader
                                 President           (1995-1997), Phoenix Investment Counsel, Inc. Vice President (1997-
                                                     present), The Phoenix Edge Series Fund, Phoenix Series Fund,
                                                     Phoenix Duff & Phelps Institutional Mutual Funds and Phoenix-
                                                     Aberdeen Series Fund. Various positions with Phoenix Home Life
                                                     Mutual Insurance Company (1985-1995).

                               Position(s) with                           Principal Occupation(s)
Name, Address and Age              the Trust                              During Past Five Years
---------------------              ---------                              ----------------------
Dorothy J. Skaret (45)     Vice                Director, Money Market Trading (1996-present), Vice President
                           President           (1991-1996), Phoenix Investment Counsel Inc. Director, Money
                                               Market Trading (1996-present), Vice President (1993-1996), National
                                               Securities & Research Corporation. Vice President, Phoenix Series
                                               Fund (1990-present), The Phoenix Edge Series Fund (1990-present),
                                               Phoenix-Aberdeen Series Fund (1996-present), Phoenix Realty
                                               Securities, Inc. (1995-present), and Phoenix Duff & Phelps
                                               Institutional Mutual Funds (1996-present). Director, Public Fixed
                                               Income, Phoenix Home Life Mutual Insurance Company (1991-1995).
                                               Various positions with Phoenix Home Life Mutual Insurance Company
                                               (1986-1991).
Pierre G. Trinque (42)     Vice                Vice President (1997-present), The Phoenix Edge Series Fund and
                           President           Phoenix Series Fund. Managing Director, Equities (March, 1997-
                                               November, 1997), Managing Director, Director of Equity Research
                                               (October, 1996-March, 1997), Senior Research Analyst, Equities
                                               (January, 1996-October, 1996) and Associate Portfolio Manager-
                                               Institutional Funds (1992-1995), Phoenix Investment Counsel, Inc.
Nancy G. Curtiss (45)      Treasurer           Vice President, Fund Accounting (1994-present) and Treasurer (1996-
                                               present), Phoenix Equity Planning Corporation. Treasurer, Phoenix Funds
                                               (1994-present), Phoenix Duff & Phelps Institutional Mutual Funds
                                               (1996-present) and Phoenix-Aberdeen Series Fund (1996-present).
                                               Second Vice President and Treasurer, Fund Accounting, Phoenix Home
                                               Life Mutual Insurance Company (1994-1995). Various positions with
                                               Phoenix Home Life Insurance Company (1987-1994).
G. Jeffrey Bohne (50)      Secretary           Vice President and General Manager, Phoenix Home Life Mutual
101 Munson Street                              Insurance Co. (1993-present). Vice President, Transfer Agent
Greenfield, MA 01301                           Operations (1993-1996). Vice President, Mutual Fund Customer
                                               Service (1996-present), Phoenix Equity Planning Corporation,
                                               Secretary and/or Clerk, Phoenix Funds (1993-present), Phoenix Duff
                                               & Phelps Institutional Mutual Funds (1996-present) and Phoenix-
                                               Aberdeen Series Fund (1996-present). Vice President, Home Life of
                                               New York Insurance Company (1984-1992).



-----------
 *Trustees identified with an asterisk are considered to be interested persons of the Trust (within the meaning of the Investment Company Act of 1940, as amended) because of their affiliation with Phoenix Investment Counsel, Inc., or Phoenix Equity Planning Corporation or Phoenix Duff & Phelps Corporation.

Principal Shareholders

     The following table sets forth information as of October 31, 1997 with respect to each person who owns of record or is known by the Trust to own of record or beneficially own 5% or more of any class of the Trust's equity securities.





Name of shareholder                    Name of Fund         Number of shares     Percent of Class
------------------------------------   ------------------   ------------------   -----------------
Trustees of Phoenix Savings and        Aggressive                877,591.291            6.18%
Investment Plan                        Growth Fund
100 Bright Meadow Blvd                 Class A
PO Box 1900
Enfield, CT 06083-1900

Phoenix Securities Group Inc.          Money Market           29,576,711.080           14.26%
100 Bright Meadow Blvd                 Fund Class A
Enfield, CT 06082

MLPF&S for the sole benefit of its     U.S. Government            90,650.000           15.44%
customers*                             Securities Fund
ATTN: Fund Administration              Class B
4800 Deer Lake Dr E 3rd Fl
Jacksonville, FL 32246-6484

MLPF&S for the sole benefit of its     High Yield Fund           960,215.000           15.69%
customers*                             Class B
ATTN: Fund Administration
4800 Deer Lake Dr E 3rd Fl
Jacksonville, FL 32246-6484

MLPF&S for the sole benefit of its     Convertible Fund           87,702.000           22.20%
customers*                             Class B
ATTN: Fund Administration
4800 Deer Lake Dr E 3rd Fl
Jacksonville, FL 32246-6484

MLPF&S for the sole benefit of its     Growth Fund               135,582.839            5.45%
customers*                             Class B
ATTN: Fund Administration
4800 Deer Lake Dr E 3rd Fl
Jacksonville, FL 32246-6484

*Record owner only for its individual customers. To the Trust's knowledge, no customer beneficially owned 5% or more of the total outstanding shares of any Class of any Fund.



     At October 31, 1997, the Trustees and officers as a group owned less than 1% of the then outstanding shares of the Trust.



     For services rendered to the Trust during the fiscal year ended October 31, 1997, the Trustees received an aggregate of $141,173 from the Trust as Trustees' fees. For services on the Board of Trustees of the Phoenix Funds, each Trustee who is not a full-time employee of the Adviser or any of its affiliates currently receives a retainer at the annual rate of $40,000 and $2,500 per joint meeting of the Boards. Each Trustee who serves on the Audit Committee receives a retainer at the annual rate of $2,000 and a fee of $2,000 per joint Audit Committee meeting attended. Each Trustee who serves on the Nominating Committee receives an annual retainer at the annual rate of $1,000 and a fee of $1,000 per joint Nominating Committee meeting attended. Each Trustee who serves on the Executive Committee and who is not an interested person of the Trust receives a retainer at the annual rate of $1,000 and $1,000 per joint Executive Committee meeting attended. The function of the Executive Committee is to serve as a contract review, compliance review and performance review delegate of the full Board of Trustees. Costs are allocated equally to each of the Series and the Funds within the Phoenix Fund complex. The foregoing fees do not include reimbursement of expenses incurred in connection with meeting attendance. Officers and employees of the Adviser who are not interested persons are compensated for their services by the Adviser and receive no compensation from the Trust.

For the Trust's last fiscal year ending October 31, 1997, the Trustees received the following compensation:



                                                                                             Total
                                                                                          Compensation
                                                 Pension or                              From Fund and
                            Aggregate        Retirement Benefits        Estimated         Fund Complex
                           Compensation        Accrued as Part       Annual Benefits       (13 Funds)
          Name              From Fund         of Fund Expenses       Upon Retirement    Paid to Trustees
------------------------   --------------   ---------------------   -----------------   -----------------
C. Duane Blinn**             $  12,600*                                                     $132,500
Robert Chesek                $  11,078                                                      $118,000
E. Virgil Conway+            $  13,860                                                      $146,500
Harry Dalzell-Payne+         $  12,075                                                      $130,000
Francis E. Jeffries          $   7,875*             None                  None              $ 85,000
Leroy Keith, Jr.             $  11,078             for any               for any            $118,000
Philip R. McLoughlin+        $       0             Trustee               Trustee            $      0
Everett L. Morris+           $  11,498*                                                     $126,000
James M. Oates+              $  11,498                                                      $124,500
Calvin J. Pedersen           $       0                                                      $      0
Philip R. Reynolds**         $  11,078                                                      $118,000
Herbert Roth, Jr.+           $  14,438*                                                     $152,500
Richard E. Segerson          $  12,285                                                      $131,000
Lowell P. Weicker, Jr.       $  11,813                                                      $125,000



*This compensation (and the earnings thereon) will be deferred pursuant to the Deferred Compensation Plan. At October 31, 1997, the total amount of deferred compensation (including interest and other accumulation earned on the original amounts deferred) accrued for Messrs. Blinn, Jeffries, Morris and Roth was $395,602, $49,350, $108,675 and $135,965, respectively. At present, by agreement among the Fund, the Distributor and the electing director, director fees that are deferred are paid by the Fund to the Distributor. The liability for the deferred compensation obligation appears only as a liability of the Distributor.

**Pursuant to the retirement policy of the Phoenix Funds, Messrs. Blinn and Reynolds retired from the Board of Trustees effective January 1, 1998.

+Messrs. Conway, Dalzell-Payne, McLoughlin, Morris, Oates and Roth are members of the Executive Committee.


                               OTHER INFORMATION

Financial Statements

     Financial information relating to the Trust is contained in the Annual Report to Shareholders for the year ended October 31, 1997 and is available by calling Equity Planning at (800) 243-4361, or by writing to Equity Planning at 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200. The Annual Report is incorporated into this Statement of Additional Information by reference. A copy of the Annual Report must precede or accompany this Statement of Additional Information.


Independent Accountants

     Price Waterhouse LLP, 160 Federal Street, Boston, MA 02110, has been selected independent accountants for the Trust. Price Waterhouse LLP audits the Trust's annual financial statements and expresses an opinion thereon.

Custodian and Transfer Agent

     State Street Bank and Trust Company ("State Street"), P.O. Box 351,
Boston, MA 02101, serves as custodian of the Trust's assets (the "Custodian") and Equity Planning acts as Transfer Agent for the Trust (the "Transfer Agent").

Report to Shareholders

     The fiscal year of the Trust ends on October 31. The Trust will send financial statements to its shareholders at least semiannually. An Annual Report containing financial statements audited by the Trust's independent accountants will be sent to shareholders each year.

Phoenix Balanced Fund Series
--------------------------------------------------------------------------------

                         INVESTMENTS AT OCTOBER 31, 1997

                                                    STANDARD
                                                    & POOR'S      PAR
                                                     RATING      VALUE
                                                   (Unaudited)   (000)        VALUE
                                                  ------------- ---------  -------------
U.S. GOVERNMENT AND AGENCY SECURITIES--18.6%
U.S. Treasury Bonds--2.7%
 U.S. Treasury Bonds 6.375%,
    8/15/27  .................................... AAA            $44,700    $ 46,068,938
                                                                            ------------
U.S. Treasury Notes--10.7%
 U.S. Treasury Notes 6.875%,
    3/31/00  .................................... AAA             61,000      62,561,600
 U.S. Treasury Notes 6%,
    8/15/00  .................................... AAA             46,000      46,373,750
 U.S. Treasury Notes 5.75%,
    10/31/02 .................................... AAA             31,500      31,549,203
 U.S. Treasury Notes 6.50%,
    10/15/06 .................................... AAA             44,005      45,697,872
                                                                            ------------
                                                                             186,182,425
                                                                            ------------
Agency Mortgage-Backed Securities--5.2%
 FNMA 6.85%, 5/17/20  ........................... AAA             13,600      13,668,000
 GNMA 6.50%, '23-26   ........................... AAA             76,494      76,089,771
                                                                            ------------
                                                                              89,757,771
                                                                            ------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
   (Identified cost $318,536,384) .......................................    322,009,134
                                                                            ------------
NON-CONVERTIBLE BONDS--7.5%
Asset-Backed Securities--1.8%
 AESOP Funding II LLC 144A
    97-1, A2 6.40%, 10/20/03 (c)                 .AAA              8,500       8,561,094
 Associates Manufactured
    Housing Pass Through 97-2
    A6 7.075%, 3/15/28   ........................ AAA              3,000       3,015,000
 Fleetwood Credit Corp. 96-B, A
    6.90%, 3/15/12 .............................. AAA              3,103       3,143,347
 Green Tree Financial Corp.
    96-2, M1 7.60%, 4/15/27 ..................... AA-              9,150       9,610,359
 Green Tree Financial Corp.
    96-4, A6 7.40%, 6/15/27 ..................... AAA              4,500       4,649,063
 TLFC Equipment Lease Trust
    96-1, A 5.98%, 11/20/02 ..................... AAA              1,845       1,843,695
                                                                            ------------
                                                                              30,822,558
                                                                            ------------
Non-Agency Mortgage-Backed Securities--5.4%
 CS First Boston Mortgage 95-
    AE, B 7.182%, 11/25/27  ..................... AA-              6,260       6,322,600
 Chase Commercial Mortgage
    Securities Corp. 96-2, A1
    6.70%, 7/19/03 .............................. AAA              1,045       1,067,101
 DLJ Mortgage Acceptance Corp.
    96-CF1, A1B 144A 7.58%,
    3/13/28 (c) ................................. AAA              4,975       5,303,039
 First Union Lehman Bros.
    97-C1, B 7.43%, 4/18/07 ..................... Aa(d)            8,532       8,951,934
 G.E. Capital Mortgage Services,
    Inc. 96-8, M 7.25%, 5/25/26                  .AA               5,133       5,199,943


                                                    STANDARD
                                                    & POOR'S      PAR
                                                     RATING      VALUE
                                                   (Unaudited)   (000)         VALUE
                                                  ------------- ---------  -------------
Non-Agency Mortgage-Backed Securities--continued
 Lehman Large Loan 97-LL1, B
    6.95%, 3/12/07 .............................. AA             $10,500    $ 10,714,922
 Nationslink Funding Corp. 96-1,
    B 7.69%, 12/20/05 ........................... AA               5,907       6,245,709
 Prudential Home Mortgage
    Securities 93-L, 2B3 144A
    6.641%, 12/25/23 (c) ........................ A                5,000       4,892,187
 Residential Asset Securitization
    Trust 96-A8, A1 8%,
    12/25/26 .................................... AAA              3,276       3,341,807
 Residential Funding Mortgage
    Securities I 96-S1, A11
    7.10%, 1/25/26 .............................. AAA              7,000       7,096,250
 Residential Funding Mortgage
    Securities I 96-S4, M1 7.25%,
    2/25/26  .................................... AA               5,930       5,965,380
 Residential Funding Mortgage
    Securities I 96-S8, A4 6.75%,
    3/25/11  .................................... AAA              2,670       2,702,969
 Resolution Trust Corp. 93-C1, B
    8.75%, 5/25/24 .............................. Aa(d)            4,541       4,541,200
 Resolution Trust Corp. 95-2, M2
    7.009%, 5/25/29   ........................... Aa(d)            4,061       4,102,442
 Securitized Asset Sales 93-J 2B
    6.807%, 11/28/23  ........................... A                7,252       7,088,594
 Structured Asset Securities
    Corp. 93-C1, B 6.60%,
    10/25/24 .................................... A+               4,415       4,338,095
 Structured Asset Securities
    Corp. 95-C4, B 7%, 6/25/26 .................. AA               5,000       5,067,188
                                                                            ------------
                                                                              92,941,360
                                                                            ------------
Paper & Forest Products--0.2%
 Buckeye Cellulose Corp. 9.25%,
    9/15/08  .................................... BB-              4,185       4,383,787
                                                                            ------------
Truckers--0.1%
 Teekay Shipping Corp. 8.32%,
    2/1/08   .................................... BB               1,675       1,725,250
                                                                            ------------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $126,448,775)  ............................................129,872,955
                                                                            ------------
FOREIGN GOVERNMENT SECURITIES--1.9%
Argentina--0.5%
 Republic of Argentina Discount
    L-GL Euro 6.875%, 3/31/23 (f).                BB               5,100       4,035,375
 Republic of Argentina Global
    Bond 11.375%, 1/30/17   ..................... BB                 800         764,000
 Republic of Argentina Par L-GP
    5.50%, 3/31/23 (f)   ........................ BB               6,050       4,076,188
                                                                            ------------
                                                                               8,875,563
                                                                            ------------

                       See Notes to Financial Statements
4

Phoenix Balanced Fund Series
--------------------------------------------------------------------------------

                                         STANDARD
                                         & POOR'S     PAR
                                          RATING      VALUE
                                        (Unaudited)   (000)        VALUE
                                       ------------- ---------  ------------

Brazil--0.4%
 Republic of Brazil Discount Z-L
    Euro 6.688%, 4/15/24 (f) ......... BB-            $ 5,200    $ 4,043,000
 Republic of Brazil Par Z-L Euro
    5.25%, 4/15/24 (f) ............... BB-              5,000      3,306,250
                                                                 -----------
                                                                   7,349,250
                                                                 -----------
Colombia--0.5%
 Republic of Colombia 7.25%,
    2/15/03   ........................ BBB-             8,950      8,685,259
                                                                 -----------
Mexico--0.5%
 United Mexican States Discount
    B Euro 6.836%, 12/31/19 (e)(f) .   BB               6,900      6,248,812
 United Mexican States Series B
    Euro 6.25%, 12/31/19 (e) ......... BB               1,500      1,200,000
                                                                 -----------
                                                                   7,448,812
                                                                 -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (Identified cost $29,872,715) ..............................     32,358,884
                                                                 -----------
FOREIGN NON-CONVERTIBLE BONDS--0.2%
Chile--0.2%
 Petropower I Funding Trust
    144A 7.36%, 2/15/14 (c)  ......... BBB              2,900      2,866,592
                                                                 -----------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $2,900,000)  ..............................      2,866,592
                                                                 -----------
MUNICIPAL BONDS--2.7%
California--1.7%
 Kern County Pension Obligation
    Taxable 7.26%, 8/15/14   ......... AAA              6,830      7,093,979
 Long Beach Pension Obligation
    Taxable 6.87%, 9/1/06 ............ AAA              3,090      3,164,284
 Orange County Pension Series A
    Taxable 7.62%, 9/1/08 ............ AAA              9,545     10,275,479
 San Bernardino County
    Obligation Revenue Taxable
    6.87%, 8/1/08   .................. AAA              1,480      1,518,406
 San Bernardino County
    Obligation Revenue Taxable
    6.94%, 8/1/09   .................. AAA              4,035      4,153,468
 Ventura County Pension Taxable
    6.58%, 11/1/06  .................. AAA              3,560      3,577,800
                                                                 -----------
                                                                  29,783,416
                                                                 -----------
Florida--0.9%
 Miami Beach Special Obligation
    Taxable 8.60%, 9/1/21 ............ AAA             11,675     13,041,559
 University of Miami
    Exchangeable Revenue Series
    A Taxable 7.65%, 4/1/20  ......... AAA              1,940      2,007,201
                                                                 -----------
                                                                  15,048,760
                                                                 -----------


                                         STANDARD
                                         & POOR'S      PAR
                                          RATING      VALUE
                                        (Unaudited)   (000)        VALUE
                                       ------------- ---------  ------------

Virginia--0.1%
 Newport News Taxable Series B
    7.05%, 1/15/25  .................. AA-            $ 1,500    $ 1,490,550
                                                                 -----------
TOTAL MUNICIPAL BONDS
 (Identified cost $44,833,632)   ............................     46,322,726
                                                                 -----------
CONVERTIBLE BONDS--0.7%
Retail (General Merchandise)--0.7%
 Staples, Inc. Subordinate
    Debenture Cv. 144A 4.50%,
    10/1/00 (c)  ..................... BB-             10,000     12,687,500
                                                                 -----------
TOTAL CONVERTIBLE BONDS
 (Identified cost $10,000,000)   ............................     12,687,500
                                                                 -----------

                                                 SHARES
                                                 ---------
PREFERRED STOCKS--1.1%
REITS--1.1%
 Home Ownership Funding 2, Step-down
    Pfd. 144A 13.338% (c)  .....................   20,000   19,826,900
                                                           -----------
TOTAL PREFERRED STOCKS
 (Identified cost $19,371,530)  ........................    19,826,900
                                                           -----------
COMMON STOCKS--51.6%
Air Freight--0.2%
 Federal Express Corp. (b) .....................   53,400    3,564,450
                                                           -----------
Banks (Major Regional)--4.2%
 AmSouth Bancorporation ........................   64,700    3,109,644
 BankBoston Corp. ..............................   60,400    4,896,175
 Compass Bankshares, Inc.  .....................   50,100    1,888,144
 First Union Corp.   ...........................   35,000    1,717,188
 Fleet Financial Group, Inc.  ..................   80,100    5,151,431
 Mellon Bank Corp.   ...........................  380,000   19,593,750
 NationsBank Corp.   ...........................  420,400   25,171,450
 Washington Mutual, Inc.   .....................  158,800   10,867,875
                                                           -----------
                                                            72,395,657
                                                           -----------
Banks (Money Center)--1.1%
 BankAmerica Corp.   ...........................  139,800    9,995,700
 Citicorp   ....................................   67,100    8,391,694
                                                           -----------
                                                            18,387,394
                                                           -----------
Biotechnology--0.1%
 Centocor, Inc. (b)  ...........................   35,600    1,566,400
                                                           -----------
Broadcasting (Television, Radio, & Cable)--0.1%
 Chancellor Media Corp. (b)   ..................   28,700    1,574,912
                                                           -----------
Chemicals--0.5%
 Monsanto Co.  .................................  196,100    8,383,275
                                                           -----------
Communications Equipment--0.7%
 Ciena Corp. (b)  ..............................   66,800    3,674,000
 Lucent Technologies, Inc. .....................  107,000    8,820,812
                                                           -----------
                                                            12,494,812
                                                           -----------
Computers (Hardware)--2.0%
 International Business Machines Corp.   .        360,100   35,312,306
                                                           -----------


                       See Notes to Financial Statements
                                                                               5

Phoenix Balanced Fund Series
--------------------------------------------------------------------------------

                                                  SHARES      VALUE
                                                 --------- ------------
Computers (Networking)--0.6%
 Cisco Systems, Inc. (b)   .....................  131,150   $10,758,392
                                                            -----------
Computers (Peripherals)--0.6%
 EMC Corp. (b) .................................  189,900    10,634,400
                                                            -----------
Computers (Software & Services)--1.7%
 Adaptec, Inc. (b)   ...........................  243,900    11,813,906
 BMC Software, Inc. (b) ........................  190,800    11,519,550
 Compuware Corp. (b) ...........................   76,300     5,045,338
 Edwards (J.D.) & Co. (b)  .....................   46,000     1,564,000
                                                            -----------
                                                             29,942,794
                                                            -----------
Distributors (Food & Health)--1.5%
 Cardinal Health, Inc.  ........................  348,200    25,853,850
                                                            -----------
Electrical Equipment--1.2%
 General Electric Co.   ........................  301,900    19,491,419
 Honeywell, Inc.  ..............................   10,500       714,656
                                                            -----------
                                                             20,206,075
                                                            -----------
Electronics (Instrumentation)--1.1%
 Linear Technology Corp.   .....................  125,900     7,915,962
 Perkin Elmer Corp.  ...........................  192,700    12,043,750
                                                            -----------
                                                             19,959,712
                                                            -----------
Electronics (Semiconductors)--1.2%
 National Semiconductor Corp. (b)   ............  262,800     9,460,800
 Texas Instruments, Inc.   .....................  113,500    12,109,031
                                                            -----------
                                                             21,569,831
                                                            -----------
Entertainment--0.6%
 Tele-Comm Liberty Media Group (b)  ............   56,100     1,952,981
 Walt Disney Co.  ..............................  103,900     8,545,775
                                                            -----------
                                                             10,498,756
                                                            -----------
Financial (Diversified)--1.7%
 American Express Co.   ........................   48,700     3,798,600
 Franklin Resources, Inc.  .....................  138,200    12,420,725
 Price (T. Rowe) Associates   ..................  209,600    13,886,000
                                                            -----------
                                                             30,105,325
                                                            -----------
Health Care (Diversified)--1.1%
 Bristol-Myers Squibb Co.  .....................  215,000    18,866,250
                                                            -----------
Health Care (Drugs--Major Pharmaceuticals)--3.7%
 Lilly (Eli) & Co.   ...........................  271,600    18,163,250
 Merck & Co., Inc.   ...........................  164,900    14,717,325
 Pfizer, Inc.  .................................  382,400    27,054,800
 Watson Pharmaceuticals, Inc. (b)   ............  159,400     5,060,950
                                                            -----------
                                                             64,996,325
                                                            -----------
Health Care (Hospital Management)--0.9%
 HBO & Co.  ....................................  369,900    16,090,650
                                                            -----------
Health Care (Medical Products & Supplies)--1.7%
 Baxter International, Inc.   ..................  202,000     9,342,500
 Guidant Corp. .................................  195,600    11,247,000
 Medtronic, Inc.  ..............................  188,800     8,212,800
                                                            -----------
                                                             28,802,300
                                                            -----------
Household Furn. & Appliances--0.2%
 Sunbeam Corp., Inc. ...........................   79,300     3,593,281
                                                            -----------


                                                  SHARES      VALUE
                                                 --------- ------------
Household Products (Non-Durables)--1.6%
 Colgate-Palmolive Co.  ........................  207,700   $13,448,575
 Procter & Gamble Co.   ........................  202,000    13,736,000
                                                            -----------
                                                             27,184,575
                                                            -----------
Insurance (Multi-Line)--1.6%
 Hartford Financial Services Group, Inc.          107,100     8,675,100
 Travelers Group, Inc.  ........................  274,200    19,194,000
                                                            -----------
                                                             27,869,100
                                                            -----------
Insurance (Property-Casualty)--1.1%
 Allstate Corp.   ..............................  230,100    19,083,919
                                                            -----------
Investment Banking/Brokerage--0.9%
 Merrill Lynch & Co., Inc. .....................  239,400    16,189,425
                                                            -----------
Machinery (Diversified)--0.6%
 Deere & Co.   .................................  193,800    10,198,725
                                                            -----------
Manufacturing (Diversified)--1.0%
 Tyco International Ltd.   .....................  480,000    18,120,000
                                                            -----------
Natural Gas--0.4%
 Columbia Gas System, Inc. .....................   88,600     6,401,350
                                                            -----------
Oil (Domestic Integrated)--1.1%
 Tosco Corp.   .................................  561,200    18,519,600
                                                            -----------
Oil & Gas (Drilling & Equipment)--5.4%
 BJ Services Co. (b) ...........................   41,400     3,508,650
 Diamond Offshore Drilling, Inc. ...............   90,700     5,646,075
 ENSCO International, Inc. .....................  127,800     5,375,588
 Halliburton Co.  ..............................  299,600    17,863,650
 Nabors Industries, Inc. (b)  ..................  158,000     6,497,750
 Noble Drilling Corp. (b)  .....................  557,300    19,818,981
 Rowan Companies, Inc. (b) .....................   87,300     3,393,788
 Schlumberger Ltd.   ...........................  205,600    17,990,000
 Transocean Offshore, Inc. .....................  219,200    11,836,800
 Veritas DGC, Inc. (b)  ........................   43,000     1,760,313
                                                            -----------
                                                             93,691,595
                                                            -----------
Oil & Gas (Exploration & Production)--0.7%
 Apache Corp.  .................................  295,900    12,427,800
                                                            -----------
Paper & Forest Products--0.6%
 Fort James Corp. ..............................  246,700     9,790,906
                                                            -----------
Personal Care--1.1%
 Gillette Co.  .................................  206,700    18,409,219
                                                            -----------
Publishing (Newspapers)--0.6%
 Gannett Co, Inc. ..............................  197,600    10,386,350
                                                            -----------
Retail (Building Supplies)--0.6%
 Home Depot, Inc. ..............................  180,200    10,023,625
                                                            -----------
Retail (Drug Stores)--1.5%
 CVS Corp.  ....................................  261,700    16,045,481
 Rite Aid Corp.   ..............................  169,700    10,075,938
                                                            -----------
                                                             26,121,419
                                                            -----------
Retail (Food Chains)--0.6%
 Safeway, Inc. (b)   ...........................  180,900    10,514,812
                                                            -----------
Retail (General Merchandise)--1.2%
 Borders Group, Inc. (b)   .....................  206,100     5,345,719
 Staples, Inc. (b)   ...........................  572,800    15,036,000
                                                            -----------
                                                             20,381,719
                                                            -----------

                       See Notes to Financial Statements
6

Phoenix Balanced Fund Series
--------------------------------------------------------------------------------

                                               SHARES       VALUE
                                              --------- ---------------
Telecommunications (Cellular/Wireless)--1.2%
 AirTouch Communications, Inc. (b)  .........  518,400  $20,023,200
                                                        -------------
Telephone--0.1%
 LCI International, Inc. (b)  ...............   65,200    1,687,050
                                                        -------------
Tobacco--1.8%
 Philip Morris Companies, Inc.   ............  768,100   30,435,962
                                                        -------------
Waste Management--1.2%
 U.S. Filter Corp. (b)  .....................  516,800   20,736,600
                                                        -------------
TOTAL COMMON STOCKS
    (Identified cost $783,673,628)  ..................  893,754,098
                                                        -------------
FOREIGN COMMON STOCKS--2.9%
Banks (Major Regional)--0.2%
 Banco Rio de La Plata SA ADR
    (Argentina) (b)  ........................  355,000    3,727,500
                                                        -------------
Household Furn. & Appliances--1.8%
 Philips Electronics NV ADR NY
    Registered (Netherlands)  ...............  400,000   31,350,000
                                                        -------------
Oil (Domestic Integrated)--0.4%
 YPF Sociedad Anonima Sponsored
    ADR Class D (Argentina)   ...............  244,400    7,820,800
                                                        -------------
Oil (International Integrated)--0.5%
 Elf Aquitane Sponsored ADR (France) (b)       134,700    8,317,725
                                                        -------------
TOTAL FOREIGN COMMON STOCKS
    (Identified cost $50,522,802)...................     51,216,025
                                                        -------------
TOTAL LONG-TERM INVESTMENTS--87.2%
     (Identified cost $1,386,159,466)  .............  1,510,914,814
                                                        -------------


                                      STANDARD
                                      & POOR'S     PAR
                                       RATING      VALUE
                                     (Unaudited)   (000)
                                    ------------- ---------

SHORT-TERM OBLIGATIONS--10.2%
Commercial Paper--8.5%
 Cargill Inc. 5.65%, 11/3/97 ...... A-1+           $ 3,765      3,763,818
 Pitney Bowes Credit Corp.
    5.57%, 11/4/97  ............... A-1+             7,520      7,516,510
 International Lease Finance
    Corp. 5.50%, 11/5/97  ......... A-1             10,000      9,993,889
 Sara Lee Corp. 5.51%, 11/5/97     .A-1+             4,505      4,502,242
 Sara Lee Corp. 5.50%, 11/7/97     .A-1+            11,000     10,989,917
 Ciesco L.P. 5.52%, 11/10/97 ...... A-1+             2,775      2,771,171
 General Re Corp. 5.50%,
    11/10/97  ..................... A-1+            12,895     12,877,269
 Kimberly-Clark Corp. 5.57%,
    11/10/97  ..................... A-1+             8,000      7,988,860


                                   STANDARD
                                   & POOR'S     PAR
                                    RATING      VALUE
                                  (Unaudited)   (000)         VALUE
                                 ------------- --------- ----------------------

Commercial Paper--continued
 Kellogg Co. 5.52%,
    11/13/97  .................. A-1+           $ 5,300    $    5,290,248
 Enterprise Funding Corp.
    5.57%, 11/17/97 ............ A-1+             2,192         2,186,574
 Kimberly-Clark Corp.
    5.48%, 11/18/97 ............ A-1+             7,560         7,540,436
 Preferred Receivables
    Funding Corp. 5.53%,
    11/18/97  .................. A-1              7,150         7,131,329
 Albertson's Inc. 5.49%,
    11/19/97  .................. A-1              7,800         7,778,589
 Albertson's Inc. 5.50%,
    11/19/97  .................. A-1             10,665        10,635,671
 AlliedSignal Inc. 5.53%,
    11/19/97  .................. A-1              1,870         1,864,829
 Abbott Laboratories,
    5.50%, 11/20/97 ............ A-1+               200           199,419
 Receivables Capital Corp.
    5.55%, 11/20/97 ............ A-1+             5,121         5,106,000
 Private Export Funding
    Corp. 5.48%, 12/3/97  ...... A-1+             5,000         4,975,644
 Private Export Funding
    Corp. 5.51%, 12/3/97  ...... A-1+            15,000        14,926,533
 Private Export Funding
    Corp. 5.57%, 12/4/97  ...... A-1+             5,000         4,974,471
 Preferred Receivables
    Funding Corp. 5.52%,
    12/11/97  .................. A-1              5,790         5,753,224
 Heinz (H.J.) Co. 5.52%,
    12/15/97  .................. A-1              8,540         8,482,383
                                                           --------------
                                                              147,249,026
                                                           --------------
Federal Agency Securities--1.7%
 FFCB 5.50%, 11/3/97   .....................      5,000         5,000,091
 FHLMC 5.47%, 11/12/97 .....................     11,785        11,765,303
 FHLMC 5.46%, 11/13/97 .....................      5,835         5,824,380
 FNMA 5.46%, 11/24/97  .....................      6,170         6,148,477
                                                           --------------
                                                               28,738,251
                                                           --------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $175,988,440)  .....................        175,987,277
                                                           --------------
TOTAL INVESTMENTS--97.4%
 (Identified cost $1,562,147,906).....................      1,686,902,091(a)
 Cash and receivables, less liabilities--2.6%   ......         45,698,172
                                                           --------------
NET ASSETS--100.0%                                         $1,732,600,263
                                                           ==============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $145,763,717 and gross depreciation of $24,122,475 for income tax purposes. At October 31, 1997, the aggregate cost of securities for federal income tax purposes was $1,565,260,849.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1997, these securities amounted to a value of $54,137,312 or 3.1% of net assets.
(d) As rated by Moody's, Fitch or Duff & Phelps.
(e) Rights incorporated as a unit.
(f) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                        See Notes to Financial Statements
                                                                               7

Phoenix Balanced Fund Series
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1997


Assets
Investment securities at value
  (Identified cost $1,562,147,906)                          $1,686,902,091
Short-term investments held as collateral for loaned
  securities                                                       539,973
Cash                                                               971,706
Receivables
 Investment securities sold                                     48,531,371
 Dividends and interest                                          5,249,560
 Fund shares sold                                                  889,210
                                                            --------------
  Total assets                                               1,743,083,911
                                                            --------------
Liabilities
Payables
 Investment securities purchased                                 5,641,600
 Fund shares repurchased                                         2,408,668
 Collateral on securities loaned                                   539,973
 Investment advisory fee                                           798,944
 Distribution fee                                                  397,940
 Transfer agent fee                                                358,400
 Financial agent fee                                                33,481
 Trustees' fee                                                       3,636
Accrued expenses                                                   301,006
                                                            --------------
  Total liabilities                                             10,483,648
                                                            --------------
Net Assets                                                  $1,732,600,263
                                                            ==============
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $1,355,489,730
Undistributed net investment income                              4,441,011
Accumulated net realized gain                                  247,915,337
Net unrealized appreciation                                    124,754,185
                                                            --------------
Net Assets                                                  $1,732,600,263
                                                            ==============
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,702,384,566)           94,226,804
Net asset value per share                                   $        18.07
Offering price per share
 $18.07/(1-4.75%)                                           $        18.97
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $30,215,697)               1,675,102
Net asset value and offering price per share                $        18.04


                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 1997

Investment Income
Interest                                                      $ 52,009,109
Dividends                                                       12,458,844
Security lending                                                   844,196
                                                              ------------
   Total investment income                                      65,312,149
                                                              ------------
Expenses
Investment advisory fee                                          9,489,765
Distribution fee--Class A                                       4,424,138
Distribution fee--Class B                                          282,982
Financial agent fee                                                423,306
Transfer agent                                                   2,590,350
Printing                                                           350,915
Custodian                                                          147,813
Professional                                                        35,929
Registration                                                        31,799
Trustees                                                            19,365
Miscellaneous                                                       67,620
                                                              ------------
   Total expenses                                               17,863,982
                                                              ------------
Net investment income                                           47,448,167
                                                              ------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                250,102,191
Net realized gain on written options                                59,252
Net change in unrealized appreciation (depreciation) on
  investments                                                      404,566
                                                              ------------
Net gain on investments                                        250,566,009
                                                              ------------
Net increase in net assets resulting from
  operations                                                  $298,014,176
                                                              ============

                        See Notes to Financial Statements
8

Phoenix Balanced Fund Series
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Year Ended           Year Ended
                                                                                  October 31, 1997     October 31, 1996
                                                                                  ------------------   -----------------
From Operations
 Net investment income                                                             $   47,448,167       $   59,439,739
 Net realized gain                                                                    250,161,443          195,766,527
 Net change in unrealized appreciation (depreciation)                                     404,566           (9,808,717)
                                                                                   --------------       --------------
 Increase in net assets resulting from operations                                     298,014,176          245,397,549
                                                                                   --------------       --------------
From Distributions to Shareholders
 Net investment income--Class A                                                       (48,278,671)         (62,440,078)
 Net investment income--Class B                                                          (561,622)            (463,570)
 Net realized gains--Class A                                                         (194,038,812)        (124,234,079)
 Net realized gains--Class B                                                           (2,800,356)            (996,128)
                                                                                   --------------       --------------
 Decrease in net assets from distributions to shareholders                           (245,679,461)        (188,133,855)
                                                                                   --------------       --------------
From Share Transactions
Class A
 Proceeds from sales of shares (4,597,468 and 8,800,790 shares, respectively)          78,630,179          149,289,059
 Net asset value of shares issued from reinvestment of distributions
  (13,753,866 and 10,383,411 shares, respectively)                                    223,224,574          172,128,352
 Cost of shares repurchased (32,162,386 and 48,762,578 shares, respectively)         (548,027,979)        (825,995,436)
                                                                                   --------------       --------------
Total                                                                                (246,173,226)        (504,578,025)
                                                                                   --------------       --------------
Class B
 Proceeds from sales of shares (319,964 and 616,550 shares, respectively)               5,480,183           10,464,882
 Net asset value of shares issued from reinvestment of distributions
  (189,697 and 80,135, respectively)                                                    3,074,179            1,326,954
 Cost of shares repurchased (329,164 and 199,574 shares, respectively)                 (5,630,228)          (3,374,422)
                                                                                   --------------       --------------
Total                                                                                   2,924,134            8,417,414
                                                                                   --------------       --------------
 Decrease in net assets from share transactions                                      (243,249,092)        (496,160,611)
                                                                                   --------------       --------------
 Net decrease in net assets                                                          (190,914,377)        (438,896,917)
Net Assets
 Beginning of period                                                                1,923,514,640        2,362,411,557
                                                                                   --------------       --------------
 End of period (including undistributed net investment income of
  $4,441,011 and $4,825,975, respectively)                                         $1,732,600,263       $1,923,514,640
                                                                                   ==============       ==============


                       See Notes to Financial Statements
                                                                               9

Phoenix Balanced Fund Series
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)

                                                                                  Class A
                                           --------------------------------------------------------------------------------------
                                                                           Year Ended October 31,
                                                1997              1996             1995             1994              1993
                                           ----------------- ---------------- ---------------- ----------------- ----------------
Net asset value, beginning of period             $17.56           $17.04             $15.23           $16.64            $15.92
Income from investment operations
 Net investment income                             0.48             0.48               0.52             0.48              0.46
 Net realized and unrealized gain (loss)           2.38             1.46               1.80            (1.01)             1.08
                                            -------------     ------------     ------------      -----------      ------------
  Total from investment operations                 2.86             1.94               2.32            (0.53)             1.54
                                            -------------     ------------     ------------      -----------      ------------
Less distributions
 Dividends from net investment income              ( 0.48)          ( 0.49)           (0.51)           (0.49)            (0.46)
 Dividends from net realized gains                 ( 1.87)          ( 0.93)              --            (0.39)            (0.36)
                                            -------------     ------------     ------------      -----------      ------------
  Total distributions                              ( 2.35)          ( 1.42)           (0.51)           (0.88)            (0.82)
                                            -------------     ------------     ------------      -----------      ------------
Change in net asset value                          0.51             0.52               1.81            (1.41)             0.72
                                            -------------     ------------     ------------      -----------      ------------
Net asset value, end of period                   $18.07           $17.56             $17.04           $15.23            $16.64
                                            =============     ============     ============      ===========      ============
Total return(1)                                   18.04  %         12.03  %           15.52%           (3.28)%            9.92%
Ratios/supplemental data:
Net assets, end of period (thousands)       $1,702,385        $1,897,306         $2,345,440       $2,601,808        $3,126,014
Ratio to average net assets of:
 Operating expenses                                0.98  %          1.01  %            1.02%            0.96%             0.95%
 Net investment income                             2.65  %          2.74  %            3.27%            3.03%             2.88%
Portfolio turnover                                    206%             191%             197%             159%              130%
Average commission rate paid(4)                   $0.0541          $0.0546          N/A              N/A               N/A

                                                                       Class B
                                             ------------------------------------------------------------
                                                                                            From
                                                                                         Inception
                                                      Year Ended October 31,             7/15/94 to
                                               1997          1996           1995          10/31/94
                                             -----------   -----------   ------------   -----------------
Net asset value, beginning of period         $17.54        $17.01        $15.23          $15.27
Income from investment operations
 Net investment income                         0.35          0.35          0.40            0.09
 Net realized and unrealized gain (loss)       2.37          1.47          1.80           (0.04)
                                             --------      --------      -------         ----------
  Total from investment operations             2.72          1.82          2.20            0.05
                                             --------      --------      -------         ----------
Less distributions
 Dividends from net investment income         (0.35)        (0.36)        (0.42)          (0.09)
 Dividends from net realized gains            (1.87)        (0.93)           --              --
                                             --------      --------      -------         ----------
  Total distributions                         (2.22)        (1.29)        (0.42)          (0.09)
                                             --------      --------      -------         ----------
Change in net asset value                      0.50          0.53          1.78           (0.04)
                                             --------      --------      -------         ----------
Net asset value, end of period               $18.04        $17.54        $17.01          $15.23
                                             ========      ========      =======         ==========
Total return(1)                               17.13%        11.24%        14.68%           0.34%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)       $30,216       $26,209       $16,971          $4,629
Ratio to average net assets of:
 Operating expenses                            1.73%         1.76%         1.78%           1.65%(2)
 Net investment income                         1.90%         1.96%         2.46%           2.36%(2)
Portfolio turnover                              206%          191%          197%            159%
Average commission rate paid(4)            $ 0.0541       $0.0546           N/A             N/A

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                        See Notes to Financial Statements
10

Phoenix Convertible Fund Series
--------------------------------------------------------------------------------

                         INVESTMENTS AT OCTOBER 31, 1997

                                               STANDARD
                                               & POOR'S     PAR
                                                RATING      VALUE
                                             (Unaudited)    (000)        VALUE
                                             ------------- ---------   -------------
CONVERTIBLE BONDS--47.8%
Advertising--1.3%
 Interpublic Group Cv. 144A
    1.80%, 9/16/04 (c) ..................... NR             $ 2,500     $ 2,034,375
 Omnicom Group, Inc. Cv. 144A
    4.25%, 1/3/07 (c)  ..................... A-                 510         640,050
                                                                        -----------
                                                                          2,674,425
                                                                        -----------
Communications Equipment--0.7%
 BBN Corp. Cv. 6%, 4/1/12 .................. B(d)             1,500       1,447,500
                                                                        -----------
Computers (Software & Services)--3.0%
 Adaptec, Inc. Cv. 4.75%,
    2/1/04 ................................. NR               2,000       2,297,500
 EMC Corp. Cv. 144A 3.25%,
    3/15/02 (c)  ........................... BB+              1,000       1,372,500
 System Software Association
    14%, 9/15/02 ........................... NR               2,750       2,681,250
                                                                        -----------
                                                                          6,351,250
                                                                        -----------
Electrical Equipment--1.9%
 Thermo Electron Corp. Cv.
    144A 4.25%, 1/1/03 (c)   ............... A-               3,500       3,950,625
                                                                        -----------
Electronics (Instrumentation)--0.9%
 Xilinx, Inc. Cv. 144A 5.25%,
    11/1/02 (c)  ........................... B                1,850       1,803,750
                                                                        -----------
Health Care (Hospital Management)--1.0%
 Tenet Healthcare Cv. 6%,
    12/1/05   .............................. B+               2,075       2,023,125
                                                                        -----------
Health Care (Long Term Care)--0.8%
 Sunrise Assisted Living Cv.
    144A 5.50%, 6/15/02 (c)  ............... B-               1,500       1,773,750
                                                                        -----------
Leisuretime (Products)--6.0%
 Family Golf Centers, Inc. Cv.
    144A 5.75%, 10/15/04 (c) ............... NR               1,000         972,500
 Imax Corp. Cv. 5.75%, 4/1/03   ............ NR               2,500       3,271,875
 Time Warner, Inc. Cv. 0%,
    12/17/12  .............................. BBB-             3,000       1,188,750
 Time Warner, Inc. Cv. 0%,
    6/22/13   .............................. BBB-            14,635       7,207,738
                                                                        -----------
                                                                         12,640,863
                                                                        -----------
Lodging--Hotels--0.4%
 Marriott International, Inc. Cv.
    144A 0%, 3/25/11 (c)  .................. BBB              1,390         900,025
                                                                        -----------
Metals Mining--3.7%
 Coeur d'Alene Euro Cv. 6%,
    6/10/02   .............................. CCC+             1,000         858,750
 Coeur d'Alene Cv. 144A 7.25%,
    10/31/05 (c) ........................... NR               6,000       5,475,000
 Stillwater Mining Co. Cv. 7%,
    5/1/03 ................................. NR               1,500       1,477,500
                                                                        -----------
                                                                          7,811,250
                                                                        -----------


                                               STANDARD
                                               & POOR'S      PAR
                                                RATING      VALUE
                                             (Unaudited)    (000)         VALUE
                                             ------------- ---------   -------------
Oil (Domestic Integrated)--0.5%
 Pennzoil Co. Series US Cv.
    4.75%, 10/1/03  ........................ BBB            $   730     $ 1,031,125
                                                                        -----------
Oil & Gas (Drilling & Equipment)--5.2%
 Baker Hughes, Inc. Cv. 0%,
    5/5/08 ................................. A                2,100       1,858,500
 Halter Marine Group, Inc. Cv.
    144A 4.50%, 9/15/04 (c)  ............... B+               2,175       2,745,937
 Key Energy Group Cv. 144A
    5%, 9/15/04 (c) ........................ NR               2,000       2,037,500
 Loews Corp. Cv. 3.125%,
    9/15/07   .............................. A+               2,000       2,277,500
 Nabors Industries, Inc. Cv. 5%,
    5/15/06   .............................. BBB-               805       1,873,638
                                                                        -----------
                                                                         10,793,075
                                                                        -----------
Oil & Gas (Exploration & Production)--1.3%
 Apache Corp. Cv. 144A 6%,
    1/15/02 (c)  ........................... BBB              2,000       2,750,000
                                                                        -----------
Professional Services--1.5%
 CORESTAFF, Inc. Cv. 2.94%,
    8/15/04   .............................. NR               4,000       3,240,000
                                                                        -----------
Publishing--1.1%
 Hollinger, Inc. Yankee Series
    US (LYONS) Cv. 0%,
    10/5/13   .............................. BB-              6,000       2,280,000
                                                                        -----------
Publishing (Newspapers)--0.7%
 Times Mirror Co. Cv. 144A 0%,
    4/15/17 (c)  ........................... A                3,500       1,408,750
                                                                        -----------
Retail (Drug Stores)--2.7%
 Rite Aid Corp. Cv. 144A
    5.25%, 9/15/02 (c) ..................... BBB              5,175       5,550,187
                                                                        -----------
Retail (General Merchandise)--6.4%
 Home Depot, Inc. Cv. 3.25%,
    10/1/01   .............................. A+               3,125       4,023,437
 Office Depot, Inc. Cv. 0%,
    11/1/08   .............................. BB-              5,000       3,112,500
 Pep Boys Cv. 0%, 9/20/11 .................. BBB              7,775       4,169,344
 Saks Holdings, Inc. Cv. 5.50%,
    9/15/06   .............................. B                1,250       1,064,062
 Sports Authority, Inc. (The) Cv.
    144A 5.25%, 9/15/01 (c)  ............... B                1,000         923,750
                                                                        -----------
                                                                         13,293,093
                                                                        -----------
Telecommunications (Cellular/Wireless)--1.6%
 Itron, Inc. Cv. 6.75%,
    3/31/04   .............................. NR               1,000       1,110,000
 U.S. Cellular Corp. Cv. 0%,
    6/15/15   .............................. BBB-             6,000       2,205,000
                                                                        -----------
                                                                          3,315,000
                                                                        -----------

                       See Notes to Financial Statements
                                                                              13

Phoenix Convertible Fund Series
--------------------------------------------------------------------------------


                                      STANDARD
                                      & POOR'S     PAR
                                       RATING      VALUE
                                    (Unaudited)    (000)         VALUE
                                    ------------- ---------   -------------
Utility--Water--0.9%
 Atria Communities, Inc. Cv.
    144A 5%, 10/15/02 (c) ......... NR             $ 1,000     $  1,006,250
 World Access, Inc. Cv. 144A
    4.50%, 10/1/02 (c) ............ CCC+             1,000          960,000
                                                               ------------
                                                                  1,966,250
                                                               ------------
Waste Management--6.2%
 Chemical Waste Management,
    Inc. Cv. 0%, 8/16/10  ......... BBB+            14,150        6,509,000
 U.S.A. Waste Services, Inc. Cv.
    4%, 2/1/02   .................. BBB-             2,650        2,822,250
 WMX Technologies, Inc.
    Subordinate Notes Cv. 2%,
    1/24/05   ..................... BBB+             4,485        3,700,125
                                                               ------------
                                                                 13,031,375
                                                               ------------
TOTAL CONVERTIBLE BONDS
 (Identified cost $96,840,155)...........................       100,035,418
                                                               ------------
CONVERTIBLE FOREIGN BONDS--6.8%
Germany--0.6%
 Volkswagen Cv. 144A 3%,
    1/24/02 (c)  .................. A+               1,000        1,172,500
                                                               ------------
Ireland--0.8%
 Elan International Finance
    (LYON) Cv. 0%, 10/16/12  ...... BBB-             1,500        1,629,375
                                                               ------------
Switzerland--4.4%
 Roche Holdings, Inc. Cv. 144A
    0%, 5/6/12 (c)  ............... NR              11,450        4,980,750
 Sandoz Capital BVI Ltd. Cv.
    144A 2%, 10/6/02 (c)  ......... Aaa(d)           2,830        4,145,950
                                                               ------------
                                                                  9,126,700
                                                               ------------
United Kingdom--1.0%
 Grand Metropolitan PLC Cv.
    144A 6.50%, 1/31/00 (c)  ...... A+               1,640        2,132,000
                                                               ------------
TOTAL CONVERTIBLE FOREIGN BONDS
 (Identified cost $12,059,638)...........................        14,060,575
                                                               ------------


                                                  SHARES
                                                  --------
CONVERTIBLE PREFERRED STOCKS--16.8%
Airlines--1.0%
 Trans World Air Cv. Pfd. 8% (b)   ............   72,000      2,106,000
                                                              ---------
Broadcasting (Television, Radio & Cable)--0.9%
 Merrill Lynch & Co. Series Cox
    (STRYPES) Cv. Pfd. 6% .....................   49,100      1,331,837
 TCI Pacific Communications Cv. Pfd.
    5%  .......................................    5,000        696,875
                                                              ---------
                                                              2,028,712
                                                              ---------
Computers (Software & Services)--0.4%
 Microsoft Corp. Series A Cv. Pfd. $2.196      .   8,500        750,125
                                                              ---------


                                                    SHARES       VALUE
                                                   ---------   -------------
Conglomerates--0.5%
 USX Corp. Cv. Pfd. 6.75%  .....................     50,000     $ 1,125,000
                                                                -----------
Electric Companies--1.7%
 AES Trust I Series A (TECONS) Cv. Pfd.
    5.375%  ....................................     20,000       1,280,000
 Houston Industries, Inc. (ACES) Cv. Pfd.
    7% (b)  ....................................     40,300       2,206,425
                                                                -----------
                                                                  3,486,425
                                                                -----------
Health Care (Diversified)--0.7%
 McKesson Corp. Cv. Pfd. 144A $2.50 (c)         .    20,500       1,566,969
                                                                -----------
Insurance (Multi-Line)--1.9%
 St. Paul Capital LLC (MIPS) Cv. Pfd. 6%  ......     56,000       3,920,000
                                                                -----------
Metals Mining--0.8%
 Coeur d'Alene Cv. Pfd. 7% .....................     35,000         549,063
 Timet Capital Trust I Cv. Pfd. 144A
    6.625% (c) .................................     20,000       1,040,000
                                                                -----------
                                                                  1,589,063
                                                                -----------
Natural Gas--0.5%
 MCN Energy Group, Inc. (PRIDES) Cv.
    Pfd. 8.75% (b)   ...........................     34,900       1,057,906
                                                                -----------
Oil & Gas (Drilling & Equipment)--1.0%
 EVI, Inc. Cv. Pfd. 144A 5%,
    11/1/27 (c)   ..............................     42,000       2,115,750
                                                                -----------
Oil (Domestic Integrated)--4.2%
 Lomak Petroleum Cv. Pfd. 144A 5.75% (c).            50,000       2,531,250
 Occidental Petroleum Corp. Series 1993
    Cv. Pfd. 144A $3.875 (c)  ..................    101,000       6,274,625
                                                                -----------
                                                                  8,805,875
                                                                -----------
Savings & Loan Companies--0.7%
 Ahmanson (H. F.) & Co. Series D Cv.
    Pfd. 6% ....................................     12,900       1,560,900
                                                                -----------
Telecommunications (Cellular/wireless)--1.9%
 Airtouch Communication Series C Cv.
    Pfd. 4.25% (b)   ...........................     65,000       3,900,000
                                                                -----------
Telephone--0.6%
 US West, Inc. Series D Cv. Pfd. 4.50% .........     21,000       1,204,875
                                                                -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified cost $30,644,298)..............................     35,217,600
                                                                -----------
COMMON STOCKS--12.2%
Communications Equipment--0.4%
 Ciena Corp. (b)  ..............................     19,000       1,045,000
                                                                -----------
Electronics (Instrumentation)--1.7%
 Perkin Elmer Corp.  ...........................     58,500       3,656,267
                                                                -----------
Health Care (Diversified)--0.5%
 Warner-Lambert Co.  ...........................      7,300       1,045,269
                                                                -----------
Health Care (Drugs--Major Pharmaceuticals)--1.5%
 Lilly (Eli) & Co.   ...........................     23,200       1,551,500
 Pfizer, Inc.  .................................     21,600       1,528,200
                                                                -----------
                                                                  3,079,700
                                                                -----------

                       See Notes to Financial Statements
14

Phoenix Convertible Fund Series
--------------------------------------------------------------------------------

                                              SHARES        VALUE
                                              --------   -------------
Metals Mining--1.0%
 NS Group, Inc. (b)   .....................    36,500     $    976,375
 Stillwater Mining Co. (b)  ...............    49,300        1,022,975
                                                          ------------
                                                             1,999,350
                                                          ------------
Natural Gas--1.3%
 El Paso Natural Gas Co. ..................    46,400        2,781,140
                                                          ------------
Oil (Domestic Integrated)--0.8%
 Forcenergy, Inc. (b) .....................    12,100          394,763
 Houston Exploration Co. (The) (b)   ......    29,000          703,250
 Noble Affiliates, Inc.  ..................    12,500          513,281
                                                          ------------
                                                             1,611,294
                                                          ------------
Oil & Gas (Drilling & Equipment)--1.5%
 BJ Services Co. (b)  .....................    12,600        1,067,850
 Noble Drilling Corp. (b)   ...............    30,393        1,080,851
 Rowan Companies, Inc. (b)  ...............    26,800        1,041,850
                                                          ------------
                                                             3,190,551
                                                          ------------
Oil & Gas (Exploration & Production)--1.3%
 Anadarko Petroleum Corp.   ...............     9,000          659,250
 Newfield Exploration Co. (b)  ............    15,300          415,013
 United Meridian Corp. (b)  ...............    46,300        1,571,306
                                                          ------------
                                                             2,645,569
                                                          ------------
Retail (Drug Stores)--1.1%
 Rite Aid Corp. ...........................    39,297        2,333,259
                                                          ------------
Telecommunications (Long Distance)--1.1%
 AT&T Corp.  ..............................    45,400        2,221,768
                                                          ------------
TOTAL COMMON STOCKS
 (Identified cost $23,630,452)........................      25,609,167
                                                            ------------
FOREIGN COMMON STOCKS--0.5%
Oil & Gas (Drilling & Equipment)--0.5%
 Bouygues Offshore SA ADR (France)   ......    44,800        1,086,400
                                                          ------------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $1,154,663) ........................       1,086,400
                                                           ------------
TOTAL LONG-TERM INVESTMENTS--84.1%
 (Identified cost $164,329,206)  .....................     176,009,160
                                                            ------------


                                     STANDARD
                                     & POOR'S     PAR
                                      RATING      VALUE
                                    (Unaudited)   (000)         VALUE
                                    ----------- --------   -----------------
SHORT-TERM OBLIGATIONS--11.5%
Commercial Paper--11.5%
 Ciesco L.P. 5.70%, 11/3/97 ......... A-1+        $1,005      $    1,004,682
 Preferred Receivables Funding
    Corp. 5.55%, 11/4/97 ............ A-1          3,425           3,423,416
 Schering Corp. 5.52%, 11/4/97       .A-1+         3,240           3,238,510
 Asset Securitization Cooperative
    Corp. 5.60%, 11/6/97 ............ A-1+           500             499,611
 Exxon Imperial U.S., Inc.
    5.53%, 11/7/97 .................. A-1+         3,380           3,376,885
 General Electric Capital Corp.
    5.53%, 11/17/97   ............... A-1+         3,365           3,356,730
 Kimberly-Clark Corp. 5.48%,
    11/20/97 ........................ A-1+         3,400           3,390,166
 Abbott Laboratories 5.50%,
    11/26/97 ........................ A-1+         1,200           1,195,417
 DuPont (E.I.) de Nemours &
    Co. 5.50%, 12/2/97   ............ A-1+         1,100           1,094,639
 Preferred Receivables Funding
    Corp. 5.55%, 12/8/97 ............ A-1          1,115           1,108,512
 Preferred Receivables Funding
    Corp. 5.55%, 12/18/97   ......... A-1            675             670,109
 Corporate Receivables Corp.
    5.58%, 1/28/98 .................. A-1          1,590           1,568,805
                                                              --------------
                                                                  23,927,482
                                                              --------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $23,927,267) ........................          23,927,482
                                                               --------------
TOTAL INVESTMENTS--95.6%
  (Identified cost $188,256,473)........................         199,936,642(a)
  Cash and receivables, less liabilities--4.4% .........           9,296,371
                                                               --------------

 NET ASSETS--100.0% ....................................        $209,233,013
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,055,557 and gross depreciation of $4,383,965 for income tax purposes. At October 31, 1997, the aggregate cost of securities for federal income tax purposes was $188,265,050.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1997, these securities amounted to a value of $62,264,743 or 29.8% of net assets.
(d) As rated by Moody's.

                        See Notes to Financial Statements
                                                                              15

Phoenix Convertible Fund Series
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1997

Assets
Investment securities at value
 (Identified cost $188,256,473)                             $199,936,642
Short-term investments held as collateral for loaned
  securities                                                   4,200,000
Cash                                                              15,168
Receivables
 Investment securities sold                                   10,387,476
 Fund shares sold                                              1,047,115
 Dividends and interest                                          771,822
                                                            ------------
  Total assets                                               216,358,223
                                                            ------------
Liabilities
Payables
 Collateral on securities loaned                               4,200,000
 Investment securities purchased                               2,341,734
 Fund shares repurchased                                         317,345
 Investment advisory fee                                         119,007
 Distribution fee                                                 51,008
 Transfer agent fee                                               34,580
 Financial agent fee                                               9,192
 Trustees' fee                                                     3,636
Accrued expenses                                                  48,708
                                                            ------------
  Total liabilities                                            7,125,210
                                                            ------------
Net Assets                                                  $209,233,013
                                                            ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $171,077,545
Undistributed net investment income                              422,034
Accumulated net realized gain                                 26,053,265
Net unrealized appreciation                                   11,680,169
                                                            ------------
Net Assets                                                  $209,233,013
                                                            ============
Class A
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $201,169,632)             9,808,361
Net asset value per share                                   $      20.51
Offering price per share
 $20.51/(1-4.75%)                                           $      21.53
Class B
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $8,063,381)                 394,604
Net asset value and offering price per share                $      20.43


                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 1997

Investment Income
Interest                                                  $ 6,784,461
Dividends                                                   2,038,259
Security lending                                               33,035
                                                          -----------
   Total investment income                                  8,855,755
                                                          -----------
Expenses
Investment advisory fee                                     1,361,661
Distribution fee--Class A                                     505,949
Distribution fee--Class B                                      71,069
Financial agent fee                                            98,407
Transfer agent                                                240,071
Printing                                                       38,324
Custodian                                                      21,258
Professional                                                   19,969
Trustees                                                       19,368
Registration                                                   15,618
Miscellaneous                                                  10,492
                                                          -----------
   Total expenses                                           2,402,186
                                                          -----------
Net investment income                                       6,453,569
                                                          -----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                            26,029,187
Net realized gain on foreign currency transactions              1,395
Net change in unrealized appreciation (depreciation) on
  investments                                               1,273,001
                                                          -----------
Net gain on investments                                    27,303,583
                                                          -----------
Net increase in net assets resulting from
  operations                                              $33,757,152
                                                          ===========

                        See Notes to Financial Statements
16

Phoenix Convertible Fund Series
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Year Ended           Year Ended
                                                                                     October 31, 1997     October 31, 1996
                                                                                     ------------------   -----------------
From Operations
 Net investment income                                                                 $   6,453,569       $   8,303,695
 Net realized gain                                                                        26,030,582          13,764,508
 Net change in unrealized appreciation (depreciation)                                      1,273,001           6,532,321
                                                                                       -------------       -------------
 Increase in net assets resulting from operations                                         33,757,152          28,600,524
                                                                                       -------------       -------------
From Distributions to Shareholders
 Net investment income--Class A                                                           (6,482,244)         (8,803,953)
 Net investment income--Class B                                                             (177,737)           (164,704)
 Net realized gains--Class A                                                             (13,252,457)         (6,839,551)
 Net realized gains--Class B                                                                (398,476)           (129,752)
                                                                                       -------------       -------------
 Decrease in net assets from distributions to shareholders                               (20,310,914)        (15,937,960)
                                                                                       -------------       -------------
From Share Transactions
Class A
 Proceeds from sales of shares (701,929 and 906,746 shares, respectively)                 13,664,448          16,946,702
 Net asset value of shares issued from reinvestment of distributions (854,224 and
  703,569 shares, respectively)                                                           16,093,284          12,908,037
 Cost of shares repurchased (2,904,061 and 2,489,652 shares, respectively)               (56,421,242)        (46,749,267)
                                                                                       -------------       -------------
Total                                                                                    (26,663,510)        (16,894,528)
                                                                                       -------------       -------------
Class B
 Proceeds from sales of shares (131,986 and 125,709 shares, respectively)                  2,562,597           2,344,422
 Net asset value of shares issued from reinvestment of distributions (21,826 and
  11,529 shares, respectively)                                                               410,540             211,321
 Cost of shares repurchased (68,900 and 31,996 shares, respectively)                      (1,343,541)           (602,797)
                                                                                       -------------       -------------
Total                                                                                      1,629,596           1,952,946
                                                                                       -------------       -------------
 Decrease in net assets from share transactions                                          (25,033,914)        (14,941,582)
                                                                                       -------------       -------------
 Net decrease in net assets                                                              (11,587,676)         (2,279,018)
Net Assets
 Beginning of period                                                                     220,820,689         223,099,707
                                                                                       -------------       -------------
 End of period (including undistributed net investment income of
  $422,034 and $657,595, respectively)                                                 $ 209,233,013       $ 220,820,689
                                                                                       =============       =============


                        See Notes to Financial Statements
                                                                              17

Phoenix Convertible Fund Series
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                                              Class A
                                           -----------------------------------------------------------------------------
                                                                      Year Ended October 31,
                                                1997            1996           1995            1994            1993
                                           --------------- --------------- -------------- --------------- --------------
Net asset value, beginning of period          $19.26          $18.23            $17.56         $19.34          $18.86
Income from investment operations
 Net investment income                          0.61(4)         0.70(4)           0.87           0.78            0.68
 Net realized and unrealized gain (loss)        2.54            1.68              1.04          (1.06)           1.53
                                             -----------     -----------    ----------      ---------      ----------
  Total from investment operations              3.15            2.38              1.91          (0.28)           2.21
                                             -----------     -----------    ----------      ---------      ----------
Less distributions
 Dividends from net investment income          (0.64)          (0.77)            (1.05)         (0.69)          (0.73)
 Dividends from net realized gains             (1.26)          (0.58)            (0.19)         (0.81)          (1.00)
                                             -----------     -----------    ----------      ---------      ----------
  Total distributions                          (1.90)          (1.35)            (1.24)         (1.50)          (1.73)
                                             -----------     -----------    ----------      ---------      ----------
Change in net asset value                       1.25            1.03              0.67          (1.78)           0.48
                                             -----------     -----------    ----------      ---------      ----------
Net asset value, end of period                $20.51          $19.26            $18.23         $17.56          $19.34
                                            ============    ============    ==========      =========      ==========
Total return(1)                                17.40%          13.55%            11.45%         (1.48)%         12.58%
Ratios/supplemental data:
Net assets, end of period (thousands)       $201,170        $214,874          $219,384       $226,294        $252,072
Ratio to average net assets of:
 Operating expenses                             1.12%           1.17%             1.18%          1.14%           1.15%
 Net investment income                          3.11%           3.75%             4.78%          4.27%           3.70%
Portfolio turnover                               152%            141%               79%            91%             94%
Average commission rate paid(5)              $0.0661         $0.0619          N/A                 N/A             N/A


                                                                             Class B
                                             -----------------------------------------------------------------------
                                                                                                       From
                                                                                                    Inception
                                                           Year Ended October 31,                   7/15/94 to
                                                1997              1996               1995            10/31/94
                                             ---------------   ---------------   ---------------   -----------------
Net asset value, beginning of period            $19.20           $18.17           $17.55            $17.59
Income from investment operations
 Net investment income                            0.46(4)          0.55(4)          0.70(4)           0.15
 Net realized and unrealized gain (loss)          2.52             1.68             1.07             (0.06)
                                               -----------       -----------      -----------        ---------
  Total from investment operations                2.98              2.23            1.77              0.09
                                               -----------       ----------       -----------        ---------
Less distributions
 Dividends from net investment income            (0.49)            (0.62)          (0.96)            (0.13)
 Dividends from net realized gains               (1.26)            (0.58)          (0.19)               --
                                               -----------       -----------      -----------        ---------
  Total distributions                             (1.75)           (1.20)          (1.15)            (0.13)
                                               -----------       -----------      -----------        ---------
Change in net asset value                          1.23             1.03            0.62             (0.04)
                                               -----------       -----------      -----------        ---------
Net asset value, end of period                  $20.43            $19.20          $18.17            $17.55
                                              ============      ============      ===========        =========
Total return(1)                                  16.49%            12.72%          10.59%             0.49%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)           $8,063            $5,947          $3,715              $856
Ratio to average net assets of:
 Operating expenses                               1.87%             1.92%           1.95%             1.83%(2)
 Net investment income                            2.33%             2.95%           3.92%             3.29%(2)
Portfolio turnover                                 152%              141%             79%               91%
Average commission rate paid(5)                $0.0661           $0.0619             N/A                N/A

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                        See Notes to Financial Statements
18

Phoenix Growth Fund Series
--------------------------------------------------------------------------------

                         INVESTMENTS AT OCTOBER 31, 1997

                                       SHARES           VALUE
                                       -----------   --------------
COMMON STOCKS--83.5%
Air Freight--0.9%
 Federal Express Corp. (b)  ......     340,000      $ 22,695,000
                                                    ------------
Banks (Major Regional)--5.5%
 AmSouth Bancorporation  .........     145,000         6,969,062
 BankBoston Corp.  ...............     310,000        25,129,375
 Compass Bankshares, Inc.   ......     185,100         6,975,956
 Fleet Financial Group, Inc.   ...     385,000        24,760,313
 Mellon Bank Corp. ...............     800,000        41,250,000
 Nationsbank Corp. ...............     625,000        37,421,875
                                                    ------------
                                                     142,506,581
                                                    ------------
Banks (Money Center)--2.9%
 BankAmerica Corp. ...............     671,900        48,040,850
 Citicorp ........................     220,000        27,513,750
                                                    ------------
                                                      75,554,600
                                                    ------------
Broadcasting (Televison, Radio, &
Cable)--0.2%
 Chancellor Media Corp. (b) ......     105,100         5,767,363
                                                    ------------
Communications Equipment--1.5%
 Ciena Corp. (b)   ...............     250,000        13,750,000
 Lucent Technologies, Inc.  ......     317,100        26,140,931
                                                    ------------
                                                      39,890,931
                                                    ------------
Computers (Hardware)--4.2%
 International Business Machines     1,100,000       107,868,750
                                                    ------------
Corp.
Computers (Networking)--1.0%
 Cisco Systems, Inc. (b) .........     325,000        26,660,140
                                                    ------------
Computers (Peripherals)--1.5%
 EMC Corp. (b)  ..................     700,000        39,200,000
                                                    ------------
Computers (Software &
Services)--2.7%
 Adaptec, Inc. (b) ...............     600,000        29,062,500
 BMC Software, Inc. (b)  .........     400,000        24,150,000
 Compuware Corp. (b)  ............     225,000        14,878,125
 Edwards (J.D.) & Co. (b)   ......      64,500         2,193,000
                                                    ------------
                                                      70,283,625
                                                    ------------
Chemicals--1.3%
 Monsanto Co.   ..................     758,400        32,421,600
                                                    ------------
Chemicals (Specialty)--0.6%
 Solutia, Inc. (b) ...............     650,000        14,381,250
                                                    ------------
Distributors (Food & Health)--1.7%
 Cardinal Health, Inc.   .........     575,000        42,693,750
                                                    ------------
Electrical Equipment--2.0%
 General Electric Co. ............     762,300        49,215,994
 Honeywell, Inc.   ...............      35,100         2,388,994
                                                    ------------
                                                      51,604,988
                                                    ------------
Electronics (Instrumentation)--0.5%
 Linear Technology Corp. .........     190,000        11,946,250
                                                    ------------
Electronics (Semiconductors)--2.6%
 National Semiconductor Corp. (b)    1,050,000        37,800,000
 Texas Instruments, Inc. .........     270,000        28,805,625
                                                    ------------
                                                      66,605,625
                                                    ------------


                                       SHARES           VALUE
                                       -----------   --------------
Entertainment--1.9%
 Tele-Comm Liberty Media Group (b) ....1,400,000 .    $ 48,737,500
                                                      ------------
Financial (Diversified)--2.4%
 American Express Co. ............     505,000        39,390,000
 Franklin Resources, Inc.   ......     160,000        14,380,000
 Price (T. Rowe) Associates ......     135,200         8,957,000
                                                    ------------
                                                      62,727,000
                                                    ------------
Health Care (Diversified)--1.9%
 Bristol-Myers Squibb Co.   ......     550,000        48,262,500
                                                    ------------
Health Care (Drugs--Major
Pharmaceuticals)--7.2%
 Lilly (Eli) & Co. ...............     668,400        44,699,250
 Merck & Co., Inc. ...............     500,000        44,625,000
 Pfizer, Inc.   ..................   1,200,000        84,900,000
 Watson Pharmaceuticals, Inc. (b)      400,000        12,700,000
                                                    ------------
                                                     186,924,250
                                                    ------------
Health Care (Hospital
Management)--1.2%
 HBO & Co.   .....................     720,000        31,320,000
                                                    ------------
Health Care (Medical Products &
Supplies)--2.7%
 Guidant Corp.  ..................     774,300        44,522,250
 Medtronic, Inc.   ...............     600,000        26,100,000
                                                    ------------
                                                      70,622,250
                                                    ------------
Household Furn. & Appliances--0.5%
 Sunbeam Corp., Inc.  ............     300,000        13,593,750
                                                    ------------
Household Products
(Non-Durables)--1.0%
 Colgate-Palmolive Co.   .........     385,000        24,928,750
                                                    ------------
Insurance (Multi-Line)--2.9%
 Hartford Financial Services Group,    375,000        30,375,000
Inc.
 Travelers Group, Inc.   .........     625,000        43,750,000
                                                    ------------
                                                      74,125,000
                                                    ------------
Insurance (Property-Casualty)--1.8%
 Allstate Corp. ..................     550,000        45,615,625
                                                    ------------
Investment Banking/Brokerage--0.9%
 Merrill Lynch & Co., Inc.  ......     360,000        24,345,000
                                                    ------------
Machinery (Diversified)--1.2%
 Deere & Co. .....................     590,000        31,048,750
                                                    ------------
Manufacturing (Diversified)--1.5%
 Tyco International Ltd. .........   1,000,000        37,750,000
                                                    ------------
Oil (Domestic Integrated)--1.5%
 Tosco Corp. .....................   1,140,000        37,620,000
                                                    ------------
Oil & Gas (Drilling & Equipment)--7.9%
 BJ Services Co. (b)  ............     155,000        13,136,250
 Diamond Offshore Drilling, Inc.       640,000        39,840,000
 Halliburton Co.   ...............     800,000        47,700,000
 Nabors Industries, Inc. (b)   ...     425,000        17,478,125
 Schlumberger Ltd. ...............     500,000        43,750,000
 Transocean Offshore, Inc.  ......     800,000        43,200,000
                                                    ------------
                                                     205,104,375
                                                    ------------
Oil & Gas (Refining &
Marketing)--1.1%
 Santa Fe International Corp. (b)      560,000        27,545,000
                                                    ------------
See Notes to Financial Statements

Phoenix Growth Fund Series
--------------------------------------------------------------------------------

                                             SHARES           VALUE
                                             -----------   ---------------
Paper & Forest Products--0.9%
 Fort James Corp.  .....................     617,000      $   24,487,188
                                                          --------------
Personal Care--1.7%
 Gillette Co.   ........................     500,000          44,531,250
                                                          --------------
Retail (Building Supplies)--1.7%
 Home Depot, Inc.  .....................     780,000          43,387,500
                                                          --------------
Retail (Drug Stores)--3.3%
 CVS Corp.   ...........................     700,000          42,918,750
 Rite Aid Corp. ........................     700,000          41,562,500
                                                          --------------
                                                              84,481,250
                                                          --------------
Retail (Food Chains)--2.2%
 Safeway, Inc. (b) .....................   1,000,000          58,125,000
                                                          --------------
Retail (General Merchandise)--1.6%
 Borders Group, Inc. (b) ...............     625,000          16,210,938
 Staples, Inc. (b) .....................   1,000,000          26,250,000
                                                          --------------
                                                              42,460,938
                                                          --------------
Telecommunications
(Cellular/Wireless)--2.7%
 AirTouch Communications, Inc. (b)   ...   1,800,000          69,525,000
                                                          --------------
Tobacco--2.7%
 Philip Morris Companies, Inc. .........   1,750,000          69,343,750
                                                          --------------
TOTAL COMMON STOCKS
 (Identified cost $1,879,996,673)  .....................   2,156,692,079
                                                          --------------
FOREIGN COMMON STOCKS--10.6%
Banks (Major Regional)--0.3%
 Banco Rio de La Plata SA ADR
   (Argentina) (b) .....................     825,000           8,662,500
                                                          --------------
Biotechnology--2.6%
 Elan PLC Sponsored ADR (Ireland) (b)        221,200          11,032,350
 SmithKline Beecham PLC Sponsored
   ADR (United Kingdom) (b) ............   1,200,000          57,150,000
                                                          --------------
                                                              68,182,350
                                                          --------------
Household Furn. & Appliances--4.5%
 Philips Electronics NV ADR NY
   Registered (Netherlands) ............   1,500,000         117,562,500
                                                          --------------
Oil (Domestic Integrated)--0.9%
 YPF Sociedad Anonima Sponsored ADR
   Class D (Argentina)   ...............     735,000          23,520,000
                                                          --------------
Oil (International Integrated)--2.3%
 Elf Aquitane Sponsored ADR (France) (b)     950,000          58,662,500
                                                          --------------


                                     VALUE
                                   ---------------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $181,238,257)     $  276,589,850
                                    --------------
TOTAL LONG-TERM INVESTMENTS--94.1%
 (Identified cost $2,061,234,930)    2,433,281,929
                                    --------------


                                      STANDARD
                                      & POOR'S        PAR
                                       RATING        VALUE
                                    (Unaudited)      (000)
                                    -------------   ---------
SHORT-TERM OBLIGATIONS--3.9%
Commercial Paper--3.9%
Associates Corp. of North
  America 5.73%, 11/3/97  ......... A-1+            $12,250             12,246,100
Deutsche Bank Financial, Inc.
  5.51%, 11/3/97 .................. A-1+              1,575              1,574,518
Merrill Lynch & Co., Inc.
  5.63%, 11/3/97 .................. A-1+             12,000             11,996,246
Wal-Mart Stores, Inc. 5.55%,
  11/4/97  ........................ A-1+             19,476             19,466,992
Deutsche Bank Financial, Inc.
  5.57%, 11/5/97 .................. A-1+             24,105             24,090,082
AT&T Corp. 5.60%, 11/6/97 ......... A-1+             20,000             19,984,444
AlliedSignal, Inc. 5.50%,
  11/10/97 ........................ A-1                 400                399,450
Corporate Asset Funding Co.,
  Inc. 5.52%, 11/12/97 ............ A-1+              1,250              1,247,720
Kellogg Co. 5.56%, 11/21/97  ...... A-1+              8,000              7,975,289
General Electric Capital Corp.
  5.58%, 11/26/97   ............... A-1+                850                846,623
Campbell Soup Co. 5.52%,
  1/9/98   ........................ A-1+                190                188,042
Beta Finance, Inc. 5.58%,
  3/12/98  ........................ A-1+              1,180              1,156,530
                                                                        ----------
                                                                       101,172,036
                                                                       -----------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $101,171,750)..............................          101,172,036
                                                                       -----------
TOTAL INVESTMENTS--98.0%
 (Identified cost $2,162,406,680) ...........................        2,534,453,965(a)
 Cash and receivables, less liabilities--2.0% ...............           51,857,022
                                                                     -------------
NET ASSETS--100.0%  ...........................                 $  2,586,310,987
                                                                ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $427,589,665 and gross depreciation of $56,102,666 for income tax purposes. At October 31, 1997, the aggregate cost of securities for federal income tax purposes was $2,162,966,966.
(b) Non-income producing.

       22                             See Notes to Financial Statements

Phoenix Growth Fund Series
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1997



Assets
Investment securities at value
  (Identified cost $2,162,406,680)                     $2,534,453,965
Short-term investments held as collateral for loaned
  securities                                               13,308,400
Cash                                                            3,377
Receivables
 Investment securities sold                                64,495,306
 Fund shares sold                                           2,418,914
 Dividends and interest                                     1,899,387
                                                       --------------
  Total assets                                          2,616,579,349
                                                       --------------
Liabilities
Payables
 Collateral on securities loaned                           13,308,400
 Investment securities purchased                           10,953,876
 Fund shares repurchased                                    3,049,196
 Investment advisory fee                                    1,494,692
 Distribution fee                                             615,359
 Transfer agent fee                                           409,890
 Financial agent fee                                           44,969
 Trustees' fee                                                  3,636
Accrued expenses                                              388,344
                                                       --------------
  Total liabilities                                        30,268,362
                                                       --------------
Net Assets                                             $2,586,310,987
                                                       ==============
Net Assets Consist of:
Capital paid in on shares of beneficial interest       $1,716,018,070
Accumulated net realized gain                             498,245,632
Net unrealized appreciation                               372,047,285
                                                       --------------
Net Assets                                             $2,586,310,987
                                                       ==============
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,518,288,840)    90,493,451
Net asset value per share                              $        27.83
Offering price per share
  $27.83/(1-4.75%)                                     $        29.22
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $68,022,147)   2,472,870
Net asset value and offering price per share           $        27.51



                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1997



Investment Income
Dividends                                                 $ 27,254,978
Interest                                                    13,218,976
Security lending                                               212,693
                                                          ------------
  Total investment income                                   40,686,647
                                                          ------------
Expenses
Investment advisory fee                                     16,439,785
Distribution fee--Class A                                    6,077,417
Distribution fee--Class B                                      589,972
Financial agent fee                                            540,063
Transfer agent                                               3,475,347
Printing                                                       436,266
Custodian                                                      142,661
Registration                                                    44,577
Professional                                                    35,805
Trustees                                                        19,652
Miscellaneous                                                   56,974
                                                          ------------
  Total expenses                                            27,858,519
                                                          ------------
Net investment income                                       12,828,128
                                                          ------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                            499,375,470
Net realized loss on foreign currency transactions             (88,868)
Net change in unrealized appreciation (depreciation) on
  investments                                               37,069,225
                                                          ------------
Net gain on investments                                    536,355,827
                                                          ------------
Net increase in net assets resulting from
  operations                                              $549,183,955
                                                          ============



See Notes to Financial Statements
                                            23

Phoenix Growth Fund Series
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                      Year Ended           Year Ended
                                                                                   October 31, 1997     October 31, 1996
                                                                                   ------------------   -----------------
From Operations
 Net investment income                                                              $   12,828,128       $   18,992,565
 Net realized gain                                                                     499,286,602          403,021,799
 Net change in unrealized appreciation (depreciation)                                   37,069,225          (60,960,282)
                                                                                    --------------       --------------
 Increase in net assets resulting from operations                                      549,183,955          361,054,082
                                                                                    --------------       --------------
From Distributions to Shareholders
 Net investment income--Class A                                                        (17,472,939)         (22,644,345)
 Net investment income--Class B                                                            (64,123)             (98,685)
 Net realized gains--Class A                                                          (395,993,712)        (149,324,628)
 Net realized gains--Class B                                                            (8,267,051)          (1,479,427)
                                                                                    --------------       --------------
 Decrease in net assets from distributions to shareholders                            (421,797,825)        (173,547,085)
                                                                                    --------------       --------------
From Share Transactions
Class A
 Proceeds from sales of shares (10,576,129 and 9,835,907 shares, respectively)         270,447,275          250,496,105
 Net asset value of shares issued from reinvestment of distributions
  (16,237,740 and 6,641,514 shares, respectively)                                      381,717,419          158,927,977
 Cost of shares repurchased (23,676,500 and 21,426,723 shares, respectively)          (604,530,141)        (546,897,194)
                                                                                    --------------       --------------
Total                                                                                   47,634,553         (137,473,112)
                                                                                    --------------       --------------
Class B
 Proceeds from sales of shares (938,817 and 1,000,869 shares, respectively)             23,549,010           25,339,947
 Net asset value of shares issued from reinvestment of distributions
  (325,555 and 59,359 shares, respectively)                                              7,574,359            1,409,232
 Cost of shares repurchased (493,546 and 171,122 shares, respectively)                 (12,629,905)          (4,348,366)
                                                                                    --------------       --------------
Total                                                                                   18,493,464           22,400,813
                                                                                    --------------       --------------
 Increase (decrease) in net assets from share transactions                              66,128,017         (115,072,299)
                                                                                    --------------       --------------
 Net increase in net assets                                                            193,514,147           72,434,698
Net Assets
 Beginning of period                                                                 2,392,796,840        2,320,362,142
                                                                                    --------------       --------------
 End of period (including undistributed net investment income of $0 and
  $4,797,802, respectively)                                                         $2,586,310,987       $2,392,796,840
                                                                                    ==============       ==============


       24                             See Notes to Financial Statements

Phoenix Growth Fund Series
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                        Class A
                                        ---------------------------------------
                                                Year Ended October 31,
                                              1997                1996
                                        ------------------- -------------------
Net asset value, beginning of period      $    26.87          $    24.92
Income from investment operations(5)
 Net investment income                          0.14  (4)           0.20  (4)
 Net realized and unrealized gain               5.62                3.63
                                          --------------      --------------
  Total from investment operations              5.76                3.83
                                          --------------      --------------
Less distributions
 Dividends from net investment income           ( 0.21)             ( 0.25)
 Dividends from net realized gains              ( 4.59)             ( 1.63)
                                          --------------      --------------
  Total distributions                           ( 4.80)             ( 1.88)
                                          --------------      --------------
Change in net asset value                       0.96                1.95
                                          --------------      --------------
Net asset value, end of period            $    27.83          $    26.87
                                          ==============      ==============
Total return(1)                                24.81  %            16.34  %
Ratios/supplemental data:
Net assets, end of period (thousands)     $2,518,289          $2,347,471
Ratio to average net assets of:
 Operating expenses                             1.10  %             1.17  %
 Net investment income                          0.53  %             0.80  %
Portfolio turnover                                 196%                116%
Average commission rate paid(6)           $     0.0518        $     0.0534



                                             1995             1994             1993
                                        ---------------- ---------------- ----------------
Net asset value, beginning of period     $      21.24     $      21.53     $      20.76
Income from investment operations(5)
 Net investment income                           0.26             0.26             0.32
 Net realized and unrealized gain                4.53             0.17             1.15
                                         ------------     ------------     ------------
  Total from investment operations               4.79             0.43             1.47
                                         ------------     ------------     ------------
Less distributions
 Dividends from net investment income           (0.30)           (0.24)           (0.32)
 Dividends from net realized gains              (0.81)           (0.48)           (0.38)
                                         ------------     ------------     ------------
  Total distributions                           (1.11)           (0.72)           (0.70)
                                         ------------     ------------     ------------
Change in net asset value                        3.68            (0.29)            0.77
                                         ------------     ------------     ------------
Net asset value, end of period           $      24.92     $      21.24     $      21.53
                                         ============     ============     ============
Total return(1)                                 23.91%            2.06%            7.20%
Ratios/supplemental data:
Net assets, end of period (thousands)    $2,300,251       $2,140,458       $2,563,442
Ratio to average net assets of:
 Operating expenses                              1.20%            1.19%            1.18%
 Net investment income                           0.92%            1.22%            1.55%
Portfolio turnover                                109%             118%             176%
Average commission rate paid(6)               N/A              N/A              N/A


                                                                        Class B
                                          --------------------------------------------------------------------
                                                                                                 From
                                                                                              Inception
                                                       Year Ended October 31,                 7/15/94 to
                                               1997                 1996         1995          10/31/94
                                          ------------------   ------------   ------------   -----------------
Net asset value, beginning of period         $ 26.63            $24.74         $ 21.19          $   20.48
Income from investment operations(5)
 Net investment income (loss)                    (0.06) (4)          --(4)          --(4)            0.01
 Net realized and unrealized gain               5.57              3.61            4.60               0.70
                                             ---------          ---------      ---------        ---------
  Total from investment operations              5.51              3.61            4.60               0.71
                                             ---------          ---------      ---------        ---------
Less distributions
 Dividends from net investment income           ( 0.04)          ( 0.09)         (0.24)                --
 Dividends from net realized gains              ( 4.59)          ( 1.63)         (0.81)                --
                                             ---------          ---------      ---------        ---------
  Total distributions                           ( 4.63)          ( 1.72)         (1.05)                --
                                             ---------          ---------      ---------        ---------
Change in net asset value                       0.88              1.89            3.55               0.71
                                             ---------          ---------      ---------        ---------
Net asset value, end of period               $ 27.51            $26.63         $ 24.74          $   21.19
                                             =========          =========      =========        =========
Total return(1)                                23.89  %         15.48  %         23.02%              3.47%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)        $  68,022         $ 45,326        $20,111          $   2,966
Ratio to average net assets of:
 Operating expenses                             1.85  %          1.93  %          1.97%              1.87%(2)
 Net investment income                        ( 0.25  %)         0.01  %          0.01%              0.32%(2)
Portfolio turnover                                 196%             116%           109%               118%
Average commission rate paid(6)              $  0.0518         $ 0.0534          N/A              N/A

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


See Notes to Financial Statements
                                            25

Phoenix Aggressive Growth Fund Series
--------------------------------------------------------------------------------

                        INVESTMENTS AT OCTOBER 31, 1997





See Notes to Financial Statements

                                                  SHARES        VALUE
                                                  ---------   ------------
COMMON STOCKS--90.9%
Airlines--3.7%
 AMR Corp. (b)  .................................   35,000     $ 4,075,313
 Southwest Airlines Co.  ........................  100,000       3,262,500
 U.S. Air Group, Inc. (b)   .....................   50,000       2,343,750
                                                               -----------
                                                                 9,681,563
                                                               -----------
Banks (Major Regional)--2.4%
 Southtrust Corp.  ..............................   50,000       2,400,000
 Zions Bancorporation ...........................  100,000       3,887,500
                                                               -----------
                                                                 6,287,500
                                                               -----------
Biotechnology--4.2%
 BioChem Pharma, Inc. (b)   .....................  100,000       2,506,250
 Centocor, Inc. (b)   ...........................   50,000       2,200,000
 Immunex Corp. (b) ..............................   95,000       6,080,000
                                                               -----------
                                                                10,786,250
                                                               -----------
Broadcasting (Televison, Radio & Cable)--4.1%
 Clear Channels Communications, Inc. (b)   ......   60,000       3,960,000
 Heftel Broadcasting Corp. Class A (b)  .........   25,000       1,662,500
 Univision Communications, Inc. Class A (b)         80,000       4,960,000
                                                               -----------
                                                                10,582,500
                                                               -----------
Communications Equipment--8.3%
 Antec Corp. (b)   ..............................   76,100       1,198,575
 Ciena Corp. (b)   ..............................   55,000       3,025,000
 Intermedia Communications, Inc. (b) ............  100,000       4,537,500
 Lucent Technologies, Inc.  .....................   50,000       4,121,875
 Newbridge Networks Corp. (b)  ..................   40,000       2,120,000
 Nextel Communications, Inc. Class A (b)   ......  100,000       2,625,000
 QUALCOMM, Inc. (b)   ...........................   70,000       3,946,250
                                                               -----------
                                                                21,574,200
                                                               -----------
Computers (Hardware)--0.6%
 Compaq Computer Corp. (b)  .....................   25,000       1,593,750
                                                               -----------
Computers (Networking)--1.5%
 Bay Networks, Inc. (b)  ........................  125,000       3,953,125
                                                               -----------
Computers (Software & Services)--10.0%
 America Online, Inc. (b)   .....................   50,000       3,850,000
 Citrix Systems, Inc. (b)   .....................   71,500       5,250,781
 Concord Communications, Inc. (b) ...............   57,300       1,017,075
 Excite, Inc. (b)  ..............................   50,000       1,246,875
 Genesys Telecommunications Laboratories,
    Inc. (b) ....................................   50,000       1,600,000
 Intuit, Inc. (b)  ..............................   50,000       1,631,250
 Microsoft Corp. (b)  ...........................   35,000       4,550,000
 Pinnacle Systems, Inc. (b) .....................   75,000       2,025,000
 RWD Technologies, Inc. (b) .....................   26,200         589,500
 Security Dynamics Technologies, Inc. (b)  ......   50,000       1,693,750
 Veritas Software Corp. (b) .....................   60,000       2,497,500
                                                               -----------
                                                                25,951,731
                                                               -----------
Consumer Finance--1.8%
 Providian Financial Corp.  .....................  125,000       4,625,000
                                                               -----------
Electrical Equipment--1.0%
 Westinghouse Electric Corp.   ..................  100,000       2,643,750
                                                               -----------


                                                  SHARES         VALUE
                                                  ---------   ------------
Electronics (Instrumentation)--0.5%
 Uniphase Corp. (b)   ...........................   20,000     $ 1,342,500
                                                               -----------
Financial (Diversified)--2.1%
 Amresco, Inc. (b) ..............................  100,000       3,137,500
 Paine Webber Group, Inc.   .....................   50,000       2,209,375
                                                               -----------
                                                                 5,346,875
                                                               -----------
Footwear--1.1%
 Stage Stores, Inc. (b)  ........................   80,000       2,920,000
                                                               -----------
Health Care (Diversified)--2.3%
 Pharmacopeia, Inc. (b)  ........................  100,000       1,762,500
 Warner-Lambert Co.   ...........................   30,000       4,295,625
                                                               -----------
                                                                 6,058,125
                                                               -----------
Health Care (Drugs--Major Pharmaceuticals)--6.3%
 Agouron Pharmaceuticals, Inc. (b)   ............   25,000       1,140,625
 Coulter Pharmaceutical, Inc. (b) ...............  125,000       1,796,875
 Dura Pharmaceuticals, Inc. (b)   ...............  100,000       4,837,500
 Guilford Pharmaceuticals, Inc. (b)  ............   50,000       1,218,750
 Medicis Pharmaceuticals Corp. Class A (b)       .  40,000       1,925,000
 Pfizer, Inc.   .................................   75,000       5,306,250
                                                               -----------
                                                                16,225,000
                                                               -----------
Health Care (Hospital Management)--1.5%
 HBO & Co.   ....................................   90,000       3,915,000
                                                               -----------
Health Care (Medical Products & Supplies)--5.1%
 Arterial Vascular Engineering, Inc. (b)   ......   70,000       3,718,750
 Guidant Corp.  .................................  125,000       7,187,500
 IDEC Pharmaceuticals Corp. (b)   ...............   60,000       2,287,500
                                                               -----------
                                                                13,193,750
                                                               -----------
Household Furn. & Appliances--3.6%
 Pier 1 Imports, Inc. ...........................  240,000       4,380,000
 Sunbeam Corp., Inc.  ...........................  110,000       4,984,375
                                                               -----------
                                                                 9,364,375
                                                               -----------
Insurance (Multi-Line)--0.2%
 PAULA Financial (b)  ...........................   20,000         505,000
                                                               -----------
Investment Banking/Brokerage--1.1%
 Merrill Lynch & Co., Inc.  .....................   40,000       2,705,000
                                                               -----------
Lodging--Hotels--1.5%
 CKE Restaurants, Inc.   ........................  100,000       3,993,750
                                                               -----------
Metals Mining--0.5%
 NS Group, Inc. (b)   ...........................   50,000       1,337,500
                                                               -----------
Oil (Domestic Integrated)--1.6%
 Brown (Tom), Inc. (b)   ........................  125,000       3,093,750
 Forcenergy, Inc. (b) ...........................   30,000         978,750
                                                               -----------
                                                                 4,072,500
                                                               -----------
Oil & Gas (Exploration & Production)--2.0%
 Ocean Energy, Inc. (b)  ........................   30,000       1,852,500
 Santa Fe Energy Resources, Inc. (b) ............  250,000       3,265,625
                                                               -----------
                                                                 5,118,125
                                                               -----------

28
See Notes to Financial Statements

Phoenix Aggressive Growth Fund Series
--------------------------------------------------------------------------------




                                                  SHARES         VALUE
                                                  ---------   -------------
Oil & Gas (Drilling & Equipment)--12.4%
 BJ Services Co. (b)  ...........................   70,000     $  5,932,500
 Camco International, Inc.  .....................   50,000        3,612,500
 Diamond Offshore Drilling, Inc.  ...............   60,000        3,735,000
 Falcon Drilling Co., Inc. (b) ..................  100,000        3,637,500
 Nabors Industries, Inc. (b)   ..................  150,000        6,168,750
 Transocean Offshore, Inc.  .....................   50,000        2,700,000
 UTI Energy Corp. (b) ...........................  100,000        4,462,500
 Veritas DGC, Inc. (b)   ........................   50,000        2,046,875
                                                               ------------
                                                                 32,295,625
                                                               ------------
Publishing--1.5%
 HSN, Inc. (b)  .................................  100,000        4,000,000
                                                               ------------
Retail (General Merchandise)--1.1%
 A.C. Moore Arts & Crafts, Inc. (b)  ............   14,000          212,625
 Abercrombie & Fitch Co. Class A (b) ............  100,000        2,600,000
                                                               ------------
                                                                  2,812,625
                                                               ------------
Services (Commercial & Consumer)--0.9%
 ABR Information Services, Inc. (b)  ............  100,000        2,350,000
                                                               ------------
Telecommunications (Cellular/Wireless)--2.4%
 AirTouch Communications, Inc. (b)   ............  100,000        3,862,500
 Qwest Communications International, Inc. (b) .     40,000        2,470,000
                                                               ------------
                                                                  6,332,500
                                                               ------------
Telecommunications (Long Distance)--1.6%
 Star Telecommunication, Inc. (b) ...............  175,000        4,046,875
                                                               ------------
Telephone--4.0%
 ICG Communications, Inc. (b)  ..................  150,000        3,450,000
 Pacific Gateway Exchange, Inc. (b)  ............   55,000        2,103,750
 Teleport Communications Group, Inc.
    Class A (b) .................................  100,000        4,837,500
                                                               ------------
                                                                 10,391,250
                                                               ------------
TOTAL COMMON STOCKS
 (Identified cost $221,798,758)  ........................     236,005,744
                                                             ------------


                                                  SHARES          VALUE
                                                  ---------   -------------
FOREIGN COMMON STOCKS--4.7%
Biotechnology--1.9%
 Elan PLC Sponsored ADR (Ireland) (b)   .........  100,000     $  4,987,500
                                                               ------------
Communications Equipment--0.7%
 RSL Communications, Ltd. (Bermuda) (b) .........   76,000        1,786,000
                                                               ------------
Computers (Software & Services)--1.0%
 Check Point Software Technologies Ltd.
    (Israel) (b)   ..............................   62,200        2,651,275
                                                               ------------
Oil & Gas (Drilling & Equipment)--1.1%
 Coflexip SA Sponsored ADR (France)  ............   50,000        2,750,000
                                                               ------------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $11,387,942) ..................                12,174,775
                                                               ------------
TOTAL LONG-TERM INVESTMENTS--95.6%
 (Identified cost $233,186,700)   ...............               248,180,519
                                                               ------------


                                                  STANDARD
                                                  & POOR'S       PAR
                                                   RATING       VALUE
                                                 (Unaudited)    (000)
                                                 ------------- ---------
SHORT-TERM OBLIGATIONS--4.0%
Commercial Paper--4.0%
 Associates Corporation of
    North America 5.73%,
    11/3/97 (b)   ..............................    A-1+       $10,270     10,266,730
                                                                               -------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $10,266,730)   ...............                           10,266,730
                                                                         -------------
TOTAL INVESTMENTS--99.6%
 (Identified cost $243,453,430)  ...............                              258,447,249(a)
 Cash and receivables, less liabilities--0.4%                               1,166,276
                                                                         ----------------
NET ASSETS--100.0%   ...........................                           $  259,613,525
                                                                         ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $25,671,323 and gross depreciation of $11,061,919 for income tax purposes. At October 31, 1997, the aggregate cost of securities for federal income tax purposes was $243,837,845.
(b) Non-income producing.

See Notes to Financial Statements
                                            29

Phoenix Aggressive Growth Fund Series
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1997


Assets
Investment securities at value
  (Identified cost $243,453,430)                            $258,447,249
Short-term investments held as collateral for loaned
  securities                                                  20,087,632
Cash                                                               5,469
Receivables
 Investment securities sold                                    1,428,817
 Fund shares sold                                                222,606
 Dividends and interest                                           10,450
                                                            ------------
  Total assets                                               280,202,223
                                                            ------------
Liabilities
Payables
 Collateral on securities loaned                              20,087,632
 Fund shares repurchased                                         147,605
 Investment advisory fee                                         164,760
 Transfer agent fee                                               39,230
 Distribution fee                                                 68,315
 Financial agent fee                                              11,283
 Trustees' fee                                                     3,636
Accrued expenses                                                  66,237
                                                            ------------
  Total liabilities                                           20,588,698
                                                            ------------
Net Assets                                                  $259,613,525
                                                            ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $192,874,610
Accumulated net realized gain                                 51,745,096
Net unrealized appreciation                                   14,993,819
                                                            ------------
Net Assets                                                  $259,613,525
                                                            ============
Class A
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $246,002,105)            14,303,846
Net asset value per share                                   $      17.20
Offering price per share
  $17.20/(1-4.75%)                                          $      18.06
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $13,611,420)               812,371
Net asset value and offering price per share                $      16.76


                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1997


Investment Income
Dividends                                                 $    855,997
Interest                                                       679,291
Security lending                                               136,950
                                                          ------------
 Total investment income                                     1,672,238
                                                          ------------
Expenses
Investment advisory fee                                      1,735,384
Distribution fee--Class A                                      588,719
Distribution fee--Class B                                      124,245
Financial agent fee                                            113,460
Transfer agent                                                 357,665
Printing                                                        56,110
Registration                                                    30,447
Professional                                                    22,459
Custodian                                                       21,651
Trustees                                                        19,598
Miscellaneous                                                    8,070
                                                          ------------
 Total expenses                                              3,077,808
                                                          ------------
Net investment loss                                         (1,405,570)
                                                          ------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                             54,155,507
Net change in unrealized appreciation (depreciation) on
  investments                                               (8,722,108)
                                                          ------------
Net gain on investments                                     45,433,399
                                                          ------------
Net increase in net assets resulting from
  operations                                              $ 44,027,829
                                                          ============


       30                             See Notes to Financial Statements

Phoenix Aggressive Growth Fund Series
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                      Year Ended           Year Ended
                                                                                   October 31, 1997     October 31, 1996
                                                                                   ------------------   -----------------
From Operations
 Net investment loss                                                                $   (1,405,570)      $   (1,821,362)
 Net realized gain                                                                      54,155,507           39,039,816
 Net change in unrealized appreciation (depreciation)                                   (8,722,108)          (4,196,804)
                                                                                    --------------       --------------
 Increase in net assets resulting from operations                                       44,027,829           33,021,650
                                                                                    --------------       --------------
From Distributions to Shareholders
 Net investment income--Class A                                                                 --             (230,621)
 Net investment income--Class B                                                                 --                   --
 Net realized gains--Class A                                                           (33,833,409)         (24,390,155)
 Net realized gains--Class B                                                            (1,733,847)            (370,937)
                                                                                    --------------       --------------
 Decrease in net assets from distributions to shareholders                             (35,567,256)         (24,991,713)
                                                                                    --------------       --------------
From Share Transactions
Class A
 Proceeds from sales of shares (4,764,191 and 20,593,244 shares, respectively)          76,429,442          339,736,195
 Net asset value of shares issued from reinvestment of distributions
  (2,152,050 and 1,566,906 shares, respectively)                                        31,462,960           22,579,121
 Cost of shares repurchased (6,476,002 and 19,216,354 shares, respectively)           (103,491,166)        (316,940,541)
                                                                                    --------------       --------------
Total                                                                                    4,401,236           45,374,775
                                                                                    --------------       --------------
Class B
 Proceeds from sales of shares (787,300 and 739,574 shares, respectively)               12,236,599           12,090,017
 Net asset value of shares issued from reinvestment of distributions
  (104,653 and 23,041 shares, respectively)                                              1,500,729              329,024
 Cost of shares repurchased (711,043 and 277,273 shares, respectively)                 (10,939,843)          (4,550,009)
                                                                                    --------------       --------------
Total                                                                                    2,797,485            7,869,032
                                                                                    --------------       --------------
 Increase in net assets from share transactions                                          7,198,721           53,243,807
                                                                                    --------------       --------------
 Net increase in net assets                                                             15,659,294           61,273,744
Net Assets
 Beginning of period                                                                   243,954,231          182,680,487
                                                                                    --------------       --------------
 End of period (including undistributed net investment income of $0 and
  $0, respectively)                                                                 $  259,613,525       $  243,954,231
                                                                                    ==============       ==============


See Notes to Financial Statements
                                            31

Phoenix Aggressive Growth Fund Series
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                                                Class A
                                           ----------------------------------------------------------------------------------
                                                                         Year Ended October 31,
                                               1997                1996              1995           1994           1993
                                           ----------------- ------------------ --------------- -------------- --------------
Net asset value, beginning of period          $ 16.84           $ 16.51           $   13.33      $    14.56     $    13.56
Income from investment operations(5)
 Net investment income (loss)                    ( 0.08)(4)        ( 0.13)(4)          0.06(4)         0.27           0.22
 Net realized and unrealized gain (loss)         2.95              2.64                4.21           (0.21)          1.62
                                              ---------         ------------      -----------    ----------     ----------
  Total from investment operations               2.87              2.51                4.27            0.06           1.84
                                              ---------         ------------      -----------    ----------     ----------
Less distributions
 Dividends from net investment income                --            ( 0.02)            (0.19)          (0.22)         (0.23)
 Dividends from net realized gains               ( 2.51)           ( 2.16)            (0.90)          (1.07)         (0.61)
                                              ---------         ------------      -----------    ----------     ----------
  Total distributions                            ( 2.51)           ( 2.18)            (1.09)          (1.29)         (0.84)
                                              ---------         ------------      -----------    ----------     ----------
Change in net asset value                        0.36              0.33                3.18           (1.23)          1.00
                                              ---------         ------------      -----------    ----------     ----------
Net asset value, end of period                $ 17.20           $ 16.84           $   16.51      $    13.33     $    14.56
                                              =========         ============      ===========    ==========     ==========
Total return(1)                                 19.67  %          17.43  %            35.14%           0.37%         14.15%
Ratios/supplemental data:
Net assets, end of period (thousands)         $ 246,002         $233,488          $180,288       $140,137       $143,035
Ratio to average net assets of:
 Operating expenses                              1.20  %           1.20  %             1.29%           1.26%          1.17%
 Net investment income (loss)                    ( 0.53)%          ( 0.81)%            0.43%           1.97%          1.58%
Portfolio turnover                                 518 %             401 %              331%            306%           192%
Average commission rate paid(6)               $  0.0586         $  0.0655            N/A             N/A            N/A


                                                                             Class B
                                          ------------------------------------------------------------------------------
                                                            Year Ended October 31,
                                                                                                           From
                                                                                                        Inception
                                                                                                        7/21/94 to
                                              1997                1996                1995               10/31/94
                                          -----------------   -----------------   ------------------   -----------------
Net asset value, beginning of period         $ 16.57             $ 16.38             $   13.31            $   13.09
Income from investment operations(5)
 Net investment income (loss)                   ( 0.20)(4)          ( 0.25)(4)           (0.12) (4)            0.02
 Net realized and unrealized gain               2.90                2.60                  4.26                 0.20
                                             ---------           ---------           ---------            ---------
  Total from investment operations              2.70                2.35                  4.14                 0.22
                                             ---------           ---------           ---------            ---------
Less distributions
 Dividends from net investment income               --                  --               (0.17)                  --
 Dividends from net realized gains              ( 2.51)             ( 2.16)              (0.90)                  --
                                             ---------           ---------           ---------            ---------
  Total distributions                           ( 2.51)             ( 2.16)              (1.07)                  --
                                             ---------           ---------           ---------            ---------
Change in net asset value                       0.19                0.19                  3.07                 0.22
                                             ---------           ---------           ---------            ---------
Net asset value, end of period               $ 16.76             $ 16.57             $   16.38            $   13.31
                                             =========           =========           =========            =========
Total return(1)                                18.70  %            16.52  %             34.15 %                1.68%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)        $  13,611           $  10,466           $   2,393            $     330
Ratio to average net assets of:
 Operating expenses                             1.96  %             1.95  %              2.04 %                1.81%(2)
 Net investment income (loss)                   ( 1.28)%            ( 1.57)%             (0.83)%               1.45%(2)
Portfolio turnover                                518 %               401 %               331 %                 306%
Average commission rate paid(6)              $  0.0586           $  0.0655             N/A                  N/A

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


       32                             See Notes to Financial Statements

Phoenix High Yield Fund Series
--------------------------------------------------------------------------------

                        INVESTMENTS AT OCTOBER 31, 1997



                                                     MOODY'S
                                                      BOND        PAR
                                                     RATING      VALUE
                                                   (Unaudited)   (000)         VALUE
                                                  ------------- ---------   -------------
U.S. GOVERNMENT AND AGENCY SECURITIES--3.5%
U.S. Treasury Notes--3.5%
 U.S. Treasury Notes 6.125%,
    8/15/07  .................................... Aaa            $20,000     $20,437,500
                                                                             -----------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
  (Identified cost $20,125,781) ..........................................    20,437,500
                                                                             -----------
NON-CONVERTIBLE BONDS--60.7%
Asset-Backed Securities--0.5%
 DLJ Mortgage Acceptance
    Corp. 94-MF4, B2 8.50%,
    4/18/01  .................................... BB(c)            3,000       2,920,313
                                                                             -----------
Building & Materials--0.8%
 Neenah Corp. Series B
    11.125%, 5/1/07   ........................... B                4,120       4,449,600
                                                                             -----------
Containers (Metal & Glass)--1.8%
 Portola Packaging, Inc. Sr.
    Note 10.75%, 10/1/05 ........................ B               10,000      10,500,000
                                                                             -----------
Electronics--1.2%
 Anacomp, Inc. 10.875%,
    4/1/04   .................................... NR               7,000       7,262,500
                                                                             -----------
Health Care--0.7%
 Integrated Health Services
    144A 9.25%, 1/15/08 (b) ..................... B                4,000       4,090,000
                                                                             -----------
Industrial--1.0%
 Polymer Group, Inc. 9%,
    7/1/07   .................................... NR               6,000       6,075,000
                                                                             -----------
Leasing/Rental--0.6%
 Williams Scotsman, Inc.
    144A 9.875%, 6/1/07 (b) ..................... B(c)             3,700       3,801,750
                                                                             -----------
Leisure Time (Products)--0.9%
 Autotote Corp. 144A
    10.875%, 8/1/04 (b)  ........................ B                5,000       5,175,000
                                                                             -----------
Natural Gas--1.2%
 Forcenergy, Inc. 8.50%,
    2/15/07  .................................... B                7,000       7,017,500
                                                                             -----------
Non-Agency Mortgage-Backed Securities--3.9%
 First Chicago/Lennar Trust
    97-CHL1, E 144A 8.11%,
    2/28/11 (b) ................................. B(c)            10,000       8,381,250
 Fund America Structured
    Trust 96-1, A 144A 0%,
    10/25/30 (b)   .............................. Baa              2,313       1,810,300
 Ryland Mortgage Security
    Corp. III 92-A, 1C 8.27%,
    3/29/30  .................................... BB(c)            1,000         815,781
 SML, Inc. 94-C1, B2 10.30%,
    9/20/99  .................................... BB(c)            5,000       4,950,000
 Salomon Brothers Mortgage
    VII 95, C1 144A 6.801%,
    9/30/08 (b) ................................. B                8,220       6,576,169
                                                                             -----------
                                                                              22,533,500
                                                                             -----------


                                                     MOODY'S
                                                      BOND        PAR
                                                     RATING      VALUE
                                                   (Unaudited)    (000)        VALUE
                                                  ------------- ---------   -------------
Oil--8.4%
 Benton Oil & Gas Co.
    11.625%, 5/1/03 (f)  ........................ B              $ 9,800     $10,927,000
 Benton Oil & Gas Co. 144A
    9.375%, 11/1/07 (b)  ........................ B                2,750       2,770,625
 Flores & Rucks, Inc. 9.75%,
    10/1/06 (f) ................................. B                5,000       5,350,000
 Lomak Petroleum, Inc.
    8.75%, 1/15/07 .............................. B                2,000       2,015,000
 Nuevo Energy Co. 9.50%,
    4/15/06  .................................... B               13,500      14,242,500
 Ocean Energy, Inc. 8.875%,
    7/15/07  .................................... NR               7,000       7,245,000
 Snyder Oil Corp. 8.75%,
    6/15/07  .................................... B                6,750       6,817,500
                                                                             -----------
                                                                              49,367,625
                                                                             -----------
                                                                       -----------
Oil Service & Equipment--1.5%
 Bellwether Exploration Co.
    10.875%, 4/1/07   ..................... B                8,000       8,680,000
                                                                       -----------
Paper & Forest Products--4.1%
 Buckeye Cellulose Corp.
    9.25%, 9/15/08 (f)   .................. Ba               5,500       5,761,250
 Riverwood International Corp.
    144A 10.625%, 8/1/07 (b)               .B                6,900       7,245,000
 Riverwood International Corp.
    10.875%, 4/1/08 (f)  .................. Caa              6,000       5,940,000
 SD Warren Co. Series B Sr.
    Subordinate Notes 12%,
    12/15/04 .............................. B                4,250       4,791,875
                                                                       -----------
                                                                        23,738,125
                                                                       -----------
Personal Care--1.4%
 Revlon Worldwide Corp.
    Series B 0%, 3/15/01 .................. B               12,000       8,340,000
                                                                       -----------
Publishing, Broadcasting, Printing & Cable--16.2%
 Cablevision Systems Corp.
    9.875%, 4/1/23 (f)   .................. B                6,750       7,155,000
 Comcast Cellular 144A
    9.50%, 5/1/07 (b) ..................... Ba              12,500      12,937,500
 Fox Kids Worldwide 144A
    0%, 11/1/07 (b) (e)  .................. B               43,000      24,402,500
 Fox/Liberty Networks LLC
    144A 0%, 8/15/07 (b) (e)   ............ B               13,000       8,255,000
 Fox/Liberty Networks LLC
    144A 8.875%, 8/15/07 (b)               .B                5,000       5,012,500
 Hollinger International Publishing,
    Inc. 9.25%, 3/15/07  .................. B                3,400       3,502,000
 ITT Publimedia 144A
    9.375%, 9/15/07 (b)  .................. B               14.375      14,698,437
 Outdoor Communications
    9.25%, 8/15/07 ........................ B                6,500       6,500,000
 Poland Communications, Inc.
    Series B 9.875%, 11/1/03               .B               12,200      12,261,000
                                                                       -----------
                                                                        94,723,937
                                                                       ===========

Phoenix High Yield Fund Series
--------------------------------------------------------------------------------

                                       MOODY'S
                                        BOND        PAR
                                       RATING      VALUE
                                     (Unaudited)   (000)         VALUE
                                    ------------- ---------   --------------
Retail (General Merchandise)--0.5%
 Scotty's, Inc. Series A Debentures
    11.25%, 12/15/15   ............ NR             $ 3,018     $  2,882,190
                                                               ------------
Telecommunications--13.9%
 Brooks Fiber Properties 0%,
    3/1/06 (e)   .................. NR               8,500        6,927,500
 Call-Net Enterprises 0%,
    12/1/04 (e)  .................. B                7,000        6,282,500
 CommNet Cellular
    Subordinate Notes 11.25%,
    7/1/05 ........................ Caa              4,000        4,620,000
 Hermes Europe Railtel B.V.
    144A 11.50%, 8/15/07 (b)        B                6,500        7,052,500
 InterAmericas
    Communications Corp. Unit
    144A 14%, 10/27/07
    (b) (h)   ..................... NR              11,990       12,109,900
 NTL, Inc. 10%, 2/15/07 (f)  ...... B                8,000        8,280,000
 NTL, Inc. Series B 0%,
    2/1/06 (e)   .................. B                7,000        5,145,000
 Orion Network Systems 0%,
    1/15/07 (e)  .................. B                8,000        5,720,000
 RCN Corp. 144A 0%,
    10/15/07 (b) (e)   ............ B               17,250       10,048,125
 Sprint Spectrum L. P. 0%,
    8/15/06 (e) (f) ............... B               19,950       15,261,750
                                                               ------------
                                                                 81,447,275
                                                               ------------
Truckers & Marine--1.2%
 Global Ocean Carriers 144A
    10.25%, 7/15/07 (b)   ......... B                7,000        6,982,500
                                                               ------------
Waste Management--0.9%
 Allied Waste Industries 144A
    0%, 6/1/07 (b) (e) ............ B                7,500        5,062,500
                                                               ------------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $345,679,464) ...........................     355,049,315
                                                               ------------
FOREIGN GOVERNMENT SECURITIES--5.2%
Dominican Republic--0.3%
Dominican Republic 6.875%,
    8/30/24 (e)  .................. B(c)             2,500        1,778,125
                                                               ------------
Mexico--0.9%
 United Mexican States Global
    Bond 11.50%, 5/15/26  ......... Ba               5,000        5,281,250
                                                               ------------
Russia--2.0%
 Russia Principal Loans WI
    6.719%, 12/15/20 (g)  ......... NR              20,000       11,800,000
                                                               ------------
Venezuela--2.0%
 Banco Central Venezuela
    NMB B-NP 6.75%,
    12/18/05 (e) .................. Ba               1,000          887,500
 Republic of Venezuela Series A
    NMB 6.875%, 12/18/05 (e)       .Ba               4,000        3,550,000
 Republic of Venezuela 144A
    9.125%, 6/18/07 (b)   ......... Ba               8,100        7,330,500
                                                               ------------
                                                                 11,768,000
                                                               ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (Identified cost $33,702,170)  ...........................      30,627,375
                                                               ------------



                                         MOODY'S
                                          BOND        PAR
                                         RATING      VALUE
                                       (Unaudited)   (000)        VALUE
                                      ------------- ---------   -------------
FOREIGN NON-CONVERTIBLE BONDS--25.2%
Argentina--2.5%
 Bridas Corp. Yankee, Sr.
    Notes, 12.50%, 11/15/99 ......... Ba             $ 6,500     $ 6,987,500
 CEI Citicorp Holdings 144A
    9.75%, 2/14/07 (b)   ............ BB(c)            8,500       7,735,000
                                                                 -----------
                                                                  14,722,500
                                                                 -----------
Bahamas--1.1%
 Sun International Hotels 9%,
    3/15/07 (f) ..................... Ba               6,000       6,150,000
                                                                 -----------
Bermuda--1.4%
 AES China Generating Co.
    Yankee 10.125%, 12/15/06         .Ba               8,220       8,261,100
                                                                 -----------
Brazil--6.5%
 Arisco Prod Alimenticios
    144A 10.75%, 5/22/05 (b)         .NR               3,750       3,468,750
 Globo Communicacoes
    Participacoes 144A
    10.50%, 12/20/06 (b) ............ B               10,000       9,400,000
 Localiza Rent a Car 144A
    10.25%, 10/1/05 (b)  ............ B                8,000       7,200,000
 Paging Network Do Brasil
    144A 13.50%, 6/6/05 (b) ......... NR               5,000       4,750,000
 RBS Participacoes SA 144A
    11%, 4/1/07 (b)   ............... BB(c)            5,000       4,925,000
 Tevecap SA 12.625%,
    11/26/04 ........................ NR               8,225       8,389,500
                                                                 -----------
                                                                  38,133,250
                                                                 -----------
Canada--0.8%
 Metronet Communications Units
    144A 12%, 8/15/07 (b) (h)  ...... NR               4,000       4,510,000
                                                                 -----------
China--0.3%
 Greater Beijing 144A 9.50%,
    6/15/07 (b) ..................... Ba               1,650       1,501,500
                                                                 -----------
Germany--1.8%
 Kabelmedia Holding 0%,
    8/1/06 (e)  ..................... B               15,000      10,612,500
                                                                 -----------
Greece--2.0%
 Antenna TV SA 144A 9%,
    8/1/07 (b)  ..................... Ba               4,250       4,228,750
 Fage Dairy Industries SA 9%,
    2/1/07   ........................ B                8,000       7,720,000
                                                                 -----------
                                                                  11,948,750
                                                                 -----------
Hong Kong--0.3%
 Road King Infrastructure
    144A 9.50%, 7/15/07 (b) ......... BB(c)            2,000       1,860,000
                                                                 -----------
Mexico--4.7%
 Copamex Industries SA 144A
    11.375%, 4/30/04 (b) ............ B                8,000       8,560,000
 Hylsa SA de C.V. 144A
    9.25%, 9/15/07 (b)   ............ BB(c)            5,000       4,912,500
 Ispat Mexicana SA Euro
    10.375%, 3/15/01  ............... NR              12,000      12,000,000
 Petroleos Mexicanos 144A
    9.50%, 9/15/27 (b)   ............ NR               2,000       1,820,000
                                                                 -----------
                                                                  27,292,500
                                                                 -----------
                       See Notes to Financial Statements

Phoenix High Yield Fund Series
--------------------------------------------------------------------------------


                                       MOODY'S
                                        BOND        PAR
                                       RATING      VALUE
                                     (Unaudited)   (000)         VALUE
                                    ------------- ---------   -------------
Netherlands--1.0%
 Netia Holdings 144A 0%,
    11/1/07 (b) (e) ............... NR             $ 9,750     $  5,874,375
                                                               ------------
United Kingdom--2.3%
 Diamond Cable Co. 0%,
    2/15/07 (e)  .................. B               15,000        9,787,500
 Telewest Communications
    PLC 0%, 10/1/07 (e)   ......... B                5,000        3,737,500
                                                               ------------
                                                                 13,525,000
                                                               ------------
Venezuela--0.5%
 CanTV Finance Ltd. VNT
    9.25%, 2/1/04 (f)  ............ Ba               3,000        2,955,000
                                                               ------------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $150,184,266) ...........................     147,346,475
                                                               ------------
FOREIGN CONVERTIBLE BONDS--0.5%
Russia--0.5%
 Lukinter Finance Cv. WI
    144A 1%, 11/3/03 (b) (g)   .    NR               3,500        3,115,000
                                                               ------------
TOTAL FOREIGN CONVERTIBLE BONDS
 (Identified cost $3,380,000)..............................       3,115,000
                                                               ------------


                                    SHARES
                                   ---------
PREFERRED STOCKS--2.7%
Paper & Forest Products--0.7%
 SD Warren Co. Series B Pfd.
    PIK 14%  ..................... 115,000       4,082,587
                                                 ---------
Publishing--2.0%
 American Radio Systems Pfd.
    PIK 11.375% .................. 100,017      11,902,034
                                                ----------
TOTAL PREFERRED STOCKS
   (Identified cost $12,523,141) ............   15,984,621
                                                ----------
CONVERTIBLE PREFERRED STOCKS--0.3%
Publishing--0.3%
 Granite Broadcasting Corp.
    Cv. Pfd. $1.938...............  30,000       1,488,750
                                                ----------
TOTAL CONVERTIBLE PREFERRED STOCKS
   (Identified cost $2,025,000)  ............    1,488,750
                                                ----------



                                    SHARES        VALUE
                                   ---------   -------------
COMMON STOCKS--0.0%
Publishing--0.0%
 Sullivan Holdings, Inc.
    Class C (d) ..................       76     $          0
                                                ------------
TOTAL COMMON STOCKS
  (Identified cost $357,881)  ...............              0
                                                ------------
WARRANTS--0.1%
 Orion Network Systems,
    Inc. Warrants (d) ............    8,000          140,000
 SD Warren Warrants 144A
    (b) (d)  .....................  115,000          575,000
                                                ------------
                                                     715,000
                                                ------------
TOTAL WARRANTS
  (Identified cost $568,100)  ...............        715,000
                                                ------------
TOTAL LONG-TERM INVESTMENTS--98.2%
  (Identified cost $568,545,803) ............    574,764,036
                                                ------------


                               STANDARD
                                 & POOR'S      PAR
                                  RATING      VALUE
                                (Unaudited)   (000)
                               ------------- --------
SHORT-TERM OBLIGATIONS--1.9%
Commercial Paper--1.3%
 Associates Corporation of
    North America 5.73%,
    11/3/97 .................. A-1+           $7,240          7,237,695
                                                              ---------
Repurchase Agreement--0.6%
 State Street Bank
    Repurchase Agreement
    4% dated 10/31/97 due
    11/3/97, repurchase
    price $3,558,186,
    collateralized by U.S.
    Treasury Note 8.875%,
    2/15/19, market value
    $3,630,363 ...............                 3,557          3,557,000
                                                              ---------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $10,794,695) .....................         10,794,695
                                                             ----------
TOTAL INVESTMENTS--100.1%
 (Identified cost $579,340,498).....................        585,558,731(a)
 Cash and receivables, less liabilities--(0.1%)  ...           (468,944)
                                                            -----------
NET ASSETS--100.0% .................................     $  585,089,787
                                                         ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $19,805,751 and gross depreciation of $13,677,743 for income tax purposes. At October 31, 1997, the aggregate cost of securities for federal income tax purposes was $579,430,723.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1997, these securities amounted to a value of $228,177,931 or 39% of net assets.
(c) As rated by Standard & Poor's, Duff & Phelps or Fitch.
(d) Non-income producing.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f) All or a portion segregated as collateral.
(g) When issued.
(h) Warrants incorporated as a unit.

                       See Notes to Financial Statements
                                                                              37

Phoenix High Yield Fund Series
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1997

Assets
Investment securities at value
 (Identified cost $579,340,498)                             $ 585,558,731
Receivables
 Investment securities sold                                    42,813,392
 Dividends and interest                                        11,854,601
 Fund shares sold                                               1,253,055
                                                            -------------
  Total assets                                                641,479,779
                                                            -------------
Liabilities
Payables
 Custodian                                                      7,377,577
 Investment securities purchased                               47,419,697
 Fund shares repurchased                                          853,797
 Investment advisory fee                                          341,921
 Distribution fee                                                 165,332
 Transfer agent fee                                                95,525
 Financial agent fee                                               18,677
 Trustees' fee                                                      3,636
Accrued expenses                                                  113,830
                                                            -------------
  Total liabilities                                            56,389,992
                                                            -------------
Net Assets                                                  $ 585,089,787
                                                            =============
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $ 658,238,146
Undistributed net investment income                             1,920,695
Accumulated net realized loss                                 (81,287,287)
Net unrealized appreciation                                     6,218,233
                                                            -------------
Net Assets                                                  $ 585,089,787
                                                            =============
Class A
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $532,905,726)             58,643,449
Net asset value per share                                   $        9.09
Offering price per share
 $9.09/(1-4.75%)                                            $        9.54
Class B
Shares of beneficial interest outstanding, $1 par value,
 unlimited authorization (Net Assets $52,184,061)               5,754,039
Net asset value and offering price per share                $        9.07



                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1997


Investment Income
Interest                                                  $  54,780,941
Dividends                                                     1,605,229
Security lending                                                 11,206
                                                          -------------
  Total investment income                                    56,397,376
                                                          -------------
Expenses
Investment advisory fee                                       3,713,370
Distribution fee--Class A                                     1,335,223
Distribution fee--Class B                                       371,984
Financial agent fee                                             205,073
Transfer agent                                                  759,805
Printing                                                        107,246
Custodian                                                        30,271
Registration                                                     29,693
Professional                                                     26,945
Trustees                                                         19,555
Miscellaneous                                                    10,560
                                                          -------------
  Total expenses                                              6,609,725
                                                          -------------
Net investment income                                        49,787,651
                                                          -------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                              43,737,254
Net change in unrealized appreciation (depreciation) on
  investments                                               (14,877,655)
                                                          -------------
Net gain on investments                                      28,859,599
                                                          -------------
Net increase in net assets resulting from
  operations                                              $  78,647,250
                                                          =============


                       See Notes to Financial Statements
38

Phoenix High Yield Fund Series
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                          Year Ended           Year Ended
                                                                                       October 31, 1997     October 31, 1996
                                                                                       ------------------   -----------------
From Operations
 Net investment income                                                                  $   49,787,651       $   47,719,085
 Net realized gain                                                                          43,737,254           26,433,066
 Net change in unrealized appreciation (depreciation)                                      (14,877,655)           2,635,081
                                                                                        --------------       --------------
 Increase in net assets resulting from operations                                           78,647,250           76,787,232
                                                                                        --------------       --------------
From Distributions to Shareholders
 Net investment income--Class A                                                            (47,205,499)         (46,688,677)
 Net investment income--Class B                                                             (3,142,933)          (1,579,272)
                                                                                        --------------       --------------
 Decrease in net assets from distributions to shareholders                                 (50,348,432)         (48,267,949)
                                                                                        --------------       --------------
From Share Transactions
Class A
 Proceeds from sales of shares (19,095,734 and 8,790,783 shares, respectively)             171,457,073           73,572,017
 Net asset value of shares issued from reinvestment of distributions (2,704,031 and
  2,806,249 shares, respectively)                                                           24,329,132           23,385,527
 Cost of shares repurchased (21,233,985 and 15,647,656 shares, respectively)              (191,152,369)        (131,021,265)
                                                                                        --------------       --------------
Total                                                                                        4,633,836          (34,063,721)
                                                                                        --------------       --------------
Class B
 Proceeds from sales of shares (4,404,860 and 1,998,410 shares, respectively)               39,804,503           16,749,310
 Net asset value of shares issued from reinvestment of distributions (142,554 and
  76,435 shares, respectively)                                                               1,286,205              639,323
 Cost of shares repurchased (1,757,872 and 616,763 shares, respectively)                   (15,793,311)          (5,170,475)
                                                                                        --------------       --------------
Total                                                                                       25,297,397           12,218,158
                                                                                        --------------       --------------
 Increase (decrease) in net assets from share transactions                                  29,931,233          (21,845,563)
                                                                                        --------------       --------------
 Net increase in net assets                                                                 58,230,051            6,673,720
Net Assets
 Beginning of period                                                                       526,859,736          520,186,016
                                                                                        --------------       --------------
 End of period (including undistributed net investment income of
  $1,920,695 and $2,038,026, respectively)                                              $  585,089,787       $  526,859,736
                                                                                        ==============       ==============


                       See Notes to Financial Statements
                                                                              39

Phoenix High Yield Fund Series
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)



                                                                               Class A
                                               -----------------------------------------------------------------------
                                                                        Year Ended October 31,
                                                1997            1996            1995            1994             1993
                                               ------          ------          ------           ------           ------
Net asset value, beginning of period           $ 8.63          $ 8.17          $ 8.11           $ 9.11           $ 8.14
Income from investment operations
 Net investment income                           0.80            0.78            0.80             0.76             0.74
 Net realized and unrealized gain (loss)         0.46            0.46            0.04            (0.97)            0.97
                                               ------          ------          ------           ------           ------
  Total from investment operations               1.26            1.24            0.84            (0.21)            1.71
                                               ------          ------          ------           ------           ------
Less distributions
 Dividends from net investment income           (0.80)          (0.78)          (0.78)           (0.76)           (0.74)
 Tax return of capital                             --              --              --            (0.03)              --
                                               ------          ------          ------           ------           ------
  Total distributions                           (0.80)          (0.78)          (0.78)           (0.79)           (0.74)
                                               ------          ------          ------           ------           ------
Change in net asset value                        0.46            0.46            0.06            (1.00)            0.97
                                               ------          ------          ------           ------           ------
Net asset value, end of period                 $ 9.09          $ 8.63          $ 8.17           $ 8.11           $ 9.11
                                               ======          ======          ======           ======           ======
Total return(1)                                 15.03%          15.95%          11.19%           (2.57)%          21.87%
Ratios/supplemental data:
Net assets end of period (thousands)         $532,906        $501,265        $507,855         $531,773        $182,333
Ratio to average net assets of:
 Operating expenses                              1.11%           1.17%           1.21%           1.19%            1.04%
 Net investment income                           8.76%           9.21%          10.01%           9.01%            8.46%
Portfolio turnover                                167%            162%            147%            222%             157%


                                                                       Class B
                                             ------------------------------------------------------
                                                                                           From
                                                                                         Inception
                                                     Year Ended October 31,              2/16/94 to
                                               1997          1996          1995           10/31/94
                                             -----------   -----------   -----------   -------------
Net asset value, beginning of period           $ 8.63        $ 8.19        $ 8.13         $ 9.38
Income from investment operations
 Net investment income                           0.73          0.71          0.72           0.54
 Net realized and unrealized gain (loss)         0.46          0.45          0.07          (1.25)
                                               ------        ------        ------         -------
  Total from investment operations               1.19          1.16          0.79          (0.71)
                                               ------        ------        ------         -------
Less distributions
 Dividends from net investment income           (0.75)        (0.72)        (0.73)         (0.52)
 Tax return of capital                             --            --            --          (0.02)
                                               ------        ------        ------         -------
  Total distributions                           (0.75)        (0.72)        (0.73)         (0.54)
                                               ------        ------        ------         -------
Change in net asset value                        0.44          0.44          0.06          (1.25)
                                               ------        ------        ------         -------
Net asset value, end of period                 $ 9.07        $ 8.63        $ 8.19         $ 8.13
                                               ======        ======        ======         =======
Total return(1)                                 14.18%        14.88%        10.44%         (7.67)%(3)
Ratios/supplemental data:
Net assets end of period (thousands)           $52,184      $25,595       $12,331         $6,056
Ratio to average net assets of:
 Operating expenses                               1.86%        1.92%         1.97%          1.80%(2)
 Net investment income                            8.00%        8.47%         9.18%          9.12%(2)
Portfolio turnover                                 167%         162%          147%           222%

(1) Maximum sales load is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.

                       See Notes to Financial Statements
40

Phoenix U.S. Government Securities Fund Series
--------------------------------------------------------------------------------

                        INVESTMENTS AT OCTOBER 31, 1997




                                        STANDARD
                                        & POOR'S            PAR
                                         RATING            VALUE
                                       (Unaudited)         (000)               VALUE
                                      ------------- ---------------------   -------------
U.S. GOVERNMENT AND AGENCY SECURITIES--61.0%
U.S. Treasury Bonds--2.7%
  U.S. Treasury Bonds 6.375%,
    8/15/27  ........................      AAA      $ 1,000                  $  1,030,625
  U.S. Treasury Bonds WI
    6.125%, 11/15/27 (h) ............      AAA        4,000                     3,997,200
                                                                             ------------
                                                                                5,027,825
                                                                             ------------
U.S. Treasury Notes--49.0%
  U.S. Treasury Inflation Index
    Notes 3.375%, 1/15/07 (i)   .          AAA        9,165                     9,176,200
  U.S. Treasury Notes 5.625%,
    10/31/99 ........................      AAA       24,220                    24,227,557
  U.S. Treasury Notes 6.25%,
    8/31/02 (e) .....................      AAA       43,000                    43,791,630
  U.S. Treasury Notes 6.625%,
    5/15/07  ........................      AAA       10,800                    11,373,750
  U.S. Treasury Notes 6.125%,
    8/15/07  ........................      AAA        3,350                     3,423,281
                                                                             ------------
                                                                               91,992,418
                                                                             ------------
Agency Mortgage-Backed Securities--9.3%
  FNMA 10%, 5/25/04   ...............      AAA        3,003                     3,200,211
  FNMA 6.50%, 5/25/18 ...............      AAA        1,500                     1,513,125
  FNMA 8.50%, 11/25/19   ............      AAA           58                        57,509
  FNMA 6.85%, 5/17/20 ...............      AAA       10,000                    10,050,000
  FNMA 6.75%, '19-'21 ...............      AAA        2,000                     2,045,010
  GNMA 8%, '05-'06 ..................      AAA          141                       148,769
  GNMA 8.50%, '01-'22 ...............      AAA          446                       467,935
                                                                             ------------
                                                                               17,482,559
                                                                             ------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
  (Identified cost $112,858,455)  .......................................     114,502,802
                                                                             ------------
MUNICIPAL BONDS--20.6%
  Atlanta Downtown
    Development Authority
    Lease Revenue Taxable
    6.875%, 2/1/21 (e) (f)  .........      AAA        5,100                     5,142,381
  Chicago Public Building
    Taxable 6.25%, 1/1/99 (c)  ......      AAA        2,000                     2,009,500
  Chicago Public Building
    Taxable 6.65%, 1/1/01 (c)  ......      AAA        1,000                     1,017,180
  Chicago Public Building
    Taxable 7%, 1/1/06 (c)  .........      AAA        2,000                     2,088,280
  Chicago Public Building
    Taxable 7%, 1/1/07 (c)  .........      AAA        1,050                     1,097,974
  E-470 Public Highway
    Authority Colorado Revenue
    5%, 9/1/26  .....................      AAA        5,000                     4,765,900
  Harristown Development
    Corporation PA Special
    Taxable 6.15%, 2/1/16   .........    Aaa(g)       5,000                     4,668,550


                                        STANDARD
                                        & POOR'S            PAR
                                         RATING            VALUE
                                       (Unaudited)         (000)                VALUE
                                      ------------- ---------------------   -------------
MUNICIPAL BONDS--continued
  Massachusetts Turnpike
    Authority Metropolitan
    Highway System Revenue
    5%, 1/1/27  .....................      AAA      $ 5,000                  $  4,750,600
  Port St. Lucie, Florida Utility
    Revenue 5.125%, 9/1/27  .........      AAA        5,000                     4,848,350
  San Francisco City & County
    Redevelopment Agency
   Revenue Taxable 9.75%,
    6/1/13 (c) (e) ..................      AAA        4,800                     6,300,816
  Texas Water Development
    Board Revenue-ST
    Revolving Fund 5%,
    7/15/19  ........................      AAA        2,000                     1,945,680
                                                                             ------------
TOTAL MUNICIPAL BONDS
  (Identified cost $38,067,152).........................................................
                                                                               38,635,211
                                                                             ------------
NON-CONVERTIBLE BONDS--6.2%
Leisure Time (Products)--2.3%
  Mashantucket Pequot Revenue
    144A 6.91%, 9/1/12 (b)  .........      AAA        4,200                     4,273,710
                                                                             ------------
Non-Agency Mortgage-Backed Securities--3.9%
  PNC Mortgage Securities Corp.
    96-3, A5 8%, 12/25/26   .........    Aaa(g)       4,588                     4,854,498
  Resolution Trust Corp. 95-2,
    M1 7.15%, 5/25/29 ...............     Aa(g)       2,509                     2,551,563
                                                                             ------------
                                                                                7,406,061
                                                                             ------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified cost $11,507,396).........................................................
                                                                               11,679,771
                                                                             ------------
                                                    SHARES
                                                    ------
PREFERRED STOCKS--5.3%
REITS--5.3%
  Home Ownership Funding 2,
    Step-down Pfd. 144A
    13.338% (b) (d)   ...............                10,000                     9,913,450
                                                                             ------------
TOTAL PREFERRED STOCKS
  (Identified cost $9,660,265) ..........................................       9,913,450
                                                                             ------------
TOTAL LONG-TERM INVESTMENTS--93.1%
  (Identified cost $172,093,268)  ......................................................
                                                                              174,731,234
                                                                             ------------


                       See Notes to Financial Statements
                                                                              43

Phoenix U.S. Government Securities Fund Series
--------------------------------------------------------------------------------


                                   PAR
                                  VALUE
                                  (000)        VALUE
                                ---------   ------------
SHORT-TERM OBLIGATIONS--8.2%
Federal Agency Securities--8.2%
  FHLMC 5.65%, 11/3/97 ......    $15,315     $15,310,193
                                             -----------
TOTAL SHORT-TERM OBLIGATIONS
   (Identified cost $15,310,193)  ......      15,310,193
                                             ===========

                                          VALUE
                                       ------------
TOTAL INVESTMENTS--101.3%
  (Identified cost $187,403,461)       $190,041,427(a)
    Cash and receivables, less
      liabilities--(1.3%)                (2,469,860)
                                       ------------
NET ASSETS--100.0%                     $187,571,567
                                       =============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,580,887 and gross depreciation of $307,456 for income tax purposes. At October 31, 1997, the aggregate cost of securities for federal income tax purposes was $187,767,996.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1997 these securities amounted to a value of $14,187,160 or 7.6% of net assets.
(c) These bonds are fully defeased by U.S. Government Treasury Obligations.
(d) Dividend payments backed by FHLMC ("Freddie Mac") Participation
    Certificates.
(e) All or a portion segregated as collateral.
(f) The revenue from this security is backed by the U.S. Government.
(g) As rated by Moody's, Fitch or Duff & Phelps.
(h) When issued.
(i) Variable or step coupon security; interest rate shown reflects rate currently in effect.

                       See Notes to Financial Statements
44

Phoenix U.S. Government Securities Fund Series
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1997



Assets
Investment securities at value
 (Identified cost $187,403,461)                             $ 190,041,427
Cash                                                                3,344
Receivables
 Interest and dividends                                         1,754,606
 Fund shares sold                                                 438,157
                                                            -------------
  Total assets                                                192,237,534
                                                            -------------
Liabilities
Payables
 Investment securities purchased                                3,995,045
 Fund shares repurchased                                          443,481
 Investment advisory fee                                           71,336
 Distribution fee                                                  42,882
 Transfer agent fee                                                40,785
 Financial agent fee                                                8,209
 Trustees' fee                                                      3,636
Accrued expenses                                                   60,593
                                                            -------------
  Total liabilities                                             4,665,967
                                                            -------------
Net Assets                                                  $ 187,571,567
                                                            =============
Net Assets Consist of:
Capital paid in on shares of beneficial interest            $ 195,357,302
Undistributed net investment income                               694,705
Accumulated net realized loss                                 (11,118,406)
Net unrealized appreciation                                     2,637,966
                                                            -------------
Net Assets                                                  $ 187,571,567
                                                            =============
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $182,250,364)            18,874,419
Net asset value per share                                   $        9.66
Offering price per share
  $9.66/(1-4.75%)                                           $       10.14
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $5,321,203)                 554,129
Net asset value and offering price per share                $        9.60


                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1997



Investment Income
Interest                                                  $12,482,271
Dividends                                                     446,860
Security lending                                               71,932
                                                          -----------
  Total investment income                                  13,001,063
                                                          -----------
Expenses
Investment advisory fee                                       885,257
Distribution fee--Class A                                     479,186
Distribution fee--Class B                                      50,496
Financial agent fee                                            93,466
Transfer agent                                                314,694
Printing                                                       48,172
Registration                                                   26,304
Professional                                                   22,032
Trustees                                                       19,633
Custodian                                                      18,620
Miscellaneous                                                   3,531
                                                          -----------
  Total expenses                                            1,961,391
                                                          -----------
Net investment income                                      11,039,672
                                                          -----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                               517,260
Net change in unrealized appreciation (depreciation) on
  investments                                               2,715,533
                                                          -----------
Net gain on investments                                     3,232,793
                                                          -----------
Net increase in net assets resulting from
  operations                                              $14,272,465
                                                          ===========


                       See Notes to Financial Statements
                                                                              45

Phoenix U.S. Government Securities Fund Series
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                        Year Ended           Year Ended
                                                                                     October 31, 1997     October 31, 1996
                                                                                     ------------------   -----------------
From Operations
 Net investment income                                                                 $  11,039,672       $  12,502,080
 Net realized gain (loss)                                                                    517,260          (2,717,827)
 Net change in unrealized appreciation (depreciation)                                      2,715,533            (904,425)
                                                                                       -------------       -------------
 Increase in net assets resulting from operations                                         14,272,465           8,879,828
                                                                                       -------------       -------------
From Distributions to Shareholders
 Net investment income--Class A                                                          (10,634,100)        (11,752,701)
 Net investment income--Class B                                                             (259,835)           (201,921)
                                                                                       -------------       -------------
 Decrease in net assets from distributions to shareholders                               (10,893,935)        (11,954,622)
                                                                                       -------------       -------------
From Share Transactions
Class A
 Proceeds from sales of shares (2,629,037 and 3,190,243 shares, respectively)             24,689,395          30,366,623
 Net asset value of shares issued from reinvestment of distributions (639,861 and
  680,397 shares, respectively)                                                            6,046,315           6,412,886
 Cost of shares repurchased (6,412,210 and 6,419,884 shares, respectively)               (60,334,761)        (61,087,957)
                                                                                       -------------       -------------
Total                                                                                    (29,599,051)        (24,308,448)
                                                                                       -------------       -------------
Class B
 Proceeds from sales of shares (165,395 and 241,903 shares, respectively)                  1,565,869           2,287,444
 Net asset value of shares issued from reinvestment of distributions (16,313 and
  11,893 shares, respectively)                                                               153,651             111,576
 Cost of shares repurchased (143,485 and 119,425 shares, respectively)                    (1,354,825)         (1,122,209)
                                                                                       -------------       -------------
Total                                                                                        364,695           1,276,811
                                                                                       -------------       -------------
 Decrease in net assets from share transactions                                          (29,234,356)        (23,031,637)
                                                                                       -------------       -------------
 Net decrease in net assets                                                              (25,855,826)        (26,106,431)
Net Assets
 Beginning of period                                                                     213,427,393         239,533,824
                                                                                       -------------       -------------
 End of period (including undistributed net investment income of
  $694,705 and $264,123, respectively)                                                 $ 187,571,567       $ 213,427,393
                                                                                       =============       =============


                       See Notes to Financial Statements
46

Phoenix U.S. Government Securities Fund Series
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                                             Class A
                                              -----------------------------------------------------------------
                                                                      Year Ended October 31,
                                                1997         1996          1995           1994            1993
                                              -------     ---------     --------        --------         ------
Net asset value, beginning of period           $ 9.47        $ 9.60        $8.88         $ 9.87          $ 9.91
Income from investment operations
 Net investment income                           0.55          0.52         0.55           0.64            0.62(1)
 Net realized and unrealized gain (loss)         0.17         (0.15)        0.72          (1.02)           0.34
                                               ------        ------        -----         ------          -------
  Total from investment operations               0.72          0.37         1.27          (0.38)           0.96
                                               ------        ------        -----         ------          -------
Less distributions
 Dividends from net investment income           (0.53)        (0.50)        0.55)         (0.45)          (0.62)
 Dividends from net realized gains                 --            --           --          (0.02)          (0.38)
 Tax return of capital                             --            --           --          (0.14)             --
                                               ------        ------        -----         ------          -------
  Total distributions                           (0.53)        (0.50)        0.55)         (0.61)          (1.00)
                                               ------        ------        -----         ------          -------
Change in net asset value                        0.19         (0.13)        0.72          (0.99)          (0.04)
                                               ------        ------        -----         ------          -------
Net asset value, end of period                 $ 9.66        $ 9.47        $9.60         $ 8.88          $ 9.87
                                               ======        ======        =====         ======          =======
Total return(2)                                  7.85%         4.05%       14.81%         (3.98)%         10.18%
Ratios/supplemental data:
Net assets, end of period (thousands)        $182,250      $208,552     $235,879       $262,157         $57,072
Ratio to average net assets of:
 Operating expenses                              0.98%         1.03%        0.99%          0.98%           0.75%
 Net investment income                           5.63%         5.55%        6.01%          5.92%           6.19%
Portfolio turnover                                377%          379%         178%           101%            264%


                                                                      Class B
                                             ---------------------------------------------------------
                                                                                    From
                                                                                  Inception
                                                    Year Ended October 31,        2/24/94 to
                                               1997        1996        1995        10/31/94
                                             -------     -------     -------      --------
Net asset value, beginning of period          $ 9.45      $ 9.58      $ 8.86        $9.61
Income from investment operations
 Net investment income                          0.47        0.44        0.48         0.39
 Net realized and unrealized gain (loss)        0.17       (0.14)       0.72        (0.75)
                                              ------      ------      ------        -----
  Total from investment operations              0.64        0.30        1.20        (0.36)
                                              ------      ------      ------        -----
Less distributions
 Dividends from net investment income          (0.49)      (0.43)      (0.48)       (0.30)
 Dividends from net realized gains                --          --          --           --
 Tax return of capital                            --          --          --        (0.09)
                                              ------      ------      ------        -----
  Total distributions                          (0.49)      (0.43)      (0.48)       (0.39)
                                              ------      ------      ------        -----
Change in net asset value                       0.15       (0.13)       0.72        (0.75)
                                              ------      ------      ------        -----
Net asset value, end of period                $ 9.60      $ 9.45      $ 9.58        $8.86
                                              ======      ======      ======        =====
Total return(2)                                 6.94%       3.39%      13.82%       (3.83)%(4)
Ratios/supplemental data:
Net assets, end of period (thousands)         $5,321      $4,875      $3,655       $1,238
Ratio to average net assets of:
 Operating expenses                             1.71%       1.78%       1.73%        2.00%(3)
 Net investment income                          4.91%       4.79%       5.23%        4.49%(3)
Portfolio turnover                               377%        379%        178%         101%

(1) Includes reimbursement of operating expenses by investment adviser of $0.03.
(2) Maximum sales load is not reflected in the total return calculation.
(3) Annualized
(4) Not annualized

                       See Notes to Financial Statements
                                                                              47

Phoenix Money Market Fund Series
--------------------------------------------------------------------------------

                        INVESTMENTS AT OCTOBER 31, 1997


 Face
 Value                                    Interest   Maturity
 (000)             Description              Rate       Date       Value
-------- -------------------------------- ---------- ---------- ------------
FEDERAL AGENCY SECURITIES--10.1%
$3,500   FHLB ...........................   5.69 %    11/20/97   $ 3,500,000
 3,000   FHLB ...........................   5.79       1/21/98     3,000,000
 6,500   FHLB ...........................   5.78       1/28/98     6,500,000
 7,500   SLMA ...........................   6.00       6/30/98     7,500,000
                                                                 -----------
TOTAL FEDERAL AGENCY SECURITIES   ...........................     20,500,000
                                                                 -----------
FEDERAL AGENCY SECURITIES--VARIABLE--18.9% (b)
                                                        Reset
                                                        Date
                                                      --------
 4,500   FFCB (final maturity 4/1/99) ...   5.28       11/1/97     4,500,000
10,500   FFCB (final maturity 7/24/00)      5.79       11/1/97    10,503,231
 1,000   SLMA (final maturity
         11/24/97)  .....................   5.27       11/4/97     1,000,000
 3,500   SLMA (final maturity
         11/10/98)  .....................   5.29       11/4/97     3,498,106
 2,000   SLMA (final maturity 2/22/99)   .  5.30       11/4/97     2,000,000
 5,000   SLMA (final maturity 2/8/99) ...   5.31       11/4/97     5,000,000
 3,000   SLMA (final maturity 3/7/01) ...   5.36       11/4/97     3,000,000
 3,000   FHLMC (final maturity
         6/22/98)   .....................   5.405     11/20/97     2,999,055
 3,000   FNMA (final maturity
         12/14/98)  .....................   5.36      12/14/97     2,998,158
 3,000   SBA (final maturity 10/25/22)      6.00        1/1/98     2,996,251
                                                                 -----------
           TOTAL FEDERAL AGENCY SECURITIES--VARIABLE              38,494,801
                                                                 -----------


                                      Standard
                                      & Poor's
                                       Rating            Maturity
                                    (Unaudited)            Date
                                    -------------        ----------
COMMERCIAL PAPER--65.7%
   502  Heinz (H.J.) Co.  ......... A-1           5.50     11/3/97     501,847
 1,060  Merrill Lynch & Co., Inc.   A-1+          5.54     11/3/97   1,059,674
 1,000  Pfizer, Inc.   ............ A-1+          5.52     11/3/97     999,693
 5,235  Pitney Bowes Credit
        Corp. ..................... A-1+          5.70     11/3/97   5,233,342
   500  Preferred Receivables
        Funding Corp.  ............ A-1           5.80     11/3/97     499,839
   750  BellSouth
        Telecommunications,
        Inc.  ..................... A-1+          5.57     11/4/97     749,652
   747  Receivables Capital Corp.   A-1+          5.54     11/4/97     746,655
   500  Du Pont (E.I.) de
        Nemours & Co.  ............ A-1+          5.55     11/6/97     499,615
 3,000  Goldman, Sachs & Co.        A-1+          5.62     11/6/97   2,997,656
 1,642  Receivables Capital Corp.   A-1+          5.55     11/6/97   1,640,734
 2,500  Kimberly-Clark Corp. ...... A-1+          5.65     11/7/97   2,497,646
 4,570  Colgate-Palmolive Co.       A-1           5.54    11/10/97   4,563,671


                                    Standard
 Face                               & Poor's
 Value                               Rating     Interest   Maturity
 (000)          Description       (Unaudited)     Rate       Date       Value
--------- ----------------------- ------------- ---------- ---------- -----------
COMMERCIAL PAPER--continued
 $ 2,700  Corporate Asset
          Funding Co., Inc.   .   A-1+           5.55%     11/10/97    $2,696,254
   3,300  CXC, Inc.  ............ A-1+            5.52     11/12/97     3,294,434
   1,200  Coca-Cola Co. ......... A-1+            5.52     11/12/97     1,197,976
     565  Corporate Asset
          Funding Co., Inc.   .   A-1+            5.51     11/12/97       564,049
   2,750  Exxon Imperial U.S.,
          Inc. .................. A-1+            5.52     11/12/97     2,745,370
   1,550  Cargill, Inc. ......... A-1+            5.50     11/13/97     1,547,158
   3,000  Enterprise Funding
          Corp.   ............... A-1+            5.73     11/13/97     2,994,270
   3,470  AlliedSignal, Inc.  ... A-1             5.55     11/14/97     3,463,046
     450  Beta Finance, Inc.  ... A-1+            5.55     11/14/97       449,098
   3,000  Corporate Receivables
          Corp.   ............... A-1             5.35     11/14/97     2,994,204
   1,000  Gannett Co.   ......... A-1             5.52     11/14/97       998,007
   3,500  General Electric
          Capital Corp. ......... A-1+            5.53     11/17/97     3,491,398
   1,465  Pitney Bowes Credit
          Corp.   ............... A-1+            5.65     11/17/97     1,461,321
   2,516  Receivables Capital
          Corp.   ............... A-1+            5.54     11/17/97     2,509,805
   1,800  General Electric
          Capital Corp. ......... A-1+            5.50     11/19/97     1,795,050
   3,255  Greenwich Funding
          Corp.   ............... A-1+            5.53     11/20/97     3,245,500
   3,165  Preferred Receivables
          Funding Corp. ......... A-1             5.52     11/21/97     3,155,294
     700  Cargill, Inc. ......... A-1+            5.52     11/24/97       697,531
   1,129  Greenwich Funding
          Corp.   ............... A-1+            5.55     11/24/97     1,124,997
   4,170  Beta Finance, Inc.  ... A-1+            5.52     11/25/97     4,154,654
     600  Beta Finance, Inc.  ... A-1+            5.55     11/25/97       597,780
   1,600  Enterprise Funding
          Corp.   ............... A-1+            5.71     11/25/97     1,593,909
   3,650  General Electric
          Capital Corp. ......... A-1+            5.54     11/26/97     3,635,958
   5,000  Goldman, Sachs & Co.    A-1+            5.53     11/28/97     4,979,263
     315  Enterprise Funding
          Corp.   ............... A-1+            5.53      12/1/97       313,548
     600  Enterprise Funding
          Corp.   ............... A-1+            5.57      12/1/97       597,215
   3,680  Greenwich Funding
          Corp.   ............... A-1+            5.56      12/1/97     3,662,949
   1,600  Receivables Capital
          Corp.   ............... A-1+            5.54      12/1/97     1,592,613
   3,645  Du Pont (E.I.) de
          Nemours & Co. ......... A-1+            5.50      12/2/97     3,627,737

See Notes to Financial Statements
50

Phoenix Money Market Fund Series
--------------------------------------------------------------------------------




                                      Standard
 Face                                 & Poor's
 Value                                 Rating     Interest   Maturity
 (000)           Description        (Unaudited)     Rate       Date         Value
--------- ------------------------- ------------- ---------- ---------- --------------------
COMMERCIAL PAPER--continued
$ 3,000   Private Export
          Funding Corp.   ......... A-1+           5.53%       12/4/97    $    2,984,792
  5,000   Private Export
          Funding Corp.   ......... A-1+            5.51       12/5/97         4,973,981
  2,000   Private Export
          Funding Corp.   ......... A-1+            5.57       12/5/97         1,989,479
    377   International Lease
          Finance Corp.   ......... A-1             5.55       12/9/97           374,791
  1,875   Receivables Capital
          Corp.  .................. A-1+            5.53      12/10/97         1,863,767
  1,075   Receivables Capital
          Corp.  .................. A-1+            5.55      12/10/97         1,068,537
  2,500   Kimberly-Clark Corp.     .A-1+            5.50      12/12/97         2,484,340
  2,800   Preferred Receivables
          Funding Corp.   ......... A-1             5.55      12/18/97         2,779,712
    500   General Re Corp.   ...... A-1+            5.51      12/26/97           495,791
    790   International Lease
          Finance Corp.   ......... A-1             5.55       1/20/98           780,257
  3,500   CXC, Inc. ............... A-1+            5.57       1/27/98         3,452,887
  2,000   Corporate Receivables
          Corp.  .................. A-1             5.58       1/28/98         1,972,720
  3,250   Merrill Lynch & Co.,
          Inc.   .................. A-1+            5.58       1/30/98         3,204,662
  3,000   Pitney Bowes Credit
          Corp.  .................. A-1+            5.52       1/30/98         2,958,600


                                      Standard
 Face                                 & Poor's
 Value                                 Rating     Interest    Maturity
 (000)           Description        (Unaudited)     Rate       Date          Value
--------- ------------------------- ------------- ---------- ---------- --------------------
COMMERCIAL PAPER--continued
$   900   AT&T Corp.   ............ A-1+           5.57%       2/12/98    $      885,657
  2,500   Corporate Receivables
          Corp.  .................. A-1             5.55       2/18/98         2,457,990
  2,890   Preferred Receivables
          Funding Corp.   ......... A-1             5.56       2/23/98         2,839,117
  3,816   Enterprise Funding
          Corp.  .................. A-1+            5.69       2/27/98         3,744,829
    850   Du Pont (E.I.) de
          Nemours & Co.   ......... A-1+            5.57        3/9/98           833,561
  1,800   Beta Finance, Inc. ...... A-1+            5.58       3/12/98         1,763,451
  2,900   Beta Finance, Inc. ...... A-1+            5.60       4/29/98         2,819,251
                                                                               ---------
TOTAL COMMERCIAL PAPER
                                                                             133,898,584
                                                                          --------------
MEDIUM-TERM NOTES--1.5%
  3,100   Associates Corporation
          of North America   ...... AA-             6.38       8/15/98         3,110,600
                                                                               ---------
TOTAL MEDIUM-TERM NOTES
                                                                               3,110,600
                                                                          --------------
CERTIFICATES OF DEPOSIT--1.2%
  2,500   Deutsche Bank N.Y. Yankee  ......................................................
                                                    5.64       1/15/98         2,500,000
                                                                               ---------
TOTAL CERTIFICATES OF DEPOSIT
                                                                               2,500,000
                                                                          --------------
TOTAL INVESTMENTS--97.4%
 (Identified cost $198,503,985) ...............                              198,503,985(a)
 Cash and receivables, less liabilities--2.6%                                  5,204,094
                                                                          --------------

NET ASSETS--100.0%                                                          $203,708,079
            =====                                                           ============


(a) Federal Income Tax Information: At October 31, 1997, the aggregate cost of securities was the same for book and tax purposes.
(b) Variable rate demand notes. The interest rates shown reflect the rates currently in effect.

                       See Notes to Financial Statements
                                                                              51

Phoenix Money Market Fund Series
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1997



Assets
Investment securities at value
  (Identified cost $198,503,985)                           $198,503,985
Receivables
 Fund shares sold                                             6,960,757
 Interest                                                     1,058,585
                                                           ------------
  Total assets                                              206,523,327
                                                           ------------
Liabilities
Payables
 Custodian                                                       13,876
 Fund shares repurchased                                      2,440,746
 Dividend distributions                                         108,695
 Transfer agent fee                                              87,680
 Investment advisory fee                                         63,558
 Financial agent fee                                              8,224
 Distribution fee                                                 6,388
 Trustees' fee                                                    3,636
Accrued expenses                                                 82,445
                                                           ------------
  Total liabilities                                           2,815,248
                                                           ------------
Net Assets                                                 $203,708,079
                                                           ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest           $203,708,079
                                                           ------------
Net Assets                                                 $203,708,079
                                                           ============
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $188,694,703)         188,694,703
Net asset value and offering price per share               $       1.00
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $15,013,376)           15,013,376
Net asset value and offering price per share               $       1.00



                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1997



Investment Income
Interest                       $10,948,988
                               -----------
  Total investment income       10,948,988
                               -----------
Expenses
Investment advisory fee            788,106
Distribution fee--Class B           77,717
Financial agent fee                 93,776
Transfer agent fee                 492,272
Registration                        55,120
Printing                            51,923
Custodian                           29,261
Professional                        27,499
Trustees                            19,555
Miscellaneous                        6,745
                               -----------
  Total expenses                 1,641,974
                               -----------
Net investment income          $ 9,307,014
                               ===========


                       See Notes to Financial Statements
52

Phoenix Money Market Fund Series
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                              Year Ended         Year Ended
                                                                                           October 31, 1997   October 31, 1996
                                                                                           ------------------ -------------------
From Operations
 Net investment income                                                                      $    9,307,014     $      9,418,637
                                                                                            --------------     ----------------
From Distributions to Shareholders
 Net investment income--Class A                                                                 (8,890,389)          (9,064,115)
 Net investment income--Class B                                                                   (416,625)            (354,522)
                                                                                            --------------     ----------------
 Decrease in net assets from distributions to shareholders                                      (9,307,014)          (9,418,637)
                                                                                            --------------     ----------------
From Share Transactions
Class A
 Proceeds from sales of shares (732,054,689 and 1,212,801,272 shares, respectively)            732,054,689        1,212,801,272
 Net asset value of shares issued from reinvestment of distributions (8,138,566 and
8,374,618
  shares, respectively)                                                                          8,138,566            8,374,618
 Cost of shares repurchased (744,357,959 and 1,221,850,524 shares, respectively)              (744,357,959)      (1,221,850,524)
                                                                                            --------------     ----------------
Total                                                                                           (4,164,704)            (674,634)
                                                                                            --------------     ----------------
Class B
 Proceeds from sales of shares (35,539,707 and 16,991,839 shares, respectively)                 35,539,707           16,991,839
 Net asset value of shares issued from reinvestment of distributions (329,335 and 281,654
  shares, respectively)                                                                            329,335              281,654
 Cost of shares repurchased (31,078,203 and 15,556,837 shares, respectively)                   (31,078,203)         (15,556,837)
                                                                                            --------------     ----------------
Total                                                                                            4,790,839            1,716,656
                                                                                            --------------     ----------------
 Increase in net assets from share transactions                                                    626,135            1,042,022
                                                                                            --------------     ----------------
 Net increase in net assets                                                                        626,135            1,042,022
Net Assets
 Beginning of period                                                                           203,081,944          202,039,922
                                                                                            --------------     ----------------
 End of period                                                                              $  203,708,079     $    203,081,944
                                                                                            ==============     ================


                       See Notes to Financial Statements
                                                                              53

Phoenix Money Market Fund Series
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                                            Class A
                                          ---------------------------------------------------------------------
                                                                    Year Ended October 31,
                                             1997           1996           1995           1994           1993
                                          ---------      ---------       --------      ---------       --------
Net asset value, beginning of period       $  1.00        $  1.00        $  1.00        $  1.00         $  1.00
Income from investment operations
 Net investment income                        0.048          0.047          0.053          0.032           0.025(1)
                                           --------       --------       --------       --------        ---------
  Total from investment operations            0.048          0.047          0.053          0.032           0.025
                                           --------       --------       --------       --------        ---------
Less distributions
 Dividends from net investment income        (0.048)        (0.047)        (0.053)        (0.032)         (0.025)
                                           --------       --------       --------       --------        ---------
Change in net asset value                        --             --             --             --              --
                                           --------       --------       --------       --------        ---------
Net asset value, end of period             $  1.00        $  1.00        $  1.00        $  1.00         $  1.00
                                           ========       ========       ========       ========        =========
Total return                                  4.76%          4.67%          5.32%          3.20%           2.50%
Ratios/supplemental data:
Net assets, end of period (thousands)      $188,695       $192,859       $193,534       $196,566        $170,334
Ratio to average net assets of:
 Operating expenses                           0.79%          0.84%           0.71%          0.85%           0.85%
 Net investment income                        4.76%          4.68%           5.31%          3.19%           2.53%


                                                                   Class B
                                          ---------------------------------------------------
                                                                                     From
                                                                                  Inception
                                                                                   7/15/94
                                                  Year Ended October 31,              to
                                            1997          1996        1995         10/31/94
                                          --------      -------     --------      -----------
Net asset value, beginning of period       $ 1.00       $ 1.00       $ 1.00         $1.00
Income from investment operations
 Net investment income                       0.040        0.039        0.046         0.007
                                           -------      -------      -------        -------
  Total from investment operations           0.040        0.039        0.046         0.007
                                           -------      -------      -------        -------
Less distributions
 Dividends from net investment income       (0.040)      (0.039)      (0.046)       (0.007)
                                           -------      -------      -------        --------
Change in net asset value                       --           --           --            --
                                           -------      -------      -------        --------
Net asset value, end of period             $ 1.00       $ 1.00       $ 1.00          $1.00
                                           =======      =======      =======        ========
Total return                                 4.02 %       3.93 %       4.63 %         0.70%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)      $15,013      $10,223      $ 8,506        $2,086
Ratio to average net assets of:
 Operating expenses                          1.55 %       1.59 %       1.44 %         1.60%(2)
 Net investment income                       4.02 %       3.92 %       4.62 %         3.46%(2)

(1) Includes reimbursement of operating expenses by investment adviser of $0.0001.
(2) Annualized.
(3) Not annualized.

                       See Notes to Financial Statements
54

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 1997

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

     Phoenix Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Each Series has distinct investment objectives. The Balanced Fund Series seeks to provide reasonable income, long-term capital growth and conservation of capital. The Convertible Fund Series seeks as its investment objectives income and the potential for capital appreciation; these objectives are to be considered as relatively equal. The Growth Fund Series seeks long-term appreciation of capital. The Aggressive Growth Fund Series seeks appreciation of capital through the use of aggressive investment techniques. The High Yield Fund Series seeks to provide high current income. The U.S. Government Securities Fund Series seeks a high level of current income by investing in U.S. Government guaranteed or backed securities. The Money Market Fund Series seeks to provide as high a level of current income consistent with capital preservation and liquidity.

     Each Series offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Series are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.


A. Security valuation:

     Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

     The Money Market Fund Series uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds -1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide a fair valuation. This valuation procedure allows each class of the Series to maintain a constant net asset value of $1 per share.


B. Security transactions and related income:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. The Trust does not amortize premiums except for the Money Market Fund Series, but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. Income taxes:

     Each of the Series is treated as a separate taxable entity. It is the policy of each Series in the Trust to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Series intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. Distributions to shareholders:

Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.


E. Foreign currency translation:

     Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 1997 (Continued)

and paid, is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:

     Each of the Series, except U.S. Government Securities Fund Series and Money Market Fund Series, may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Series as an unrealized gain (or loss). When the contract is closed, the Series records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed.

G. Security lending:

     The Trust loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At October 31, 1997, the Trust had the following amounts of security loans:2

                                                        Value of
                                         Value of      Securities
                                        Collateral      on Loan
                                       -------------- -------------
Balanced Fund Series   ...............  $143,021,673   $140,115,192
Convertible Fund Series   ............     4,200,000      4,034,490
Growth Fund Series  ..................    31,830,000     31,018,950
Aggressive Growth Fund Series   ......    20,087,632     19,421,015
U.S. Government Securities Fund Series    11,062,500     10,841,880

H. Expenses:

     Expenses incurred by the Trust with respect to any two or more Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.


I. Options:

     The Trust, except for U.S. Government and Money Market Series, may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

     The Series will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

     Each Series, except for U.S. Government and Money Market Series, may purchase options which are included in the Series' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.


J. When-issued and delayed delivery transactions:

     Each Series may engage in when-issued or delayed delivery transactions. The Series record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.


NOTE 2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Series:

                                           1st $1    $1-2       $2+
Series                                    Billion   Billion   Billion
----------------------------------------- --------- --------- --------
Growth Fund Series  .....................  0.70%     0.65%     0.60%
Aggressive Growth Fund Series   .........  0.70%     0.65%     0.60%
Convertible Fund Series   ...............  0.65%     0.60%     0.55%
High Yield Fund Series ..................  0.65%     0.60%     0.55%
Balanced Fund Series   ..................  0.55%     0.50%     0.45%
U.S. Government Securities Fund Series     0.45%     0.40%     0.35%
Money Market Fund Series  ...............  0.40%     0.35%     0.30%

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 1997 (Continued)

     The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Fund Series to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.85% for Class A shares and 1.60% for Class B shares of the average of the aggregate daily net asset value.

     Phoenix Equity Planning Corporation (PEPCO), an indirect majority-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares, has advised the Trust that it retained selling commissions of $525,072 for Class A shares and deferred sales charges of $631,551 for Class B shares, for the year ended October 31, 1997. In addition, each Series except the Money Market Fund Series pays PEPCO a distribution fee of an annual rate of 0.25% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each Series; the distribution fee for the Money Market Fund Series is 0% and 0.75% for Class A and Class B, respectively. The distributor has advised the Series that of the total amount expensed for the year ended October 31, 1997, $3,044,353 was earned by the Distributor, $10,576,329 was earned by unaffiliated participants, and $1,358,415 was paid to W.S. Griffith, an indirect subsidiary of PHL.

     As Financial Agent of the Trust, PEPCO received a fee for bookkeeping, administration, and pricing services at an annual rate of 0.03% of the average daily net assets of the Fund through December 31, 1996, and starting on January 1, 1997, at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended October 31, 1997, transfer agent fees were $8,230,205 of which PEPCO retained $3,505,548 which is net of fees paid to State Street.

     At October 31, 1997, PHL and affiliates held Phoenix Series Fund shares which aggregated the following:

                                                   Aggregate
                                                   Net Asset
                                        Shares       Value
                                       ----------- -----------
Aggressive Growth Fund Series Class B      11,387   $  190,735
High Yield Fund Series Class A  ......        395        3,592
U.S. Government Securities Fund Series
  Class A  ...........................        298        2,883
Money Market Fund Series Class A   ...  7,197,226    7,197,226


NOTE 3. PURCHASE AND SALE OF SECURITIES

     Purchases and sales of securities during the year ended October 31, 1997 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:


                                   Purchases          Sales
                                 ---------------- ---------------
Balanced Fund Series   .........  $2,007,465,298   $2,398,704,549
Convertible Fund Series   ......     279,807,350      347,511,171
Growth Fund Series  ............   4,367,595,466    4,592,376,556
Aggressive Growth Fund Series      1,238,101,677    1,268,403,142
High Yield Fund Series .........     837,633,569      827,550,266
U.S. Government Securities
  Fund Series ..................      56,183,141        2,628,609

     Purchases and sales of U.S. Government and agency securities during the year ended October 31, 1997, aggregated the following:

                                   Purchases            Sales
                                 ----------------   ---------------
Balanced Fund Series .........    $1,354,721,837     $1,486,596,557
Convertible Fund Series ......         7,663,219          7,778,563
High Yield Fund Series  ......       112,710,173         98,383,816
U.S. Government Securities
  Fund Series  ...............       663,320,784        736,681,917

     Written option activity for the year ended October 31, 1997, aggregated the following:


     Balanced Fund Series                Call Options
-------------------------------   --------------------------
                                  Number of       Amount
                                   Options      of Premiums
                                  -----------   ------------
Options outstanding at
  October 31, 1996 ............         --      $      --
Options written ...............      8,362      1,114,302
Options canceled in closing
  purchase transactions  ......     (1,060)      (256,733)
Options expired ...............     (4,274)      (363,130)
Options exercised  ............     (3,028)      (494,439)
                                    ------      ---------
Options outstanding at
  October 31, 1997 ............         --             --
                                    ======      =========

NOTE 4. CREDIT RISK

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 1997 (Continued)

NOTE 5. RECLASS OF CAPITAL ACCOUNTS

     In accordance with accounting pronouncements, the Series have recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Series and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of October 31, 1997, the Series recorded the following reclassifications to increase (decrease) the accounts listed below:

                                                          Capital paid
                        Undistributed    Accumulated      in on shares
                       net investment    net realized    of beneficial
                        income (loss)   gains (losses)     interest
                       ---------------- ---------------- --------------
Balanced Fund Series     $1,007,162      $    (259,853)   $  (747,309)
Convertible Fund
  Series  ............      (29,149)            32,223         (3,074)
Growth Fund Series ...      (88,868)            88,868             --
Aggressive Growth
  Fund Series   ......    1,405,570         (1,405,570)            --
High Yield Fund
  Series  ............      443,450        (43,907,142)    43,463,692
U.S. Government
  Securities Fund
  Series  ............      284,845           (516,595)       231,750

NOTE 6. CAPITAL LOSS CARRYOVERS

     The following Series have capital loss carryforwards which may be used to offset future capital gains.

                                     U.S.
                                   Government
Expiration        High Yield       Securities
Date             Fund Series      Fund Series
--------------   --------------   ------------
1998 .........    $ 66,472,552     $ 1,816,304
2002 .........      14,103,053       8,684,579
2003 .........      46,929,335              --
2004 .........              --       2,433,827
                  ------------     -----------
 Total  ......    $127,504,940     $12,934,710
                  ============     ===========

     Included in the High Yield Fund Series amount expiring in 1998, $46,426,813 was acquired in connection with the merger of the National Bond Fund.
     For the years ended October 31, 1997, the following Series had losses deferred in the prior year which were utilized or expired in the current year.

                                U.S. Government
                  High Yield    Securities Fund
                 Fund Series        Series
                 -------------- ----------------
Utilized  ......  $ 43,463,693    $   596,285
Expired   ......   133,573,091     13,326,574

TAX INFORMATION NOTICE (Unaudited)

     For the fiscal year ended October 31, 1997, the following Series distributed long-term capital gains dividends as follows:


Balanced Fund Series  ...............    $ 96,737,966
Convertible Fund Series  ............       4,550,151
Growth Fund Series ..................     334,316,017
Aggressive Growth Fund Series  ......       7,965,676

     For federal income tax purposes, 4.0% and 11.5% of the ordinary income dividends paid by the Balanced Fund Series and the Growth Fund Series, respectively, qualify for the dividends received deduction for corporate shareholders.







      This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS




[LOGOTYPE]Price Waterhouse LLP                                        [LOGO]



To the Shareholders and Trustees of
Phoenix Series Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Balanced Fund Series, the Convertible Fund Series, the Growth Fund Series, the Aggressive Growth Fund Series, the High Yield Fund Series, the U.S. Government Securities Fund Series and the Money Market Fund Series (constituting the Phoenix Series Fund, hereinafter referred to as the "Fund") at October 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

Boston, Massachusetts
December 12, 1997

                              PHOENIX SERIES FUND

                           PART C--OTHER INFORMATION


Item 24. Financial Statements and Exhibits


 (a) Financial Statements:
    Condensed Financial Information and Financial Statements are included in the Annual Report to Shareholders for the year ended October 31, 1997, incorporated by reference in Part B of the Registration Statement.



 (b) Exhibits


        1.1 Agreement and Declaration of Trust, as amended, previously filed and filed via EDGAR with Post-Effective Amendment No. 84 on February 27, 1997 and incorporated herein by reference.

        1.2 Amendments dated May 25, 1994 and August 24, 1994 to Agreement and Declaration of Trust, as amended, filed with Post-Effective Amendment No. 82 on March 1, 1995 and filed via EDGAR with Post-Effective Amendment No. 84 on February 27, 1997 and incorporated herein by reference.

        1.3 Amendment dated November 15, 1995 to Agreement and Declaration of Trust, as amended, filed via EDGAR with Post-Effective Amendment No. 83 on February 28, 1996 and incorporated herein by reference.

        1.4 Amendment dated May 22, 1996 to Agreement and Declaration of Trust, as amended, filed via EDGAR with Post-Effective Amendment No. 84 on February 27, 1997 and incorporated herein by reference.

        4. Reference is made to Article IV of the Registrant's Declaration of Trust, as amended, and filed with the Registration Statement referred to in Exhibit 1.1.

        5. Investment Advisory Agreement between the Registrant and Phoenix Investment Counsel, Inc. dated January 1, 1994 covering the Phoenix Balanced Fund Series, Phoenix Convertible Fund Series, Phoenix Growth Fund Series, Phoenix High Yield Fund Series, Phoenix Money Market Fund Series, Phoenix Aggressive Growth Fund Series and Phoenix U.S. Government Securities Fund Series, filed with Post- Effective Amendment No. 82 on March 1, 1995 and filed via EDGAR with Post-Effective Amendment No. 84 on February 27, 1997 and incorporated herein by reference.

        6.1 Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation dated November 19, 1997 and filed herewith via EDGAR and incorporated herein by reference.

        6.2 Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers, filed herewith via EDGAR and incorporated herein by reference.

        6.3 Form of Supplement to Phoenix Family of Funds Sales Agreement filed herewith via EDGAR and incorporated herein by reference.

        6.4 Form of Financial Institution Sales Contract for the Phoenix Family of Funds filed herewith via EDGAR and incorporated herein by reference.

        8.1 Custodian Contract between Registrant and State Street Bank and Trust Company dated May 1, 1997, filed herewith via EDGAR and incorporated herein by reference.

        9.1 Transfer Agency and Service Agreement between Registrant and Phoenix Equity Planning Corporation dated June 1, 1994, filed with Post-Effective Amendment No. 82 on March 1, 1995 and filed via EDGAR with Post-Effective Amendment No. 84 on February 27, 1997 and incorporated herein by reference.

        9.2 Amended and Restated Financial Agent Agreement Between Registrant and Phoenix Equity Planning Corporation dated November 19, 1997 and filed herewith via EDGAR and incorporated herein by reference.

        9.3 Sub-Transfer Agent Agreement Between Phoenix Equity Planning Corporation filed herewith via EDGAR and incorporated herein by reference.

        10 Opinion of Counsel as to legality of the shares, filed with Post-Effective Amendment No. 82 on March 1, 1995, and filed via EDGAR with Post-Effective Amendment No. 84 on February 27, 1997 and incorporated by reference.

        11      Written Consent of Price Waterhouse filed herewith via EDGAR.

        15.1 Class A Shares Amended and Restated Distribution Plan pursuant to Rule 12-b 1 under the Investment Company Act of 1940, as amended and filed herewith via EDGAR and incorporated herein by reference.

        15.2 Class B Shares Amended and Restated Distribution Plan pursuant to Rule 12-b 1 under the Investment Company Act of 1940, as amended and filed herewith via EDGAR and incorporated herein by reference.

        15.3 Form of Class C Shares Amended and Restated Distribution Plan pursuant to Rule 12-b 1 under the Investment Company Act of 1940, as amended and filed herewith via EDGAR and incorporated herein by reference.

        15.4 Form of Class M Shares Amended and Restated Distribution Plan pursuant to Rule 12-b 1 under the Investment Company Act of 1940, as amended and filed herewith via EDGAR and incorporated herein by reference.

        16 Schedule for Computation of Performance Quotations filed with Post-Effective Amendment No. 82 on March 1, 1995 and filed via EDGAR with Post-Effective Amendment No. 84 on February 27, 1997 and incorporated herein by reference

        18.1 Amended and Restated Rule 18f-3 Dual Distribution Plan effective November 19, 1997 and filed herewith via EDGAR and incorporated herein by reference.

        19. Powers of Attorney, filed via EDGAR with Post-Effective Amendment No. 84 on February 27, 1997 and incorporated herein by reference.

        27.     Financial Data Schedule filed herewith and reflected on EDGAR as
                Exhibit 27.


Item 25. Persons Controlled By or Under Common Control With Registrant
     None.

Item 26. Number of Holders of Securities



                                                                  Number of Shareholder Accounts
Title of Class                                                        as of October 31, 1997
--------------                                                        ----------------------
Phoenix Balanced Fund
 Class A shares/Class B shares                                             104,994/2,525
Phoenix Convertible Fund
 Class A shares/Class B shares                                                 9,835/470
Phoenix Growth Fund
 Class A shares/Class B shares                                             146,258/6,377
Phoenix High Yield Fund
 Class A shares/Class B shares/Class C shares/Class M shares            31,343/2,002/0/0
Phoenix Money Market Fund
 Class A shares/Class B shares                                              12,491/1,079
Phoenix Aggressive Growth Fund
 Class A shares/Class B shares                                              13,254/2,203
Phoenix U.S. Government Securities Fund
 Class A shares/Class B shares                                                12,438/350


Item 27. Indemnification

     Incorporated herein by reference is Post-Effective Amendment No. 53 to Registrant's Registration Statement (No. 2-14069) under the Securities Act of 1933.


Item 28. Business and Other Connections of Investment Adviser

     See "Management of the Funds" in the Prospectus and "Services of the Adviser" and "Management of the Trust" in the Statement of Additional Information, each of which is included in this Post-Effective Amendment to the Registration Statement.

     For information as to the business, profession, vocation or employment of a substantial nature of director and officers of the Adviser reference is made to the Adivser's current Form ADV (SEC File No. 801-5995) filed under the Investment Advisers Act of 1940 and incorporated herein by reference.

Item 29. Principal Underwriters

(a) Equity Planning also serves as the principal underwriter for the following other registrants:


     Phoenix Strategic Allocation Fund, Inc., Phoenix Multi-Sector Fixed Income Fund, Inc., Phoenix Multi-Sector Short Term Bond Fund, Phoenix Multi-Portfolio Fund, Phoenix California Tax Exempt Bonds, Inc., Phoenix Income and Growth Fund, Phoenix Worldwide Opportunities Fund, Phoenix Strategic Equity Series Fund, Phoenix Equity Series Fund, Phoenix-Engemann Funds, Phoenix Investment Trust 97, Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account and PHL Variable Separate Account MVA1.


(b) Directors and executive officers of Phoenix Equity Planning Corporation are as follows:




    Name and Principal            Positions and Offices          Positions and Offices
     Business Address               with Distributor                with Registrant
     ----------------               ----------------                ---------------
Michael E. Haylon            Director                          Executive Vice President
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480

Philip R. McLoughlin         Director and President            Trustee and President
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480

David R. Pepin               Director and Executive Vice       Executive Vice President
56 Prospect St.              President, Strategy
P.O. Box 150480
Hartford, CT 06115-0480

Leonard J. Saltiel           Managing Director,                Vice President
56 Prospect St.              Infrastructure
P.O. Box 150480
Hartford, CT 06115-0480

Paul A. Atkins               Senior Vice President and         None
56 Prospect St.              Sales Manager
P.O. Box 150480
Hartford, CT 06115-0480

William R. Moyer             Senior Vice President and         Vice President
100 Bright Meadow Blvd.      Chief Financial Officer
P.O. Box 1900
Enfield, CT 06083-1900

John F. Sharry               Executive Vice President,         None
56 Prospect St.              Mutual Fund Sales and
P.O. Box 150480              Operations
Hartford, CT 06115-0480

G. Jeffrey Bohne             Vice President, Mutual Fund       Secretary
101 Munson Street            Customer Service
P.O. Box 810
Greenfield, MA 01302-0810

Eugene A. Charon             Vice President and Controller     None
100 Bright Meadow Blvd.
P.O. Box 1900
Enfield, CT 06083-1900

Nancy G. Curtiss             Vice President and Treasurer,     Treasurer
56 Prospect St.              Fund Accounting
P.O. Box 150480
Hartford, CT 06115-0480

   Name and Principal           Positions and Offices        Positions and Offices
    Business Address              with Distributor              with Registrant
-------------------------   -----------------------------   -----------------------
Elizabeth R. Sadowinski     Vice President,                 None
56 Prospect St.             Administration
P.O. Box 150480
Hartford, CT 06115-0480

Thomas N. Steenburg         Vice President, Counsel and     Assistant Secretary
56 Prospect St.             Secretary
P.O. Box 150480
Hartford, CT 06115-0480

William E. Keen, III        Assistant Vice President,       Vice President
100 Bright Meadow Blvd.     Mutual Fund Regulation
P.O. Box 1900
Enfield, CT 06083-1900



(c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

Item 30. Location of Accounts and Records

     Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include herein described Series' investment adviser, Phoenix Investment Counsel, Inc.; Registrant's financial agent, transfer agent and principal underwriter, Phoenix Equity Planning Corporation; Registrant's dividend disbursing agent and custodian, State Street Bank and Trust Company. The address of the Secretary of the Trust is 101 Munson Street, Greenfield, Massachusetts 01301; the address of Phoenix Investment Counsel, Inc. is 56 Prospect Street, Hartford, Connecticut 06115; the address of Phoenix Equity Planning Corporation is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200; the address of the dividend disbursing agent is P.O. Box 8301, Boston, Massachusetts 02266-8301,
Attention: Phoenix Funds, and the address of the custodian is P.O. Box 351, Boston, Massachusetts 02101.


Item 31. Management Services

     All management-related service contracts are discussed in Part A or B of this Registration Statement.

Item 32. Undertakings

(a) The information called for by Item 5A of Form N-1A is contained in the Fund's annual report to shareholders; accordingly, the Fund hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Fund's latest annual report, upon request and without charge.

(b) Registrant undertakes to call a special meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders, as required by Section 16(c) of the 1940 Act, if requested to do so by holders of at least 10% of a Series' outstanding shares.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford and the State of Connecticut on the 29th day of December, 1997.



                                         PHOENIX SERIES FUND



ATTEST: /s/ Thomas N. Steenburg          BY: /s/ Philip R. McLoughlin
      -------------------------------        ----------------------------------
        Thomas N. Steenburg                   Philip R. McLoughlin
        Assistant Secretary                   President



     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated, on this 29th day of December, 1997.



           Signature              Title
           ---------              -----

----------------------------      Trustee
       C. Duane Blinn*

----------------------------      Trustee
        Robert Chesek*

----------------------------      Trustee
      E. Virgil Conway*

----------------------------      Treasurer (Principal
      Nancy G. Curtiss*           Financial and

                                  Accounting Officer)
----------------------------      Trustee
     Harry Dalzell-Payne*

----------------------------      Trustee
     Francis E. Jeffries*

----------------------------      Trustee
      Leroy Keith, Jr.*

 /s/ Philip R. McLoughlin         Trustee and President
----------------------------      (Principal Executive Officer)
     Philip R. McLoughlin

----------------------------      Trustee
      Everett L. Morris*

----------------------------      Trustee
       James M. Oates*

----------------------------      Trustee
     Calvin J. Pedersen*

----------------------------      Trustee
     Philip R. Reynolds*

----------------------------      Trustee
      Herbert Roth, Jr.*

----------------------------      Trustee
     Richard E. Segerson*

----------------------------      Trustee
   Lowell P. Weicker, Jr.*


By /s/ Philip R. McLoughlin
     --------------------------

* Philip R. McLoughlin Attorney-in-fact pursuant to powers of attorney previously filed.